UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
       Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

 AQR Funds

(Exact name of registrant as specified in charter)

     One Greenwich Plaza, Suite 130
                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)
H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
                        Greenwich, CT 06830
          (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2023 to March 31, 2024

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

Semi-Annual Report
March 31, 2024 (Unaudited)
AQR Large Cap Multi-Style Fund
AQR Small Cap Multi-Style Fund
AQR International Multi-Style Fund
AQR Emerging Multi-Style II Fund
AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Style Fund
AQR International Momentum Style Fund
AQR Large Cap Defensive Style Fund
AQR International Defensive Style Fund
AQR Global Equity Fund
Go Paperless, Choose E-Delivery
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annual reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s new, streamlined shareholder reports will be mailed to you beginning in July 2024. If you would like to
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https://funds.aqr.com .

Table of Contents
Schedule of Investments
AQR Large Cap Multi-Style Fund
....................................................................
2
AQR Small Cap Multi-Style Fund
....................................................................
7
AQR International Multi-Style Fund
..................................................................
14
AQR Emerging Multi-Style II Fund
...................................................................
18
AQR Large Cap Momentum Style Fund
...............................................................
23
AQR Small Cap Momentum Style Fund
...............................................................
28
AQR International Momentum Style Fund
..............................................................
38
AQR Large Cap Defensive Style Fund
................................................................
42
AQR International Defensive Style Fund
...............................................................
46
AQR Global Equity Fund
..........................................................................
50
Financial Statements and Notes
........................................................................
59
Fund Expense Examples (Unaudited)
....................................................................
106

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Communication Services - 6 .3%
Diversified Telecommunication Services - 0 .1%
AT&T, Inc. 91,861 1,616,754
Entertainment - 0 .1%
Netflix, Inc. *
636 386,262
Playtika Holding Corp.
123,816 872,903
1,259,165
Interactive Media & Services - 6 .0%
Alphabet, Inc., Class A *
136,910 20,663,826
Alphabet, Inc., Class C *
118,248 18,004,440
Meta Platforms, Inc., Class A
64,758 31,445,190
70,113,456
Media - 0 .1%
Comcast Corp., Class A 40,014 1,734,607
Total Communication Services 74,723,982
Consumer Discretionary - 11 .2%
Automobile Components - 0 .1%
Phinia, Inc. 15,114 580,831
Automobiles - 0 .5%
General Motors Co. 127,258 5,771,150
Broadline Retail - 2 .6%
Amazon.com, Inc. *
136,603 24,640,449
eBay, Inc.
21,705 1,145,590
Kohl's Corp.
36,591 1,066,628
Macy's, Inc.
214,195 4,281,758
31,134,425
Diversified Consumer Services - 0 .4%
H&R Block, Inc. 97,262 4,776,537
Hotels, Restaurants & Leisure - 1 .2%
Aramark
96,269 3,130,668
Booking Holdings, Inc.
1,667 6,047,676
Expedia Group, Inc. *
32,097 4,421,362
Travel + Leisure Co.
11,174 547,079
14,146,785
Household Durables - 2 .8%
Lennar Corp., Class A
57,474 9,884,378
PulteGroup, Inc.
101,731 12,270,793
Toll Brothers, Inc.
83,675 10,825,035
32,980,206
Specialty Retail - 3 .3%
AutoNation, Inc. *
55,681 9,219,660
Best Buy Co., Inc.
20,542 1,685,060
Dick's Sporting Goods, Inc.
5,679 1,276,980
Gap, Inc. (The)
63,512 1,749,756
Murphy USA, Inc.
12,078 5,063,098
Penske Automotive Group, Inc.
51,358 8,319,482
Victoria's Secret & Co. *
38,113 738,630
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.3% (continued)
Williams-Sonoma, Inc.
34,351 10,907,473
38,960,139
Textiles, Apparel & Luxury Goods - 0 .3%
Capri Holdings Ltd. *
21,374 968,242
PVH Corp.
14,566 2,048,125
3,016,367
Total Consumer Discretionary 131,366,440
Consumer Staples - 2 .6%
Beverages - 0 .7%
Molson Coors Beverage Co., Class
B 123,321 8,293,337
Consumer Staples Distribution & Retail - 1 .1%
Albertsons Cos., Inc., Class A
4,409 94,529
Kroger Co. (The)
147,970 8,453,526
Walgreens Boots Alliance, Inc.
116,778 2,532,915
Walmart, Inc.
33,685 2,026,827
13,107,797
Food Products - 0 .7%
Archer-Daniels-Midland Co.
33,861 2,126,809
Bunge Global SA
39,568 4,056,511
Seaboard Corp.
718 2,314,775
8,498,095
Tobacco - 0 .1%
Altria Group, Inc. 28,669 1,250,542
Total Consumer Staples 31,149,771
Energy - 4 .7%
Energy Equipment & Services - 0 .1%
Baker Hughes Co., Class A 40,166 1,345,561
Oil, Gas & Consumable Fuels - 4 .6%
APA Corp.
17,789 611,586
Chesapeake Energy Corp.
23,834 2,117,174
Chevron Corp.
23,061 3,637,642
EOG Resources, Inc.
8,158 1,042,919
Exxon Mobil Corp.
128,336 14,917,777
HF Sinclair Corp.
133,280 8,046,114
Marathon Petroleum Corp.
41,232 8,308,248
Ovintiv, Inc.
58,937 3,058,830
Phillips 66
7,556 1,234,197
Pioneer Natural Resources Co.
5,852 1,536,150
Valero Energy Corp.
52,747 9,003,385
53,514,022
Total Energy 54,859,583
Financials - 17 .5%
Banks - 2 .8%
Bank OZK
18,370 835,100
Citigroup, Inc.
199,946 12,644,585
First Citizens BancShares, Inc.,
Class A 3,542 5,791,170

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
3
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 2.8% (continued)
FNB Corp.
30,369 428,203
JPMorgan Chase & Co.
33,218 6,653,566
Popular, Inc.
64,511 5,682,774
Wells Fargo & Co.
23,700 1,373,652
33,409,050
Capital Markets - 0 .9%
Bank of New York Mellon Corp.
(The) 66,485 3,830,866
Janus Henderson Group plc
47,922 1,576,154
State Street Corp.
73,319 5,669,025
11,076,045
Consumer Finance - 1 .3%
Capital One Financial Corp.
23,903 3,558,918
Synchrony Financial
258,650 11,152,988
14,711,906
Financial Services - 4 .5%
Berkshire Hathaway, Inc., Class B *
43,607 18,337,616
Corebridge Financial, Inc.
283,976 8,158,631
Euronet Worldwide, Inc. *
10,010 1,100,399
Fiserv, Inc. *
5,218 833,941
Global Payments, Inc.
18,702 2,499,709
MGIC Investment Corp.
282,251 6,311,132
PayPal Holdings, Inc. *
17,705 1,186,058
Visa, Inc., Class A
1,219 340,199
Voya Financial, Inc.
32,532 2,404,765
Western Union Co. (The)
855,782 11,963,832
53,136,282
Insurance - 8 .0%
American International Group, Inc.
105,669 8,260,146
Arch Capital Group Ltd. *
25,018 2,312,664
Assurant, Inc.
43,550 8,197,852
Assured Guaranty Ltd.
40,808 3,560,498
Axis Capital Holdings Ltd.
133,749 8,696,360
Chubb Ltd.
4,230 1,096,120
CNA Financial Corp.
63,092 2,865,638
Everest Group Ltd.
36,154 14,371,215
First American Financial Corp.
5,959 363,797
Hartford Financial Services Group,
Inc. (The) 42,082 4,336,550
Loews Corp.
6,597 516,479
Markel Group, Inc. *
666 1,013,306
MetLife, Inc.
10,090 747,770
Old Republic International Corp.
165,147 5,073,316
Prudential Financial, Inc.
7,074 830,487
Reinsurance Group of America, Inc.
41,235 7,953,407
RenaissanceRe Holdings Ltd.
34,048 8,002,301
Travelers Cos., Inc. (The)
6,684 1,538,256
Unum Group
264,947 14,217,056
93,953,218
Total Financials 206,286,501
INVESTMENTS SHARES VALUE ($)
Health Care - 6 .7%
Biotechnology - 0 .9%
AbbVie, Inc.
10,534 1,918,241
Gilead Sciences, Inc.
17,204 1,260,193
United Therapeutics Corp. *
29,190 6,705,527
Vertex Pharmaceuticals, Inc. *
792 331,064
10,215,025
Health Care Providers & Services - 5 .1%
Cardinal Health, Inc.
86,534 9,683,155
Centene Corp. *
66,547 5,222,608
Cigna Group (The)
20,894 7,588,492
CVS Health Corp.
86,324 6,885,202
Elevance Health, Inc.
24,456 12,681,414
McKesson Corp.
9,346 5,017,400
Molina Healthcare, Inc. *
25,826 10,610,096
UnitedHealth Group, Inc.
5,781 2,859,861
60,548,228
Pharmaceuticals - 0 .7%
Eli Lilly & Co.
1,714 1,333,424
Jazz Pharmaceuticals plc *
12,345 1,486,585
Viatris, Inc.
463,446 5,533,545
8,353,554
Total Health Care 79,116,807
Industrials - 14 .1%
Aerospace & Defense - 1 .6%
Curtiss-Wright Corp.
6,990 1,789,020
Howmet Aerospace, Inc.
40,076 2,742,401
Huntington Ingalls Industries, Inc.
16,268 4,741,634
Textron, Inc.
97,103 9,315,091
Woodward, Inc.
4,244 654,085
19,242,231
Building Products - 2 .0%
Builders FirstSource, Inc. *
47,950 9,999,973
Owens Corning
76,630 12,781,884
Trane Technologies plc
1,767 530,453
23,312,310
Construction & Engineering - 0 .6%
EMCOR Group, Inc.
19,228 6,733,646
MDU Resources Group, Inc.
28,772 725,054
7,458,700
Electrical Equipment - 1 .2%
Acuity Brands, Inc.
41,644 11,190,992
Generac Holdings, Inc. *
6,266 790,393
Vertiv Holdings Co., Class A
22,793 1,861,505
13,842,890
Ground Transportation - 0 .9%
Avis Budget Group, Inc.
5,402 661,529
Hertz Global Holdings, Inc. *
99,517 779,218
Ryder System, Inc.
53,612 6,443,626

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0.9% (continued)
Schneider National, Inc., Class B
97,071 2,197,688
U-Haul Holding Co. *
1,585 107,051
10,189,112
Industrial Conglomerates - 1 .0%
General Electric Co. 65,530 11,502,481
Machinery - 4 .9%
AGCO Corp.
79,177 9,740,355
Allison Transmission Holdings, Inc.
130,278 10,573,362
Crane Co.
17,447 2,357,613
Cummins, Inc.
15,002 4,420,339
Esab Corp.
6,989 772,774
Gates Industrial Corp. plc *
289,192 5,121,590
Oshkosh Corp.
46,231 5,765,468
PACCAR, Inc.
95,335 11,811,053
Snap-on, Inc.
16,004 4,740,705
Timken Co. (The)
23,364 2,042,715
57,345,974
Passenger Airlines - 0 .1%
United Airlines Holdings, Inc. * 20,895 1,000,452
Professional Services - 0 .7%
Booz Allen Hamilton Holding Corp.,
Class A 24,592 3,650,437
Concentrix Corp.
5,431 359,641
ManpowerGroup, Inc.
57,221 4,442,638
8,452,716
Trading Companies & Distributors - 1 .1%
Air Lease Corp., Class A
7,441 382,765
Core & Main, Inc., Class A *
22,196 1,270,721
Ferguson plc
2,545 555,904
MSC Industrial Direct Co., Inc.,
Class A 36,974 3,587,957
United Rentals, Inc.
7,439 5,364,337
WESCO International, Inc.
14,328 2,454,100
13,615,784
Total Industrials 165,962,650
Information Technology - 29 .7%
Communications Equipment - 0 .7%
Cisco Systems, Inc. 158,269 7,899,206
Electronic Equipment, Instruments & Components - 2 .3%
Arrow Electronics, Inc. *
88,166 11,413,971
Avnet, Inc.
81,123 4,022,078
Jabil, Inc.
60,562 8,112,280
TD SYNNEX Corp.
33,133 3,747,342
27,295,671
IT Services - 0 .8%
Accenture plc, Class A
3,932 1,362,870
Amdocs Ltd.
3,573 322,892
Cognizant Technology Solutions
Corp., Class A 9,464 693,617
DXC Technology Co. *
242,843 5,150,700
INVESTMENTS SHARES VALUE ($)
IT Services - 0.8% (continued)
VeriSign, Inc. *
8,828 1,672,994
9,203,073
Semiconductors & Semiconductor Equipment - 8 .5%
Advanced Micro Devices, Inc. *
5,669 1,023,198
Applied Materials, Inc.
50,413 10,396,673
Broadcom, Inc.
11,729 15,545,734
Cirrus Logic, Inc. *
3,698 342,287
Lam Research Corp.
12,726 12,364,200
NVIDIA Corp.
57,735 52,167,036
ON Semiconductor Corp. *
8,798 647,093
QUALCOMM, Inc.
22,040 3,731,372
Skyworks Solutions, Inc.
41,480 4,493,114
100,710,707
Software - 10 .8%
Adobe, Inc. *
20,466 10,327,144
AppLovin Corp., Class A *
42,707 2,956,179
Cadence Design Systems, Inc. *
25,455 7,923,632
Crowdstrike Holdings, Inc., Class A *
1,168 374,449
DocuSign, Inc., Class A *
27,687 1,648,761
Dropbox, Inc., Class A *
61,281 1,489,128
Fortinet, Inc. *
7,915 540,674
Intuit, Inc.
600 390,000
Manhattan Associates, Inc. *
4,944 1,237,137
Microsoft Corp.
188,853 79,454,234
NCR Voyix Corp. *
287,100 3,626,073
Nutanix, Inc., Class A *
6,072 374,764
Palantir Technologies, Inc., Class A *
58,221 1,339,665
RingCentral, Inc., Class A *
53,555 1,860,501
Salesforce, Inc.
17,654 5,317,032
Teradata Corp. *
33,618 1,300,008
Zoom Video Communications, Inc.,
Class A * 110,728 7,238,289
127,397,670
Technology Hardware, Storage & Peripherals - 6 .6%
Apple, Inc.
340,820 58,443,814
Hewlett Packard Enterprise Co.
597,025 10,585,253
HP, Inc.
261,115 7,890,895
Pure Storage, Inc., Class A *
20,371 1,059,088
77,979,050
Total Information Technology 350,485,377
Materials - 1 .8%
Chemicals - 0 .8%
CF Industries Holdings, Inc.
5,526 459,819
LyondellBasell Industries NV, Class
A 21,143 2,162,506
Mosaic Co. (The)
122,117 3,963,918
NewMarket Corp.
4,252 2,698,404
9,284,647
Construction Materials - 0 .2%
Eagle Materials, Inc. 6,222 1,690,828

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
5
(Continued)
INVESTMENTS SHARES VALUE ($)
Containers & Packaging - 0 .1%
Berry Global Group, Inc.
18,545 1,121,601
International Paper Co.
14,147 552,016
1,673,617
Metals & Mining - 0 .7%
Cleveland-Cliffs, Inc. *
104,749 2,381,992
Reliance, Inc.
17,715 5,919,999
United States Steel Corp.
5,123 208,916
8,510,907
Total Materials 21,159,999
Utilities - 0 .4%
Electric Utilities - 0 .4%
Hawaiian Electric Industries, Inc. 448,371 5,053,141
TOTAL COMMON STOCKS
(Cost $594,893,809) 1,120,164,251
SHORT-TERM INVESTMENTS - 4.8%
INVESTMENT COMPANIES - 4 .8%
Limited Purpose Cash Investment
Fund, 5.33% (a)
(Cost $56,098,608) 56,123,795 56,101,345
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $650,992,417) 1,176,265,596
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% ‡ 2,298,503
NET ASSETS - 100.0% 1,178,564,099
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 74,723,982 6 .3%
Consumer Discretionary 131,366,440 11 .2
Consumer Staples 31,149,771 2 .6
Energy 54,859,583 4 .7
Financials 206,286,501 17 .5
Health Care 79,116,807 6 .7
Industrials 165,962,650 14 .1
Information Technology 350,485,377 29 .7
Materials 21,159,999 1 .8
Utilities 5,053,141 0 .4
Investment Companies 56,101,345 4 .8
Total Investments In Securities
At Value 1,176,265,596 99 .8
Other Assets in Excess of
Liabilities ‡ 2,298,503 0 .2
Net Assets
$ 1,178,564,099 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2024.
All securities are Level 1 with respect to ASC 820 (See Note 4).

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 177 6/2024 USD $ 46,980,225 $ 715,424
Net value $ 715,424
Collateral pledged to, or (received from), each counterparty at March 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
GSCO
Cash $ – $ 1,784,888 $ 1,784,888

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | March 2024
7
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.8%
Communication Services - 1 .0%
Diversified Telecommunication Services - 0 .1%
IDT Corp., Class B 1,366 51,648
Entertainment - 0 .1%
Marcus Corp. (The) 7,526 107,321
Interactive Media & Services - 0 .4%
Cargurus, Inc., Class A *
8,290 191,333
Cars.com, Inc. *
2,019 34,686
EverQuote, Inc., Class A *
1,935 35,914
Yelp, Inc., Class A *
5,657 222,886
484,819
Media - 0 .4%
AMC Networks, Inc., Class A *
5,781 70,123
EchoStar Corp., Class A *
2,299 32,761
Gannett Co., Inc. *
55,152 134,571
Gray Television, Inc.
14,821 93,669
Sinclair, Inc.
4,005 53,947
TEGNA, Inc.
2,157 32,226
417,297
Wireless Telecommunication Services - 0 .0% †
Telephone and Data Systems, Inc. 1,977 31,672
Total Communication Services 1,092,757
Consumer Discretionary - 12 .6%
Automobile Components - 1 .2%
Adient plc *
2,404 79,140
American Axle & Manufacturing
Holdings, Inc. * 10,303 75,830
Cooper-Standard Holdings, Inc. *
4,890 80,978
Dana, Inc.
2,433 30,899
Holley, Inc. *
17,634 78,648
Modine Manufacturing Co. *
4,565 434,542
Patrick Industries, Inc.
5,106 610,014
1,390,051
Automobiles - 0 .1%
Winnebago Industries, Inc. 1,070 79,180
Diversified Consumer Services - 1 .7%
2U, Inc. *
426,111 166,056
Adtalem Global Education, Inc. *
2,445 125,673
Chegg, Inc. *
28,006 212,005
Duolingo, Inc., Class A *
1,545 340,796
Frontdoor, Inc. *
969 31,570
Perdoceo Education Corp.
40,792 716,308
Stride, Inc. *
3,904 246,147
1,838,555
Hotels, Restaurants & Leisure - 0 .7%
Bloomin' Brands, Inc.
11,605 332,831
Brinker International, Inc. *
2,169 107,756
Carrols Restaurant Group, Inc.
1,432 13,618
El Pollo Loco Holdings, Inc. *
14,144 137,763
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 0.7% (continued)
Monarch Casino & Resort, Inc.
906 67,941
RCI Hospitality Holdings, Inc.
2,387 138,446
Target Hospitality Corp. *
3,105 33,751
832,106
Household Durables - 3 .9%
Beazer Homes USA, Inc. *
16,465 540,052
Century Communities, Inc.
659 63,593
Ethan Allen Interiors, Inc.
1,406 48,605
Green Brick Partners, Inc. *
3,118 187,797
Hovnanian Enterprises, Inc., Class
A * 3,412 535,479
KB Home
7,991 566,402
Landsea Homes Corp. *
9,871 143,426
Lovesac Co. (The) *
5,996 135,510
M/I Homes, Inc. *
3,649 497,322
MDC Holdings, Inc.
2,345 147,524
Meritage Homes Corp.
1,424 249,855
Taylor Morrison Home Corp., Class
A * 14,109 877,157
Tri Pointe Homes, Inc. *
6,166 238,378
Worthington Enterprises, Inc.
778 48,415
4,279,515
Leisure Products - 0 .6%
Acushnet Holdings Corp.
1,421 93,715
JAKKS Pacific, Inc. *
11,550 285,285
MasterCraft Boat Holdings, Inc. *
6,885 163,312
Solo Brands, Inc., Class A *
11,227 24,363
Vista Outdoor, Inc. *
2,472 81,032
647,707
Specialty Retail - 3 .8%
1-800-Flowers.com, Inc., Class A *
5,907 63,973
Abercrombie & Fitch Co., Class A *
400 50,132
Academy Sports & Outdoors, Inc.
444 29,988
Asbury Automotive Group, Inc. *
2,406 567,287
Big 5 Sporting Goods Corp.
6,275 22,088
Build-A-Bear Workshop, Inc.
5,092 152,098
Caleres, Inc.
5,005 205,355
CarParts.com, Inc. *
38,518 62,399
Designer Brands, Inc., Class A
24,946 272,660
Destination XL Group, Inc. *
18,113 65,207
Genesco, Inc. *
3,755 105,666
Group 1 Automotive, Inc.
2,771 809,769
Haverty Furniture Cos., Inc.
2,173 74,143
Hibbett, Inc.
3,437 263,996
J Jill, Inc. *
1,292 41,305
ODP Corp. (The) *
7,955 422,013
PetMed Express, Inc.
7,670 36,739
Sally Beauty Holdings, Inc. *
2,461 30,566
Signet Jewelers Ltd.
4,375 437,806
Sonic Automotive, Inc., Class A
626 35,644
Stitch Fix, Inc., Class A *
89,709 236,832
Upbound Group, Inc.
4,183 147,283

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.8% (continued)
Urban Outfitters, Inc. *
2,394 103,947
4,236,896
Textiles, Apparel & Luxury Goods - 0 .6%
Figs, Inc., Class A *
17,561 87,454
G-III Apparel Group Ltd. *
13,120 380,611
Vera Bradley, Inc. *
25,802 175,454
643,519
Total Consumer Discretionary 13,947,529
Consumer Staples - 3 .7%
Beverages - 0 .9%
Coca-Cola Consolidated, Inc.
876 741,455
Vita Coco Co., Inc. (The) *
8,955 218,771
960,226
Consumer Staples Distribution & Retail - 0 .6%
Ingles Markets, Inc., Class A
7,717 591,740
SpartanNash Co.
1,939 39,187
United Natural Foods, Inc. *
5,348 61,448
692,375
Food Products - 0 .8%
Cal-Maine Foods, Inc.
2,928 172,313
Dole plc
2,572 30,684
John B Sanfilippo & Son, Inc.
6,083 644,311
847,308
Household Products - 0 .0% †
Oil-Dri Corp. of America 426 31,763
Personal Care Products - 1 .3%
BellRing Brands, Inc. *
1,124 66,350
Edgewell Personal Care Co.
791 30,564
elf Beauty, Inc. *
3,028 593,579
Herbalife Ltd. *
4,065 40,853
Medifast, Inc.
12,860 492,795
Nature's Sunshine Products, Inc. *
8,217 170,667
1,394,808
Tobacco - 0 .1%
Universal Corp.
705 36,462
Vector Group Ltd.
6,859 75,175
111,637
Total Consumer Staples 4,038,117
Energy - 6 .0%
Energy Equipment & Services - 1 .7%
KLX Energy Services Holdings,
Inc. * 17,306 133,948
Liberty Energy, Inc., Class A
35,816 742,108
ProPetro Holding Corp. *
44,558 360,029
Ranger Energy Services, Inc.
22,455 253,517
RPC, Inc.
7,931 61,386
Select Water Solutions, Inc., Class A
4,431 40,898
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 1.7% (continued)
Weatherford International plc *
2,091 241,343
1,833,229
Oil, Gas & Consumable Fuels - 4 .3%
Amplify Energy Corp. *
4,990 32,984
Ardmore Shipping Corp. (Ireland)
26,136 429,153
Callon Petroleum Co. *
3,249 116,184
Centrus Energy Corp., Class A *
1,289 53,532
CONSOL Energy, Inc.
4,905 410,843
Dorian LPG Ltd.
7,568 291,065
FutureFuel Corp.
16,419 132,173
Gulfport Energy Corp. *
2,017 322,962
Hallador Energy Co. *
19,501 103,940
International Seaways, Inc.
5,076 270,043
Nordic American Tankers Ltd.
7,762 30,427
Par Pacific Holdings, Inc. *
986 36,541
PBF Energy, Inc., Class A
11,580 666,661
Peabody Energy Corp.
13,014 315,720
REX American Resources Corp. *
1,748 102,625
Scorpio Tankers, Inc. (Monaco)
2,747 196,548
Sitio Royalties Corp., Class A
3,114 76,978
Teekay Corp. *
23,487 170,986
Teekay Tankers Ltd., Class A
(Canada) 12,274 716,924
Uranium Energy Corp. *
15,619 105,428
Vertex Energy, Inc. *
114,277 159,988
4,741,705
Total Energy 6,574,934
Financials - 12 .0%
Banks - 5 .1%
1st Source Corp.
4,426 232,011
Amalgamated Financial Corp.
2,488 59,712
Associated Banc-Corp.
2,189 47,085
Bancorp, Inc. (The) *
6,521 218,193
Cathay General Bancorp
6,118 231,444
Central Pacific Financial Corp.
2,921 57,690
Community Trust Bancorp, Inc.
984 41,968
CrossFirst Bankshares, Inc. *
10,893 150,759
Customers Bancorp, Inc. *
6,801 360,861
Eagle Bancorp, Inc.
6,813 160,037
First Financial Corp.
8,821 338,109
First Merchants Corp.
4,786 167,031
Flushing Financial Corp.
2,832 35,711
Fulton Financial Corp.
5,753 91,415
Great Southern Bancorp, Inc.
7,773 426,116
Hancock Whitney Corp.
1,620 74,585
Hanmi Financial Corp.
8,931 142,182
Heartland Financial USA, Inc.
9,631 338,530
Heritage Commerce Corp.
3,645 31,274
Hope Bancorp, Inc.
20,831 239,765
Horizon Bancorp, Inc.
3,764 48,292
Independent Bank Corp.
4,928 124,925
International Bancshares Corp.
10,172 571,056
Lakeland Bancorp, Inc.
1,943 23,510

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
9
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 5.1% (continued)
Mercantile Bank Corp.
3,684 141,797
Metropolitan Bank Holding Corp. *
3,052 117,502
Midland States Bancorp, Inc.
12,906 324,328
NBT Bancorp, Inc.
2,515 92,250
Northfield Bancorp, Inc.
4,079 39,648
OceanFirst Financial Corp.
8,992 147,559
OFG Bancorp
3,824 140,761
Provident Financial Services, Inc.
5,483 79,887
Sandy Spring Bancorp, Inc.
3,087 71,557
TrustCo Bank Corp.
5,633 158,625
Univest Financial Corp.
2,541 52,904
WesBanco, Inc.
1,826 54,433
5,633,512
Capital Markets - 0 .6%
Brightsphere Investment Group, Inc.
4,263 97,367
Diamond Hill Investment Group, Inc.
208 32,067
Donnelley Financial Solutions, Inc. *
4,172 258,706
StoneX Group, Inc. *
2,985 209,726
Virtus Investment Partners, Inc.
373 92,497
690,363
Consumer Finance - 0 .7%
Bread Financial Holdings, Inc.
10,642 396,308
Enova International, Inc. *
2,754 173,034
Green Dot Corp., Class A *
17,447 162,780
Navient Corp.
2,234 38,872
PROG Holdings, Inc.
978 33,682
804,676
Financial Services - 2 .6%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 7,806 231,214
Jackson Financial, Inc., Class A
8,481 560,933
Mr Cooper Group, Inc. *
16,899 1,317,277
Pagseguro Digital Ltd., Class A
(Brazil) * 12,937 184,741
Paysafe Ltd. *
2,067 32,638
Radian Group, Inc.
1,781 59,610
StoneCo Ltd., Class A (Brazil) *
28,235 468,983
2,855,396
Insurance - 2 .5%
Ambac Financial Group, Inc. *
3,461 54,095
American Equity Investment Life
Holding Co. * 928 52,172
eHealth, Inc. *
14,768 89,051
Employers Holdings, Inc.
13,872 629,650
Genworth Financial, Inc., Class A *
100,970 649,237
HCI Group, Inc.
790 91,703
James River Group Holdings Ltd.
1,412 13,132
ProAssurance Corp. *
2,433 31,288
Selective Insurance Group, Inc.
4,313 470,850
SiriusPoint Ltd. *
3,152 40,062
Stewart Information Services Corp.
3,042 197,913
INVESTMENTS SHARES VALUE ($)
Insurance - 2.5% (continued)
Universal Insurance Holdings, Inc.
20,405 414,630
2,733,783
Mortgage Real Estate Investment Trusts (REITs) - 0 .5%
Apollo Commercial Real Estate
Finance, Inc. 10,665 118,808
Arbor Realty Trust, Inc.
6,322 83,767
Blackstone Mortgage Trust, Inc.,
Class A 9,163 182,435
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 4,604 130,754
515,764
Total Financials 13,233,494
Health Care - 11 .9%
Biotechnology - 6 .5%
2seventy bio, Inc. *
14,383 76,949
ACADIA Pharmaceuticals, Inc. *
4,832 89,344
ADMA Biologics, Inc. *
30,828 203,465
Alkermes plc *
15,777 427,083
Allakos, Inc. *
32,656 41,147
Allovir, Inc. *
44,133 33,316
Amicus Therapeutics, Inc. *
15,837 186,560
Arcellx, Inc. *
2,528 175,822
Arcturus Therapeutics Holdings,
Inc. * 12,010 405,578
Ardelyx, Inc. *
6,931 50,596
Bridgebio Pharma, Inc. *
2,117 65,458
CareDx, Inc. *
6,304 66,759
Catalyst Pharmaceuticals, Inc. *
47,895 763,446
Cerevel Therapeutics Holdings,
Inc. * 2,765 116,877
Cytokinetics, Inc. *
3,638 255,060
Eagle Pharmaceuticals, Inc. *
86,531 453,422
Emergent BioSolutions, Inc. *
42,673 107,963
Halozyme Therapeutics, Inc. *
6,000 244,080
Insmed, Inc. *
6,637 180,062
Karyopharm Therapeutics, Inc. *
64,636 97,600
Kiniksa Pharmaceuticals Ltd., Class
A * 8,824 174,097
Kodiak Sciences, Inc. *
6,240 32,822
MacroGenics, Inc. *
22,602 332,701
Madrigal Pharmaceuticals, Inc. *
595 158,889
Organogenesis Holdings, Inc., Class
A * 135,262 384,144
PDL BioPharma, Inc. (3)*
32,677 2,663
PMV Pharmaceuticals, Inc. *
16,577 28,181
Prothena Corp. plc (Ireland) *
1,573 38,963
Rhythm Pharmaceuticals, Inc. *
2,496 108,152
Veracyte, Inc. *
1,279 28,343
Vericel Corp. *
2,997 155,904
Viking Therapeutics, Inc. *
3,476 285,032
Voyager Therapeutics, Inc. *
64,570 601,147
Y-mAbs Therapeutics, Inc. *
7,360 119,674

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 6.5% (continued)
Zymeworks, Inc. *
68,728 723,019
7,214,318
Health Care Equipment & Supplies - 1 .1%
Axonics, Inc. *
1,936 133,526
Inogen, Inc. *
7,751 62,551
Integer Holdings Corp. *
343 40,021
Lantheus Holdings, Inc. *
1,776 110,538
LeMaitre Vascular, Inc.
1,143 75,849
OraSure Technologies, Inc. *
56,680 348,582
Semler Scientific, Inc. *
4,494 131,270
Tactile Systems Technology, Inc. *
11,134 180,928
Zimvie, Inc. *
1,033 17,034
Zynex, Inc. *
4,657 57,607
1,157,906
Health Care Providers & Services - 2 .9%
AdaptHealth Corp., Class A *
21,214 244,173
AMN Healthcare Services, Inc. *
2,494 155,900
Community Health Systems, Inc. *
63,826 223,391
CorVel Corp. *
2,410 633,734
Cross Country Healthcare, Inc. *
13,792 258,186
Ensign Group, Inc. (The)
3,439 427,881
Owens & Minor, Inc. *
13,262 367,490
Patterson Cos., Inc.
5,749 158,960
Pediatrix Medical Group, Inc. *
54,937 551,018
PetIQ, Inc., Class A *
6,044 110,484
Select Medical Holdings Corp.
1,101 33,195
3,164,412
Life Sciences Tools & Services - 0 .0% †
Singular Genomics Systems, Inc. * 7,564 3,889
Pharmaceuticals - 1 .4%
Aclaris Therapeutics, Inc. *
31,431 38,974
Amneal Pharmaceuticals, Inc. *
61,522 372,823
Amphastar Pharmaceuticals, Inc. *
3,631 159,437
Assertio Holdings, Inc. *
107,596 103,217
Corcept Therapeutics, Inc. *
15,077 379,790
EyePoint Pharmaceuticals, Inc. *
9,325 192,748
Harmony Biosciences Holdings,
Inc. * 1,411 47,381
Innoviva, Inc. *
10,365 157,963
Omeros Corp. *
6,731 23,222
Prestige Consumer Healthcare,
Inc. * 488 35,409
Supernus Pharmaceuticals, Inc. *
1,039 35,440
1,546,404
Total Health Care 13,086,929
Industrials - 22 .4%
Aerospace & Defense - 0 .5%
AAR Corp. *
1,965 117,644
Ducommun, Inc. *
1,921 98,547
Moog, Inc., Class A
1,353 216,006
National Presto Industries, Inc.
997 83,549
INVESTMENTS SHARES VALUE ($)
Aerospace & Defense - 0.5% (continued)
V2X, Inc. *
784 36,621
552,367
Air Freight & Logistics - 0 .2%
Hub Group, Inc., Class A 4,758 205,641
Building Products - 2 .8%
American Woodmark Corp. *
789 80,210
Apogee Enterprises, Inc.
12,449 736,981
Insteel Industries, Inc.
7,233 276,445
JELD-WEN Holding, Inc. *
3,402 72,225
Masonite International Corp. *
874 114,887
Masterbrand, Inc. *
18,473 346,184
Quanex Building Products Corp.
5,172 198,760
UFP Industries, Inc.
10,124 1,245,353
3,071,045
Commercial Services & Supplies - 1 .0%
ACCO Brands Corp.
50,426 282,890
Cimpress plc (Ireland) *
308 27,261
Deluxe Corp.
2,272 46,781
Ennis, Inc.
5,975 122,547
Interface, Inc., Class A
14,577 245,185
MillerKnoll, Inc.
1,105 27,360
Steelcase, Inc., Class A
29,680 388,214
1,140,238
Construction & Engineering - 3 .9%
API Group Corp. *
5,691 223,486
Arcosa, Inc.
3,143 269,858
Argan, Inc.
6,770 342,156
Comfort Systems USA, Inc.
2,375 754,561
Fluor Corp. *
2,352 99,443
IES Holdings, Inc. *
1,107 134,655
Limbach Holdings, Inc. *
8,047 333,307
MYR Group, Inc. *
5,940 1,049,895
Sterling Infrastructure, Inc. *
7,551 832,951
Tutor Perini Corp. *
16,212 234,425
4,274,737
Electrical Equipment - 2 .6%
Array Technologies, Inc. *
6,223 92,785
Atkore, Inc.
4,053 771,529
Babcock & Wilcox Enterprises, Inc. *
48,232 54,502
Encore Wire Corp.
3,646 958,096
Energy Vault Holdings, Inc. *
63,502 113,668
FTC Solar, Inc. *
236,818 127,645
NEXTracker, Inc., Class A *
5,036 283,376
Powell Industries, Inc.
999 142,158
Preformed Line Products Co.
748 96,245
TPI Composites, Inc. *
91,378 265,910
2,905,914

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
11
(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0 .7%
ArcBest Corp.
3,638 518,415
Covenant Logistics Group, Inc.,
Class A 5,641 261,517
779,932
Machinery - 4 .3%
Blue Bird Corp. *
10,787 413,573
Commercial Vehicle Group, Inc. *
34,812 223,841
Federal Signal Corp.
2,937 249,263
Hyster-Yale Materials Handling, Inc.
3,997 256,487
Manitowoc Co., Inc. (The) *
31,390 443,855
Mueller Industries, Inc.
24,918 1,343,828
Proto Labs, Inc. *
3,501 125,161
REV Group, Inc.
13,232 292,295
Shyft Group, Inc. (The)
3,057 37,968
Standex International Corp.
367 66,875
Terex Corp.
6,014 387,301
Titan International, Inc. *
20,452 254,832
Wabash National Corp.
19,839 593,980
4,689,259
Marine Transportation - 1 .1%
Costamare, Inc. (Monaco)
33,021 374,788
Genco Shipping & Trading Ltd.
5,937 120,699
Matson, Inc.
1,718 193,103
Pangaea Logistics Solutions Ltd.
14,652 102,125
Safe Bulkers, Inc. (Greece)
84,820 420,707
1,211,422
Passenger Airlines - 0 .3%
Allegiant Travel Co.
806 60,619
Blade Air Mobility, Inc. *
42,959 122,433
SkyWest, Inc. *
1,956 135,121
Spirit Airlines, Inc.
4,469 21,630
339,803
Professional Services - 1 .5%
Barrett Business Services, Inc.
2,223 281,699
CSG Systems International, Inc.
749 38,603
IBEX Holdings Ltd. *
6,104 94,185
Kelly Services, Inc., Class A
20,981 525,364
Kforce, Inc.
5,911 416,844
Legalzoom.com, Inc. *
16,265 216,975
Resources Connection, Inc.
8,271 108,846
1,682,516
Trading Companies & Distributors - 3 .5%
BlueLinx Holdings, Inc. *
4,333 564,330
Boise Cascade Co.
10,430 1,599,649
DNOW, Inc. *
2,131 32,391
DXP Enterprises, Inc. *
890 47,820
GMS, Inc. *
7,975 776,286
Karat Packaging, Inc.
1,260 36,049
McGrath RentCorp
969 119,545
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 3.5% (continued)
Rush Enterprises, Inc., Class A
11,459 613,286
3,789,356
Total Industrials 24,642,230
Information Technology - 19 .6%
Communications Equipment - 0 .2%
Aviat Networks, Inc. *
1,159 44,436
CommScope Holding Co., Inc. *
52,465 68,729
Extreme Networks, Inc. *
12,290 141,827
254,992
Electronic Equipment, Instruments & Components - 4 .6%
Arlo Technologies, Inc. *
52,760 667,414
Bel Fuse, Inc., Class B
2,091 126,108
Benchmark Electronics, Inc.
3,100 93,031
Daktronics, Inc. *
37,336 371,867
ePlus, Inc. *
6,394 502,185
Fabrinet (Thailand) *
2,096 396,186
Insight Enterprises, Inc. *
7,527 1,396,409
Kimball Electronics, Inc. *
3,423 74,108
PC Connection, Inc.
6,496 428,281
Sanmina Corp. *
10,460 650,403
ScanSource, Inc. *
5,373 236,627
TTM Technologies, Inc. *
2,021 31,629
Vishay Intertechnology, Inc.
1,424 32,296
5,006,544
IT Services - 0 .5%
Hackett Group, Inc. (The)
9,556 232,211
Perficient, Inc. *
680 38,277
Squarespace, Inc., Class A *
3,885 141,569
Unisys Corp. *
33,513 164,549
576,606
Semiconductors & Semiconductor Equipment - 3 .8%
ACM Research, Inc., Class A *
10,212 297,578
Amkor Technology, Inc.
24,527 790,750
Axcelis Technologies, Inc. *
2,645 294,970
Diodes, Inc. *
5,446 383,943
FormFactor, Inc. *
6,265 285,872
inTEST Corp. *
18,026 238,844
NVE Corp.
409 36,884
Onto Innovation, Inc. *
1,983 359,082
Photronics, Inc. *
23,311 660,168
Rambus, Inc. *
1,513 93,519
SMART Global Holdings, Inc. *
13,122 345,371
Synaptics, Inc. *
1,422 138,730
Ultra Clean Holdings, Inc. *
6,059 278,350
4,204,061
Software - 6 .3%
8x8, Inc. *
170,448 460,210
ACI Worldwide, Inc. *
1,023 33,974
Adeia, Inc.
10,616 115,927
Amplitude, Inc., Class A *
11,731 127,633

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 6.3% (continued)
Appfolio, Inc., Class A *
581 143,356
Aurora Innovation, Inc. *
13,718 38,685
Bit Digital, Inc. (China) *
11,685 33,536
Box, Inc., Class A *
1,173 33,219
Cleanspark, Inc. *
15,860 336,391
Clear Secure, Inc., Class A
3,417 72,680
CommVault Systems, Inc. *
2,871 291,205
Consensus Cloud Solutions, Inc. *
30,875 489,677
CS Disco, Inc. *
5,909 48,040
Digital Turbine, Inc. *
60,757 159,183
Everbridge, Inc. *
2,042 71,123
EverCommerce, Inc. *
4,888 46,045
Expensify, Inc., Class A *
32,751 60,262
Freshworks, Inc., Class A *
10,876 198,052
InterDigital, Inc.
4,829 514,095
LiveRamp Holdings, Inc. *
5,263 181,573
Marathon Digital Holdings, Inc. *
7,679 173,392
MicroStrategy, Inc., Class A *
264 450,004
Mitek Systems, Inc. *
11,190 157,779
ON24, Inc.
10,193 72,778
OneSpan, Inc. *
5,292 61,546
PagerDuty, Inc. *
2,837 64,343
Progress Software Corp.
5,680 302,801
Qualys, Inc. *
4,373 729,722
Riot Platforms, Inc. *
2,587 31,665
Sapiens International Corp. NV
(Israel) 1,145 36,823
SolarWinds Corp. *
9,958 125,670
SPS Commerce, Inc. *
3,897 720,555
Terawulf, Inc. *
16,133 42,430
Verint Systems, Inc. *
3,278 108,666
Weave Communications, Inc. *
5,170 59,352
Xperi, Inc. *
10,148 122,385
Yext, Inc. *
23,669 142,724
Zeta Global Holdings Corp., Class
A * 8,754 95,681
6,953,182
Technology Hardware, Storage & Peripherals - 4 .2%
Eastman Kodak Co. *
137,833 682,273
Immersion Corp.
62,399 466,745
IonQ, Inc. *
23,991 239,670
Super Micro Computer, Inc. *
2,431 2,455,383
Turtle Beach Corp. *
19,486 335,939
Xerox Holdings Corp.
22,525 403,197
4,583,207
Total Information Technology 21,578,592
Materials - 4 .0%
Chemicals - 0 .5%
Core Molding Technologies, Inc. *
16,670 315,563
Koppers Holdings, Inc.
3,235 178,475
Orion SA (Germany)
2,237 52,614
INVESTMENTS SHARES VALUE ($)
Chemicals - 0.5% (continued)
Rayonier Advanced Materials, Inc. *
9,145 43,713
590,365
Construction Materials - 0 .1%
Knife River Corp. * 2,158 174,971
Metals & Mining - 3 .4%
Alpha Metallurgical Resources, Inc.
992 328,521
Arch Resources, Inc.
872 140,209
Commercial Metals Co.
16,408 964,298
Constellium SE, Class A *
16,716 369,591
Metallus, Inc. *
16,003 356,067
Olympic Steel, Inc.
8,744 619,775
Ramaco Resources, Inc., Class A
4,278 72,041
Ryerson Holding Corp.
10,496 351,616
SunCoke Energy, Inc.
15,698 176,916
Warrior Met Coal, Inc.
5,463 331,604
3,710,638
Total Materials 4,475,974
Real Estate - 0 .6%
Health Care REITs - 0 .1%
Healthpeak Properties, Inc., REIT 6,918 129,712
Office REITs - 0 .1%
Piedmont Office Realty Trust, Inc.,
Class A, REIT 13,987 98,329
Real Estate Management & Development - 0 .4%
Forestar Group, Inc. * 11,508 462,507
Total Real Estate 690,548
TOTAL COMMON STOCKS
(Cost $57,974,566) 103,361,104
SHORT-TERM INVESTMENTS - 5.8%
INVESTMENT COMPANIES - 5 .8%
Limited Purpose Cash Investment
Fund, 5.33% (a)
(Cost $6,330,920) 6,333,997 6,331,463
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $64,305,486) 109,692,567
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% ‡ 451,922
NET ASSETS - 100.0% 110,144,489

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
13
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,092,757 1 .0%
Consumer Discretionary 13,947,529 12 .6
Consumer Staples 4,038,117 3 .7
Energy 6,574,934 6 .0
Financials 13,233,494 12 .0
Health Care 13,086,929 11 .9
Industrials 24,642,230 22 .4
Information Technology 21,578,592 19 .6
Materials 4,475,974 4 .0
Real Estate 690,548 0 .6
Investment Companies 6,331,463 5 .8
Total Investments In Securities
At Value 109,692,567 99 .6
Other Assets in Excess of
Liabilities ‡ 451,922 0 .4
Net Assets
$ 110,144,489 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 52 6/2024 USD $ 5,579,340 $ 86,866
Net value $ 86,866
Collateral pledged to, or (received from), each counterparty at March 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 270,361 $ 270,361

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Australia - 4 .8%
ANZ Group Holdings Ltd. 40,586 777,876
Aristocrat Leisure Ltd. 62,256 1,743,226
BHP Group Ltd. 263,054 7,605,929
BlueScope Steel Ltd. 306,169 4,761,881
Brambles Ltd. 190,221 2,001,906
Fortescue Ltd. 427,362 7,151,919
Orica Ltd. 57,404 682,784
Rio Tinto Ltd. 8,995 713,891
Santos Ltd. 68,370 346,151
Tabcorp Holdings Ltd. 57,040 28,068
WiseTech Global Ltd. 18,202 1,113,287
Woodside Energy Group Ltd. 17,156 341,960
27,268,878
—
Belgium - 0 .4%
Ageas SA/NV 43,311 2,006,409
Groupe Bruxelles Lambert NV 1,467 110,902
2,117,311
—
Canada - 9 .9%
Air Canada (1)* 25,354 367,053
Alimentation Couche-Tard, Inc. (1) 21,067 1,202,384
ARC Resources Ltd. (1) 139,020 2,478,560
Bank of Montreal (1) 9,286 906,628
CAE, Inc. (1)* 20,904 431,645
Canadian Apartment Properties,
REIT (1) 3,482 119,507
Canadian Imperial Bank of
Commerce (1) 3,612 183,113
Canadian Pacific Kansas City Ltd.
(1) 8,837 779,154
Canadian Tire Corp. Ltd., Class A
(1) 8,795 877,195
CCL Industries, Inc., Class B (1) 4,615 235,869
CGI, Inc. (1)* 27,366 3,019,139
Constellation Software, Inc. (1) 143 390,609
Fairfax Financial Holdings Ltd. (1) 6,583 7,095,965
Great-West Lifeco, Inc. (1) 6,006 192,078
iA Financial Corp., Inc. (1) 13,966 867,623
Imperial Oil Ltd. (1) 72,342 4,989,785
Intact Financial Corp. (1) 3,695 600,235
Loblaw Cos. Ltd. (1) 9,400 1,041,630
Manulife Financial Corp. (1) 213,943 5,343,245
National Bank of Canada (1) 4,864 409,574
Nutrien Ltd. (1) 16,507 896,792
Onex Corp. (1) 5,414 405,565
Open Text Corp. (1) 58,229 2,259,434
Parkland Corp. (1) 30,947 985,607
Power Corp. of Canada (1) 5,259 147,456
Restaurant Brands International,
Inc. (1) 27,170 2,157,674
Royal Bank of Canada (1) 23,203 2,340,256
Shopify, Inc., Class A (1)* 53,660 4,139,729
Suncor Energy, Inc. (1) 30,090 1,110,479
TFI International, Inc. (1) 32,739 5,220,644
Thomson Reuters Corp. (1) 10,563 1,643,853
Toronto-Dominion Bank (The) (1) 9,710 586,019
INVESTMENTS SHARES VALUE ($)
Canada - 9.9% (continued)
West Fraser Timber Co. Ltd. (1) 24,359 2,103,303
55,527,802
—
China - 0 .9%
BOC Hong Kong Holdings Ltd. 1,302,000 3,491,038
SITC International Holdings Co.
Ltd. 899,000 1,643,605
Wilmar International Ltd. 76,400 194,066
5,328,709
—
Denmark - 3 .5%
AP Moller - Maersk A/S, Class B 1,318 1,718,467
Novo Nordisk A/S, Class B 86,044 11,037,158
Pandora A/S 32,229 5,201,955
ROCKWOOL A/S, Class B * 4,855 1,597,419
19,554,999
—
Finland - 0 .4%
Nokia OYJ 124,892 443,129
Wartsila OYJ Abp 107,581 1,634,964
2,078,093
—
France - 9 .2%
AXA SA 118,661 4,456,408
BNP Paribas SA 65,235 4,644,399
Carrefour SA 139,187 2,387,660
Cie de Saint-Gobain SA 96,024 7,452,785
Credit Agricole SA 63,659 949,661
Dassault Aviation SA 19,265 4,241,576
Eiffage SA 1,438 163,202
Ipsen SA 15,556 1,851,107
LVMH Moet Hennessy Louis
Vuitton SE 682 613,661
Orange SA 156,041 1,835,045
Publicis Groupe SA 55,405 6,040,282
Societe Generale SA 71,514 1,916,076
Sodexo SA 26,059 2,233,864
Thales SA 1,224 208,668
TotalEnergies SE 148,521 10,216,670
Unibail-Rodamco-Westfield, REIT * 4,856 390,647
Worldline SA *(a) 184,604 2,283,833
51,885,544
—
Germany - 7 .9%
Allianz SE (Registered) 3,857 1,156,010
Bayerische Motoren Werke AG 5,910 681,889
Bechtle AG 8,115 428,912
Brenntag SE 37,884 3,192,903
Commerzbank AG 362,677 4,984,702
Daimler Truck Holding AG 92,688 4,696,944
Deutsche Bank AG (Registered) 530,314 8,352,581
Deutsche Boerse AG 5,597 1,146,209
Deutsche Post AG 27,693 1,193,496
Fresenius SE & Co. KGaA 12,270 330,883
Hannover Rueck SE 2,264 619,943
Heidelberg Materials AG 3,572 393,211
HelloFresh SE * 54,363 387,762
Infineon Technologies AG 6,802 231,306
Knorr-Bremse AG 10,969 829,638

Schedule of Investments
March 31, 2024 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
15
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 7.9% (continued)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 11,461 5,594,583
Nemetschek SE 2,894 286,457
Rational AG 425 366,178
Rheinmetall AG 1,633 918,434
SAP SE 33,966 6,613,826
Siemens Energy AG * 3,772 69,230
Talanx AG 26,197 2,075,251
44,550,348
—
Hong Kong - 1 .2%
Hong Kong Exchanges & Clearing
Ltd. 32,300 941,166
Link, REIT 39,000 167,950
Swire Pacific Ltd., Class A 122,000 1,004,350
WH Group Ltd. (a) 7,203,000 4,754,562
6,868,028
—
Italy - 2 .2%
Coca-Cola HBC AG 45,952 1,452,096
Leonardo SpA 82,200 2,065,164
Prysmian SpA 4,664 243,246
UniCredit SpA 228,170 8,665,738
12,426,244
—
Japan - 21 .0%
Aisin Corp. 71,200 2,909,428
Brother Industries Ltd. 66,700 1,237,033
Chubu Electric Power Co., Inc. 138,800 1,814,969
Dai Nippon Printing Co. Ltd. 18,200 557,387
Dai-ichi Life Holdings, Inc. 76,000 1,938,345
Daito Trust Construction Co. Ltd. 9,500 1,083,786
Disco Corp. 6,100 2,229,754
Fujitsu Ltd. 124,000 1,984,496
Hakuhodo DY Holdings, Inc. 19,300 173,963
Hikari Tsushin, Inc. 1,700 319,721
Hirose Electric Co. Ltd. 10,400 1,068,705
Honda Motor Co. Ltd. 191,700 2,372,037
Iida Group Holdings Co. Ltd. 24,500 317,068
Isuzu Motors Ltd. 21,400 289,273
ITOCHU Corp. 105,100 4,515,054
Japan Post Holdings Co. Ltd. 118,200 1,190,880
Japan Post Insurance Co. Ltd. 265,300 5,071,250
Japan Tobacco, Inc. 35,000 933,167
Kajima Corp. 9,300 190,879
Kansai Electric Power Co., Inc.
(The) 85,900 1,225,691
Koito Manufacturing Co. Ltd. 84,600 1,140,378
Kyowa Kirin Co. Ltd. 29,600 532,537
M3, Inc. 12,400 178,453
Marubeni Corp. 171,700 2,973,785
Mazda Motor Corp. 555,000 6,432,232
McDonald's Holdings Co. Japan
Ltd. 23,100 1,038,741
MEIJI Holdings Co. Ltd. 17,700 386,438
Mitsui & Co. Ltd. 70,800 3,310,013
Mitsui OSK Lines Ltd. 5,800 176,938
MS&AD Insurance Group Holdings,
Inc. 276,000 4,873,483
INVESTMENTS SHARES VALUE ($)
Japan - 21.0% (continued)
Nexon Co. Ltd. 199,200 3,311,003
Nippon Steel Corp. 34,200 823,005
Nippon Yusen KK 11,900 326,704
Nissin Foods Holdings Co. Ltd. 13,800 380,440
Nitto Denko Corp. 5,800 530,363
Obayashi Corp. 297,800 3,540,972
Obic Co. Ltd. 4,500 679,730
Oji Holdings Corp. 28,600 118,730
Ono Pharmaceutical Co. Ltd. 205,200 3,362,192
Oracle Corp. Japan 25,900 1,947,709
ORIX Corp. 44,100 964,544
Osaka Gas Co. Ltd. 72,100 1,621,961
Otsuka Corp. 127,400 2,703,231
Otsuka Holdings Co. Ltd. 29,500 1,225,380
Resona Holdings, Inc. 27,800 171,372
SCSK Corp. 27,800 516,740
Shimizu Corp. 219,100 1,414,885
Shionogi & Co. Ltd. 84,200 4,302,769
Sompo Holdings, Inc. 142,800 2,993,097
Square Enix Holdings Co. Ltd. 75,300 2,904,008
Subaru Corp. 259,000 5,865,795
SUMCO Corp. 26,500 418,985
Sumitomo Corp. 52,500 1,264,617
Sumitomo Electric Industries Ltd. 58,300 903,378
Sumitomo Mitsui Trust Holdings,
Inc. 36,500 786,451
Suntory Beverage & Food Ltd. 6,600 223,244
Taisei Corp. 22,500 820,104
Tokyo Electric Power Co. Holdings,
Inc. * 996,700 6,058,072
Tokyo Gas Co. Ltd. 145,500 3,307,625
TOPPAN Holdings, Inc. 104,300 2,614,489
Tosoh Corp. 162,100 2,202,728
Toyota Motor Corp. 30,800 778,469
Toyota Tsusho Corp. 63,500 4,360,599
Trend Micro, Inc. 27,100 1,376,320
USS Co. Ltd. 27,400 226,520
Yokogawa Electric Corp. 9,900 227,991
117,740,106
—
Luxembourg - 0 .4%
ArcelorMittal SA 90,289 2,481,785
Netherlands - 6 .1%
ABN AMRO Bank NV, CVA (a) 186,782 3,196,261
ASM International NV 6,000 3,674,415
ASML Holding NV 4,376 4,242,365
BE Semiconductor Industries NV 35,115 5,378,867
ING Groep NV 109,319 1,799,750
Koninklijke Ahold Delhaize NV 112,867 3,377,184
NN Group NV 16,388 756,553
Pluxee NV (1)* 7,843 231,843
Shell plc 191,540 6,355,202
Wolters Kluwer NV 35,973 5,633,007
34,645,447
—
New Zealand - 0 .0% †
Xero Ltd. * 2,862 248,506

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - 0 .8%
CapitaLand Integrated Commercial
Trust, REIT 156,096 228,877
Oversea-Chinese Banking Corp.
Ltd. 18,800 187,847
Singapore Airlines Ltd. 77,400 366,838
STMicroelectronics NV 90,317 3,887,088
4,670,650
—
Spain - 3 .2%
Banco Bilbao Vizcaya Argentaria
SA 500,247 5,957,191
Banco Santander SA 848,364 4,143,776
Industria de Diseno Textil SA 14,747 742,604
Repsol SA 441,789 7,373,999
18,217,570
—
Sweden - 3 .3%
Alfa Laval AB 5,091 200,047
Atlas Copco AB, Class B 42,828 632,568
Evolution AB (a) 40,664 5,050,630
Hexagon AB, Class B 16,342 193,178
Investor AB, Class B 44,280 1,111,177
Saab AB, Class B 18,111 1,611,026
SKF AB, Class B 266,097 5,432,322
Swedish Orphan Biovitrum AB (1)* 20,465 510,860
Telefonaktiebolaget LM Ericsson,
Class B 67,988 365,650
Volvo AB, Class B 128,723 3,488,580
Volvo Car AB, Class B * 41,972 158,905
18,754,943
—
Switzerland - 5 .5%
ABB Ltd. (Registered) 130,891 6,072,073
Adecco Group AG (Registered) 6,605 261,309
BKW AG 7,851 1,206,426
Logitech International SA
(Registered) 16,564 1,484,289
Novartis AG (Registered) 108,132 10,473,496
Sandoz Group AG * 21,490 648,692
Schindler Holding AG 7,784 1,959,375
Swatch Group AG (The) 5,752 1,341,840
Temenos AG (Registered) 20,250 1,448,490
UBS Group AG (Registered) 173,314 5,336,500
Zurich Insurance Group AG 959 518,066
30,750,556
—
United Kingdom - 11 .5%
3i Group plc 30,804 1,092,230
Associated British Foods plc 30,849 973,313
BAE Systems plc 495,005 8,437,572
Barclays plc 2,994,792 6,940,875
Barratt Developments plc 66,145 397,008
BP plc 1,231,641 7,726,613
British American Tobacco plc 52,898 1,605,512
BT Group plc 2,348,595 3,250,365
Bunzl plc 3,963 152,487
Centrica plc 4,200,962 6,772,203
Compass Group plc 69,600 2,041,553
DCC plc 15,707 1,142,781
HSBC Holdings plc 772,459 6,038,177
INVESTMENTS SHARES VALUE ($)
United Kingdom - 11.5% (continued)
Imperial Brands plc 24,800 554,394
Kingfisher plc 53,318 167,807
Lloyds Banking Group plc 751,673 491,592
London Stock Exchange Group plc 9,002 1,077,126
Melrose Industries plc 61,253 520,093
NatWest Group plc 49,874 167,045
Next plc 4,263 496,914
Rolls-Royce Holdings plc * 1,602,482 8,621,940
Sage Group plc (The) 44,892 717,466
Standard Chartered plc 187,007 1,585,393
Tesco plc 805,457 3,016,818
Vodafone Group plc 629,840 558,621
64,545,898
—
United States - 2 .8%
Holcim AG 14,221 1,288,377
James Hardie Industries plc,
CHESS * 28,167 1,132,128
Nestle SA (Registered) 13,069 1,388,581
Roche Holding AG 12,026 3,070,467
Stellantis NV 218,087 6,195,643
Swiss Re AG 20,903 2,688,855
15,764,051
—
TOTAL COMMON STOCKS
(Cost $391,956,150) 535,425,468
SHORT-TERM INVESTMENTS - 4.2%
INVESTMENT COMPANIES - 4 .2%
Limited Purpose Cash Investment
Fund, 5.33% (1)(b)
(Cost $23,878,512) 23,890,468 23,880,912
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.2%
(Cost $415,834,662) 559,306,380
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.8% ‡ 4,608,771
NET ASSETS - 100.0% 563,915,151

Schedule of Investments
March 31, 2024 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
17
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 18,073,287 3 .2%
Consumer Discretionary 52,403,753 9 .3
Consumer Staples 24,259,252 4 .3
Energy 41,925,023 7 .4
Financials 134,328,380 23 .8
Health Care 37,523,993 6 .7
Industrials 113,830,182 20 .2
Information Technology 54,956,837 9 .8
Materials 33,122,697 5 .9
Real Estate 2,995,117 0 .5
Utilities 22,006,947 3 .9
Investment Companies 23,880,912 4 .2
Total Investments In Securities
At Value 559,306,380 99 .2
Other Assets in Excess of
Liabilities ‡ 4,608,771 0 .8
Net Assets
$ 563,915,151 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2024 amounted to $15,285,286, which represents 2.71% of net assets of the Fund.
(b) Represents 7-day effective yield as of March 31, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 192 6/2024 USD $ 22,628,160 $ 207,658
Net value $ 207,658
Collateral pledged to, or (received from), each counterparty at March 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 448,407 $ 448,407

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.0%
Brazil - 3 .1%
Banco do Brasil SA (1) 568,400 6,416,798
BB Seguridade Participacoes SA
(1) 186,900 1,211,865
Gerdau SA, ADR (1) 848,648 3,751,024
TIM SA (1) 38,200 135,574
Ultrapar Participacoes SA (1) 63,500 360,459
Vibra Energia SA (1)* 672,200 3,352,020
15,227,740
—
Chile - 0 .7%
Banco de Chile 1,258,913 140,028
Cencosud SA (1) 1,365,272 2,368,885
Enel Chile SA, ADR (1) 247,063 753,542
3,262,455
—
China - 24 .2%
3SBio, Inc. *(a) 102,500 78,412
Agricultural Bank of China Ltd.,
Class A 577,700 331,875
Alibaba Group Holding Ltd. 743,804 6,726,095
Anhui Conch Cement Co. Ltd.,
Class A 18,000 55,091
Anhui Conch Cement Co. Ltd.,
Class A 48,323 147,897
Baidu, Inc., Class A * 294,050 3,871,056
Bank of Beijing Co. Ltd., Class A 371,578 289,149
Bank of Beijing Co. Ltd., Class A 163,700 127,386
Bank of China Ltd., Class A 573,300 345,923
Bank of China Ltd., Class H 1,992,000 816,741
Bank of Communications Co. Ltd.,
Class A 366,400 315,471
Bank of Communications Co. Ltd.,
Class H 293,000 192,680
Bank of Ningbo Co. Ltd., Class A 55,900 160,363
Bank of Shanghai Co. Ltd., Class A 214,111 197,867
Baoshan Iron & Steel Co. Ltd.,
Class A 697,722 622,096
BOE Technology Group Co. Ltd.,
Class A 1,508,900 837,705
BOE Technology Group Co. Ltd.,
Class A 75,000 41,638
BYD Co. Ltd., Class A 30,400 873,089
China CITIC Bank Corp. Ltd., Class
H 4,189,000 2,234,413
China Communications Services
Corp. Ltd., Class H 1,098,000 512,388
China Construction Bank Corp.,
Class H 16,050,000 9,685,748
China Everbright Bank Co. Ltd.,
Class A 505,900 217,409
China Everbright Bank Co. Ltd.,
Class H 640,000 184,152
China Feihe Ltd. (a) 1,092,000 513,878
China Medical System Holdings
Ltd. (1) 949,000 996,663
China Merchants Bank Co. Ltd.,
Class A 93,558 415,307
INVESTMENTS SHARES VALUE ($)
China - 24.2% (continued)
China Merchants Bank Co. Ltd.,
Class A 9,600 42,615
China Merchants Securities Co.
Ltd., Class A 225,800 430,399
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 122,100 162,488
China Minsheng Banking Corp.
Ltd., Class A 333,155 186,278
China Minsheng Banking Corp.
Ltd., Class H 550,000 190,610
China Overseas Land & Investment
Ltd. 287,500 414,933
China Pacific Insurance Group Co.
Ltd., Class A 59,300 184,975
China Petroleum & Chemical Corp.,
Class A 446,400 382,706
China Resources Land Ltd. 558,000 1,770,218
China State Construction
Engineering Corp. Ltd., Class A 1,076,500 774,096
China Taiping Insurance Holdings
Co. Ltd. 1,339,200 1,174,019
China Tourism Group Duty Free
Corp. Ltd., Class A 33,292 395,759
China Vanke Co. Ltd., Class A 112,700 143,509
China Yangtze Power Co. Ltd.,
Class A (1) 93,300 319,252
CITIC Ltd. 5,579,000 5,369,705
CITIC Securities Co. Ltd., Class A 143,965 383,386
COSCO SHIPPING Holdings Co.
Ltd., Class H 1,113,500 1,172,384
CSPC Pharmaceutical Group Ltd. 316,000 248,724
Dongfeng Motor Group Co. Ltd.,
Class H 372,000 155,553
Dongyue Group Ltd. 1,678,000 1,575,197
East Buy Holding Ltd. *(a) 382,000 1,016,505
Far East Horizon Ltd. (1) 1,598,000 1,184,173
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 53,567 292,292
GCL Technology Holdings Ltd. 5,021,000 822,672
Geely Automobile Holdings Ltd. 1,938,000 2,293,593
Guotai Junan Securities Co. Ltd.,
Class A 88,600 173,959
H World Group Ltd., ADR (1) 14,632 566,258
Haier Smart Home Co. Ltd., Class A 212,400 734,703
Haitong Securities Co. Ltd., Class A 175,200 209,298
Huatai Securities Co. Ltd., Class A 128,200 244,239
Huaxia Bank Co. Ltd., Class A 273,900 244,123
Industrial & Commercial Bank of
China Ltd., Class A 329,800 238,512
Industrial Bank Co. Ltd., Class A 145,390 325,492
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 148,900 570,568
JD.com, Inc., Class A 258,900 3,551,301
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 222,238 1,415,597
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 27,100 368,254
KE Holdings, Inc., ADR (1) 55,797 766,093
Kingsoft Corp. Ltd. 423,200 1,306,135
Kunlun Energy Co. Ltd. 2,470,000 2,063,420

Schedule of Investments
March 31, 2024 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
19
(Continued)
INVESTMENTS SHARES VALUE ($)
China - 24.2% (continued)
Kweichow Moutai Co. Ltd., Class A 700 164,213
Kweichow Moutai Co. Ltd., Class A 6,700 1,571,751
Lenovo Group Ltd. 3,244,000 3,758,500
Li Auto, Inc., Class A * 170,800 2,593,517
Luxshare Precision Industry Co.
Ltd., Class A 259,907 1,065,172
Luzhou Laojiao Co. Ltd., Class A 27,900 711,815
Luzhou Laojiao Co. Ltd., Class A 8,000 204,105
Meituan, Class B *(a) 156,280 1,929,135
NARI Technology Co. Ltd., Class A 369,149 1,226,346
NetEase, Inc. 72,200 1,496,103
New China Life Insurance Co. Ltd.,
Class A 36,300 150,986
New China Life Insurance Co. Ltd.,
Class H 268,100 475,452
New Oriental Education &
Technology Group, Inc. * 494,200 4,319,238
NIO, Inc., ADR (1)* 88,757 399,407
PDD Holdings, Inc., ADR (1)* 38,287 4,450,863
PetroChina Co. Ltd., Class A 421,600 537,909
PICC Property & Casualty Co. Ltd.,
Class H 2,460,000 3,246,571
Ping An Bank Co. Ltd., Class A 151,385 218,825
Ping An Insurance Group Co. of
China Ltd., Class A 48,800 273,804
Poly Developments and Holdings
Group Co. Ltd., Class A 114,400 147,422
SAIC Motor Corp. Ltd., Class A 157,800 325,022
Sany Heavy Industry Co. Ltd.,
Class A 238,100 474,139
Sany Heavy Industry Co. Ltd.,
Class A 57,800 115,100
Shanghai Pudong Development
Bank Co. Ltd., Class A 4,300 4,248
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 139,274
Shenwan Hongyuan Group Co.
Ltd., Class A 354,200 215,645
Sinopharm Group Co. Ltd., Class H 576,800 1,479,084
Sinotruk Hong Kong Ltd. (1) 692,000 1,699,299
Sunny Optical Technology Group
Co. Ltd. 85,800 439,408
Tencent Holdings Ltd. 361,900 14,095,984
Tencent Music Entertainment
Group, ADR (1)* 50,183 561,548
Topsports International Holdings
Ltd. (a) 581,000 389,672
Wuliangye Yibin Co. Ltd., Class A 30,100 635,240
Wuliangye Yibin Co. Ltd., Class A 9,082 191,669
Xiaomi Corp., Class B *(a) 1,185,400 2,327,271
Yadea Group Holdings Ltd. (a) 318,000 515,977
Yum China Holdings, Inc. (1) 31,605 1,257,563
Zhongsheng Group Holdings Ltd. 219,000 380,397
ZTO Express Cayman, Inc., ADR
(1) 32,175 673,745
119,515,904
—
Hong Kong - 0 .5%
Orient Overseas International Ltd. 219,000 2,621,512
INVESTMENTS SHARES VALUE ($)
Hungary - 0 .1%
OTP Bank Nyrt. (1) 7,468 343,715
India - 17 .4%
ABB India Ltd. 25,009 1,910,874
Axis Bank Ltd., GDR (1)(b) 11,925 754,853
Bajaj Auto Ltd. 48,977 5,388,389
Bank of Baroda 270,221 858,453
Bharat Electronics Ltd. 504,612 1,222,157
Bharat Petroleum Corp. Ltd. 416,817 3,019,553
Cipla Ltd. 46,893 842,983
Coal India Ltd. 1,182,804 6,184,691
Colgate-Palmolive India Ltd. 10,661 347,359
DLF Ltd. 18,871 203,608
Dr Reddy's Laboratories Ltd., ADR
(1) 47,227 3,464,100
HCL Technologies Ltd. 163,226 3,034,787
HDFC Asset Management Co. Ltd.
(a) 13,049 588,461
Hero MotoCorp Ltd. 24,575 1,395,297
Hindalco Industries Ltd. 27,613 186,432
Hindustan Aeronautics Ltd. (b) 106,814 4,274,346
Hindustan Petroleum Corp. Ltd. 539,206 3,078,259
Indian Oil Corp. Ltd. 1,560,201 3,148,322
Info Edge India Ltd. 19,987 1,343,152
ITC Ltd. 104,483 538,042
Jio Financial Services Ltd. * 203,618 865,660
Larsen & Toubro Ltd., GDR (1)(b) 17,611 797,778
Lupin Ltd. 14,584 283,095
NTPC Ltd. 1,587,578 6,415,847
Oil & Natural Gas Corp. Ltd. 1,991,156 6,427,510
Power Finance Corp. Ltd. 811,373 3,806,837
Power Grid Corp. of India Ltd. 812,575 2,697,274
REC Ltd. 714,880 3,880,325
Reliance Industries Ltd., GDR (1)(a) 18,565 1,325,541
State Bank of India, GDR (1)(b) 3,799 344,569
Tata Consultancy Services Ltd. 144,220 6,731,030
Tata Motors Ltd. 262,140 3,129,534
Trent Ltd. 27,349 1,298,141
Varun Beverages Ltd. 66,688 1,120,794
Vedanta Ltd. 865,946 2,834,681
Zomato Ltd. * 874,191 1,916,160
85,658,894
—
Indonesia - 2 .8%
Adaro Energy Indonesia Tbk. PT 33,768,600 5,753,635
Aneka Tambang Tbk. 5,636,500 569,394
Astra International Tbk. PT 3,049,300 990,689
Bank Negara Indonesia Persero
Tbk. PT 411,200 153,076
Indah Kiat Pulp & Paper Tbk. PT 497,200 300,231
Indofood Sukses Makmur Tbk. PT
(1) 1,602,600 644,376
United Tractors Tbk. PT 3,542,700 5,402,700
13,814,101

—

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Malaysia - 0 .4%
AMMB Holdings Bhd. 175,028 154,154
Genting Bhd. 628,860 627,822
RHB Bank Bhd. 842,054 1,004,064
1,786,040
—
Mexico - 3 .4%
Alfa SAB de CV, Class A (1) 2,563,309 1,907,313
Arca Continental SAB de CV 238,478 2,605,183
Banco del Bajio SA (a) 499,328 1,942,183
Cemex SAB de CV, ADR (1)* 236,587 2,131,649
Coca-Cola Femsa SAB de CV,
ADR (1) 16,220 1,576,584
Fibra Uno Administracion SA de
CV, REIT 189,128 314,582
Fomento Economico Mexicano
SAB de CV, ADR (1) 9,096 1,184,936
Grupo Aeroportuario del Sureste
SAB de CV, ADR (1) 5,647 1,799,586
Grupo Carso SAB de CV, Series A1 30,600 273,717
Grupo Financiero Banorte SAB de
CV, Class O 35,908 381,393
Grupo Mexico SAB de CV, Series B 347,518 2,069,191
Promotora y Operadora de
Infraestructura SAB de CV 74,388 789,032
16,975,349
—
Philippines - 0 .4%
BDO Unibank, Inc. (1) 260,294 715,386
International Container Terminal
Services, Inc. (1) 124,804 705,998
SM Prime Holdings, Inc. (1) 596,524 346,995
1,768,379
—
Poland - 1 .9%
Bank Polska Kasa Opieki SA 60,661 2,756,662
Budimex SA (1) 2,208 386,951
ORLEN SA 145,969 2,377,529
PGE Polska Grupa Energetyczna
SA * 1,497,507 2,698,056
Powszechny Zaklad Ubezpieczen
SA 101,220 1,236,275
9,455,473
—
Qatar - 0 .0% †
Commercial Bank PSQC (The) (1)* 102,877 139,439
Russia - 0 .0%
Gazprom PJSC (3)* 863,552 —
LUKOIL PJSC (3)* 29,987 —
Magnit PJSC (3)* 6,681 —
MMC Norilsk Nickel PJSC (3)* 6,790 —
MMC Norilsk Nickel PJSC, ADR
(3)* 2 —
Mobile TeleSystems PJSC (3)* 306,032 —
Novatek PJSC (3)* 71,760 —
Novolipetsk Steel PJSC (3)* 326,680 —
PhosAgro PJSC, GDR (3)*(b) 72 —
PhosAgro PJSC (3)* 3,717 —
Polyus PJSC (3)* 1,291 —
Rosneft Oil Co. PJSC (3)* 106,000 —
INVESTMENTS SHARES VALUE ($)
Russia - 0.0% (continued)
Severstal PAO, GDR (3)*(b) 54,062 —
Surgutneftegas PJSC (3)* 1,249,260 —
Tatneft PJSC (3)* 134,766 —
—
—
Saudi Arabia - 3 .1%
Arab National Bank 131,693 1,038,018
Arabian Internet & Communications
Services Co. 4,292 432,703
Banque Saudi Fransi 34,820 361,799
Elm Co. 22,984 5,879,044
Etihad Etisalat Co. (1) 233,607 3,276,291
Jarir Marketing Co. 148,728 582,959
Mouwasat Medical Services Co. (1) 4,330 157,476
Riyad Bank 301,845 2,399,505
Saudi Electricity Co. 190,314 1,003,686
Savola Group (The) (1) 17,071 257,169
15,388,650
—
South Africa - 3 .5%
Absa Group Ltd. 91,900 717,492
African Rainbow Minerals Ltd. (1) 148,100 1,286,140
Exxaro Resources Ltd. (1) 327,831 2,924,861
Harmony Gold Mining Co. Ltd.,
ADR (1) 249,386 2,037,484
Kumba Iron Ore Ltd. (1) 13,386 326,713
Nedbank Group Ltd. 219,846 2,652,350
Old Mutual Ltd. (1) 416,991 258,693
Sanlam Ltd. (1) 140,504 514,761
Sasol Ltd. 255,116 1,971,514
Sibanye Stillwater Ltd. 1,444,447 1,653,154
Standard Bank Group Ltd. (1) 264,933 2,591,140
Woolworths Holdings Ltd. (1) 100,625 314,573
17,248,875
—
South Korea - 13 .2%
DB Insurance Co. Ltd. 43,540 3,114,467
Doosan Bobcat, Inc. 37,352 1,498,640
GS Holdings Corp. 36,992 1,331,232
Hana Financial Group, Inc. 152,331 6,668,720
Hankook Tire & Technology Co. Ltd. 3,561 143,086
Hanmi Semiconductor Co. Ltd. 53,893 5,362,825
HLB, Inc. * 27,732 2,258,179
HMM Co. Ltd. 150,731 1,763,092
Hyundai Glovis Co. Ltd. 4,624 620,606
Hyundai Mobis Co. Ltd. 8,944 1,736,368
Hyundai Steel Co. 13,102 309,700
Industrial Bank of Korea 293,204 3,041,173
KB Financial Group, Inc. 3,537 184,835
Kia Corp. 78,898 6,557,152
Korea Investment Holdings Co. Ltd. 8,695 430,484
LG Electronics, Inc. 8,991 646,322
LG Uplus Corp. 11,488 85,739
Posco DX Co. Ltd. 14,925 538,744
POSCO Holdings, Inc. 5,801 1,817,036
Posco International Corp. 100,463 3,971,269
Samsung Electronics Co. Ltd. 254,047 15,267,592
Shinhan Financial Group Co. Ltd. 31,354 1,106,015

Schedule of Investments
March 31, 2024 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
21
(Continued)
INVESTMENTS SHARES VALUE ($)
South Korea - 13.2% (continued)
Woori Financial Group, Inc. 595,249 6,456,783
64,910,059
—
Taiwan - 16 .2%
Accton Technology Corp. 78,960 1,131,537
Alchip Technologies Ltd. 3,000 296,869
ASE Technology Holding Co. Ltd. 877,840 4,261,121
Catcher Technology Co. Ltd. 181,500 1,233,345
Compal Electronics, Inc. 398,560 477,349
Evergreen Marine Corp. Taiwan
Ltd. (1) 47,000 258,472
Gigabyte Technology Co. Ltd. 181,420 1,775,214
Hon Hai Precision Industry Co. Ltd. 609,760 2,961,638
Inventec Corp. 354,500 648,774
Lite-On Technology Corp. 1,090,420 3,614,677
MediaTek, Inc. 156,980 5,688,061
Novatek Microelectronics Corp. 258,740 4,763,347
Pegatron Corp. 173,900 541,397
Pou Chen Corp. 1,356,620 1,535,694
Quanta Computer, Inc. 381,080 3,337,107
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,324,300 31,725,214
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 52,389 7,127,523
United Microelectronics Corp. 2,356,580 3,827,187
Wistron Corp. 892,860 3,363,477
Wiwynn Corp. 10,000 684,763
Yang Ming Marine Transport Corp. 312,000 430,747
79,683,513
—
Thailand - 2 .0%
Kasikornbank PCL, NVDR 47,300 160,813
Krung Thai Bank PCL, NVDR 7,893,000 3,638,622
PTT Exploration & Production PCL,
NVDR 776,900 3,185,800
SCB X PCL, NVDR 799,400 2,499,033
TMBThanachart Bank PCL, NVDR 9,572,900 477,709
9,961,977
—
Turkey - 0 .7%
Akbank TAS (1) 947,617 1,371,136
Turkiye Is Bankasi A/S, Class C 420,804 146,003
Yapi ve Kredi Bankasi A/S * 2,221,040 1,888,087
3,405,226
—
United Arab Emirates - 0 .4%
Aldar Properties PJSC (1) 158,981 238,975
Emaar Properties PJSC (1) 293,170 650,646
Emirates NBD Bank PJSC (1) 260,389 1,226,695
2,116,316
—
TOTAL COMMON STOCKS
(Cost $387,581,982) 463,283,617
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 2.0%
Brazil - 2 .0%
Cia Energetica de Minas Gerais
(Preference) (1) 290,400 727,245
Petroleo Brasileiro SA (Preference)
(1) 1,243,400 9,262,157
TOTAL PREFERRED STOCKS
(Cost $7,583,869) 9,989,402
SHORT-TERM INVESTMENTS - 4.1%
INVESTMENT COMPANIES - 4 .1%
Limited Purpose Cash Investment
Fund, 5.33% (1)(c)
(Cost $20,467,031) 20,476,808 20,468,618
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.1%
(Cost $415,632,882) 493,741,637
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.1)% ‡ (356,033)
NET ASSETS - 100.0% 493,385,604
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 26,171,584 5 .3%
Consumer Discretionary 61,497,168 12 .5
Consumer Staples 15,867,110 3 .3
Energy 53,371,635 10 .8
Financials 96,089,893 19 .5
Health Care 11,224,312 2 .3
Industrials 39,571,212 8 .0
Information Technology 123,997,692 25 .1
Materials 23,644,623 4 .8
Real Estate 5,159,469 1 .0
Utilities 16,678,322 3 .4
Investment Companies 20,468,618 4 .1
Total Investments In Securities
At Value 493,741,637 100 .1
Liabilities in Excess of Other
Assets ‡ (356,033) ( 0 .1 )
Net Assets
$ 493,385,604 100 .0%

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2024 (Unaudited)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2024 amounted to $10,627,035, which represents 2.15% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2024 amounted to $6,171,546, which represents 1.25% of net assets of the Fund.
(c) Represents 7-day effective yield as of March 31, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 285 6/2024 USD $ 14,948,250 $ 57,788
Net value $ 57,788
Collateral pledged to, or (received from), each counterparty at March 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 677,077 $ 677,077

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | March 2024
23
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.7%
Communication Services - 9 .3%
Entertainment - 1 .3%
Electronic Arts, Inc.
6,096 808,756
Netflix, Inc. *
9,127 5,543,101
ROBLOX Corp., Class A *
4,818 183,951
Roku, Inc., Class A *
9,865 642,902
Spotify Technology SA *
6,873 1,813,785
8,992,495
Interactive Media & Services - 7 .5%
Alphabet, Inc., Class A *
192,671 29,079,834
Meta Platforms, Inc., Class A
47,036 22,839,741
Pinterest, Inc., Class A *
5,353 185,589
52,105,164
Media - 0 .1%
Trade Desk, Inc. (The), Class A * 8,242 720,516
Wireless Telecommunication Services - 0 .4%
T-Mobile US, Inc. 17,442 2,846,883
Total Communication Services 64,665,058
Consumer Discretionary - 12 .5%
Automobiles - 1 .1%
Tesla, Inc. * 41,039 7,214,246
Broadline Retail - 4 .0%
Amazon.com, Inc. * 154,260 27,825,419
Hotels, Restaurants & Leisure - 2 .9%
Aramark
9,846 320,192
Booking Holdings, Inc.
943 3,421,091
Carnival Corp. *
51,546 842,262
Chipotle Mexican Grill, Inc., Class
A * 2,068 6,011,200
Domino's Pizza, Inc.
1,642 815,877
DoorDash, Inc., Class A *
11,280 1,553,482
DraftKings, Inc., Class A *
43,355 1,968,750
McDonald's Corp.
1,705 480,725
Royal Caribbean Cruises Ltd. *
16,044 2,230,276
Starbucks Corp.
9,912 905,858
Wingstop, Inc.
5,151 1,887,326
20,437,039
Household Durables - 1 .3%
DR Horton, Inc.
2,027 333,543
Garmin Ltd.
12,279 1,827,974
Lennar Corp., Class A
1,798 309,220
PulteGroup, Inc.
15,848 1,911,586
Tempur Sealy International, Inc.
26,961 1,531,924
Toll Brothers, Inc.
19,559 2,530,348
TopBuild Corp. *
1,207 531,961
8,976,556
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2 .5%
AutoNation, Inc. *
15,844 2,623,450
Best Buy Co., Inc.
2,576 211,309
Dick's Sporting Goods, Inc.
13,366 3,005,479
Gap, Inc. (The)
23,168 638,278
Home Depot, Inc. (The)
6,141 2,355,688
Lowe's Cos., Inc.
5,244 1,335,804
O'Reilly Automotive, Inc. *
1,264 1,426,904
Penske Automotive Group, Inc.
5,891 954,283
Ross Stores, Inc.
6,515 956,141
TJX Cos., Inc. (The)
5,956 604,058
Tractor Supply Co.
4,465 1,168,580
Ulta Beauty, Inc. *
1,053 550,593
Wayfair, Inc., Class A *
11,613 788,290
Williams-Sonoma, Inc.
2,811 892,577
17,511,434
Textiles, Apparel & Luxury Goods - 0 .7%
Deckers Outdoor Corp. *
2,195 2,066,066
Lululemon Athletica, Inc. *
4,260 1,664,169
NIKE, Inc., Class B
4,315 405,524
PVH Corp.
6,355 893,576
5,029,335
Total Consumer Discretionary 86,994,029
Consumer Staples - 1 .5%
Beverages - 0 .5%
Celsius Holdings, Inc. *
12,787 1,060,298
Constellation Brands, Inc., Class A
4,147 1,126,989
Monster Beverage Corp. *
23,264 1,379,090
3,566,377
Consumer Staples Distribution & Retail - 0 .9%
Casey's General Stores, Inc.
2,884 918,410
Costco Wholesale Corp.
6,245 4,575,274
Target Corp.
5,171 916,353
6,410,037
Household Products - 0 .1%
Spectrum Brands Holdings, Inc. 3,690 328,447
Personal Care Products - 0 .0% †
Coty, Inc., Class A * 20,840 249,246
Total Consumer Staples 10,554,107
Energy - 1 .5%
Energy Equipment & Services - 0 .2%
TechnipFMC plc (United Kingdom) 68,272 1,714,310
Oil, Gas & Consumable Fuels - 1 .3%
Cheniere Energy, Inc.
4,455 718,502
Diamondback Energy, Inc.
3,302 654,357
Exxon Mobil Corp.
1,918 222,948
Marathon Oil Corp.
42,078 1,192,491
Marathon Petroleum Corp.
10,789 2,173,984
Occidental Petroleum Corp.
5,855 380,517

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 1.3% (continued)
Targa Resources Corp.
32,374 3,625,564
8,968,363
Total Energy 10,682,673
Financials - 10 .4%
Banks - 1 .8%
Commerce Bancshares, Inc.
7,169 381,391
First Citizens BancShares, Inc.,
Class A 428 699,780
JPMorgan Chase & Co.
50,376 10,090,313
New York Community Bancorp, Inc.
42,635 137,284
NU Holdings Ltd., Class A (Brazil) *
115,443 1,377,235
12,686,003
Capital Markets - 3 .1%
Ameriprise Financial, Inc.
6,911 3,030,059
BlackRock, Inc.
365 304,300
CME Group, Inc.
4,233 911,323
Coinbase Global, Inc., Class A *
8,205 2,175,310
FactSet Research Systems, Inc.
1,562 709,757
Goldman Sachs Group, Inc. (The)
1,046 436,904
Intercontinental Exchange, Inc.
4,335 595,759
Jefferies Financial Group, Inc.
24,961 1,100,780
LPL Financial Holdings, Inc.
11,275 2,978,855
MarketAxess Holdings, Inc.
2,194 481,034
Moody's Corp.
2,295 902,004
Morgan Stanley
31,752 2,989,768
MSCI, Inc., Class A
5,391 3,021,386
Nasdaq, Inc.
11,442 721,990
S&P Global, Inc.
3,044 1,295,070
21,654,299
Consumer Finance - 0 .2%
Capital One Financial Corp.
3,365 501,015
OneMain Holdings, Inc.
11,245 574,507
SoFi Technologies, Inc. *
62,405 455,557
1,531,079
Financial Services - 3 .6%
Affirm Holdings, Inc., Class A *
24,901 927,811
Berkshire Hathaway, Inc., Class B *
26,190 11,013,419
Fiserv, Inc. *
6,637 1,060,725
Mastercard, Inc., Class A
11,061 5,326,646
Rocket Cos., Inc., Class A *
27,396 398,612
Shift4 Payments, Inc., Class A *
7,443 491,759
UWM Holdings Corp., Class A
78,335 568,712
Visa, Inc., Class A
19,736 5,507,923
25,295,607
Insurance - 1 .7%
American International Group, Inc.
17,195 1,344,133
Arch Capital Group Ltd. *
16,853 1,557,891
Arthur J Gallagher & Co.
7,060 1,765,283
Assured Guaranty Ltd.
21,907 1,911,386
Everest Group Ltd.
5,138 2,042,355
INVESTMENTS SHARES VALUE ($)
Insurance - 1.7% (continued)
Progressive Corp. (The)
14,432 2,984,826
11,605,874
Total Financials 72,772,862
Health Care - 8 .2%
Biotechnology - 0 .7%
AbbVie, Inc.
4,217 767,916
Natera, Inc. *
2,886 263,953
Roivant Sciences Ltd. *
86,150 908,021
United Therapeutics Corp. *
4,751 1,091,400
Vertex Pharmaceuticals, Inc. *
4,725 1,975,097
5,006,387
Health Care Equipment & Supplies - 1 .6%
Boston Scientific Corp. *
17,375 1,190,014
Dexcom, Inc. *
20,414 2,831,422
Edwards Lifesciences Corp. *
9,810 937,443
Hologic, Inc. *
8,007 624,226
IDEXX Laboratories, Inc. *
5,192 2,803,316
Insulet Corp. *
4,004 686,286
Intuitive Surgical, Inc. *
3,924 1,566,029
Stryker Corp.
1,647 589,412
11,228,148
Health Care Providers & Services - 1 .8%
Cardinal Health, Inc.
6,980 781,062
Elevance Health, Inc.
3,564 1,848,077
HCA Healthcare, Inc.
3,101 1,034,276
McKesson Corp.
2,935 1,575,655
Molina Healthcare, Inc. *
2,619 1,075,964
UnitedHealth Group, Inc.
11,735 5,805,304
12,120,338
Health Care Technology - 0 .4%
Veeva Systems, Inc., Class A * 10,531 2,439,928
Life Sciences Tools & Services - 1 .2%
Agilent Technologies, Inc.
4,263 620,309
Danaher Corp.
5,035 1,257,340
IQVIA Holdings, Inc. *
2,990 756,141
Revvity, Inc.
2,682 281,610
Sotera Health Co. *
12,775 153,428
Thermo Fisher Scientific, Inc.
9,229 5,363,987
8,432,815
Pharmaceuticals - 2 .5%
Eli Lilly & Co.
21,061 16,384,615
Zoetis, Inc., Class A
6,713 1,135,907
17,520,522
Total Health Care 56,748,138

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
25
(Continued)
INVESTMENTS SHARES VALUE ($)
Industrials - 16 .2%
Aerospace & Defense - 1 .8%
Axon Enterprise, Inc. *
2,995 937,076
BWX Technologies, Inc.
26,100 2,678,382
Curtiss-Wright Corp.
6,128 1,568,400
Howmet Aerospace, Inc.
17,600 1,204,368
Lockheed Martin Corp.
5,283 2,403,078
Northrop Grumman Corp.
5,286 2,530,197
TransDigm Group, Inc.
887 1,092,429
12,413,930
Building Products - 1 .6%
A O Smith Corp.
4,045 361,866
AZEK Co., Inc. (The), Class A *
16,051 806,081
Builders FirstSource, Inc. *
15,066 3,142,014
Fortune Brands Innovations, Inc.
5,250 444,517
Lennox International, Inc.
2,285 1,116,817
Trane Technologies plc
17,060 5,121,412
Trex Co., Inc. *
3,320 331,170
11,323,877
Commercial Services & Supplies - 1 .1%
Cintas Corp.
5,774 3,966,911
Clean Harbors, Inc. *
5,033 1,013,193
Copart, Inc. *
34,720 2,010,983
Rollins, Inc.
14,763 683,084
7,674,171
Construction & Engineering - 1 .0%
AECOM
8,308 814,849
EMCOR Group, Inc.
2,495 873,749
Quanta Services, Inc.
22,005 5,716,899
7,405,497
Electrical Equipment - 2 .3%
Eaton Corp. plc
20,081 6,278,927
Hubbell, Inc., Class B
5,488 2,277,795
nVent Electric plc
17,295 1,304,043
Vertiv Holdings Co., Class A
73,899 6,035,331
15,896,096
Ground Transportation - 2 .2%
CSX Corp.
26,301 974,978
JB Hunt Transport Services, Inc.
2,681 534,190
Old Dominion Freight Line, Inc.
23,704 5,198,524
Saia, Inc. *
1,667 975,195
Uber Technologies, Inc. *
67,239 5,176,731
Union Pacific Corp.
5,640 1,387,045
XPO, Inc. *
8,105 989,053
15,235,716
Industrial Conglomerates - 0 .9%
General Electric Co.
28,239 4,956,792
Honeywell International, Inc.
5,345 1,097,061
6,053,853
INVESTMENTS SHARES VALUE ($)
Machinery - 2 .8%
Allison Transmission Holdings, Inc.
37,408 3,036,033
Caterpillar, Inc.
4,750 1,740,543
Deere & Co.
4,898 2,011,805
Esab Corp.
4,268 471,913
Illinois Tool Works, Inc.
6,540 1,754,878
Ingersoll Rand, Inc.
10,860 1,031,157
Lincoln Electric Holdings, Inc.
5,730 1,463,671
PACCAR, Inc.
33,987 4,210,649
Parker-Hannifin Corp.
4,198 2,333,206
Westinghouse Air Brake
Technologies Corp. 6,146 895,349
Xylem, Inc.
6,645 858,800
19,808,004
Passenger Airlines - 0 .2%
Delta Air Lines, Inc. 24,324 1,164,390
Professional Services - 0 .7%
Automatic Data Processing, Inc.
3,597 898,315
Booz Allen Hamilton Holding Corp.,
Class A 18,188 2,699,826
Paycom Software, Inc.
2,108 419,513
Paylocity Holding Corp. *
1,201 206,404
Verisk Analytics, Inc., Class A
4,134 974,508
5,198,566
Trading Companies & Distributors - 1 .6%
Fastenal Co.
25,858 1,994,686
United Rentals, Inc.
6,146 4,431,942
Watsco, Inc.
3,619 1,563,299
WESCO International, Inc.
1,764 302,138
WW Grainger, Inc.
2,686 2,732,468
11,024,533
Total Industrials 113,198,633
Information Technology - 33 .8%
Communications Equipment - 0 .8%
Arista Networks, Inc. *
15,718 4,557,906
Cisco Systems, Inc.
16,503 823,665
Ubiquiti, Inc.
3,044 352,647
5,734,218
Electronic Equipment, Instruments & Components - 0 .8%
Amphenol Corp., Class A
13,224 1,525,388
Crane NXT Co.
3,641 225,378
Jabil, Inc.
9,294 1,244,931
Keysight Technologies, Inc. *
1,638 256,151
TD SYNNEX Corp.
8,911 1,007,834
Zebra Technologies Corp., Class A *
3,165 954,058
5,213,740
IT Services - 1 .4%
Accenture plc, Class A
16,271 5,639,691
Cloudflare, Inc., Class A *
4,510 436,703
EPAM Systems, Inc. *
1,145 316,203
Gartner, Inc. *
1,255 598,221

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
IT Services - 1.4% (continued)
Kyndryl Holdings, Inc. *
34,881 759,011
MongoDB, Inc., Class A *
2,508 899,469
Okta, Inc., Class A *
9,939 1,039,818
Twilio, Inc., Class A *
3,245 198,432
9,887,548
Semiconductors & Semiconductor Equipment - 11 .9%
Advanced Micro Devices, Inc. *
31,152 5,622,625
Analog Devices, Inc.
3,373 667,146
Applied Materials, Inc.
3,868 797,698
Broadcom, Inc.
10,604 14,054,648
Intel Corp.
54,513 2,407,839
KLA Corp.
9,827 6,864,847
Lam Research Corp.
2,853 2,771,889
Marvell Technology, Inc.
3,349 237,377
Monolithic Power Systems, Inc.
3,021 2,046,486
NVIDIA Corp.
48,504 43,826,274
Skyworks Solutions, Inc.
3,632 393,418
Teradyne, Inc.
9,768 1,102,123
Texas Instruments, Inc.
12,583 2,192,084
82,984,454
Software - 14 .4%
Adobe, Inc. *
7,112 3,588,715
AppLovin Corp., Class A *
20,261 1,402,466
Atlassian Corp., Class A *
3,166 617,718
Autodesk, Inc. *
3,076 801,052
Cadence Design Systems, Inc. *
15,781 4,912,310
Crowdstrike Holdings, Inc., Class A *
2,308 739,922
Datadog, Inc., Class A *
5,477 676,957
Dynatrace, Inc. *
6,517 302,649
Elastic NV *
6,312 632,715
Fair Isaac Corp. *
2,362 2,951,579
Fortinet, Inc. *
14,380 982,298
Gitlab, Inc., Class A *
2,723 158,805
Guidewire Software, Inc. *
1,911 223,033
HubSpot, Inc. *
1,382 865,906
Intuit, Inc.
2,897 1,883,050
Manhattan Associates, Inc. *
6,816 1,705,568
Microsoft Corp.
112,122 47,171,968
Nutanix, Inc., Class A *
35,692 2,202,910
Oracle Corp.
40,747 5,118,231
Palantir Technologies, Inc., Class A *
67,193 1,546,111
Palo Alto Networks, Inc. *
8,197 2,329,014
Salesforce, Inc.
24,942 7,512,032
ServiceNow, Inc. *
4,361 3,324,826
Smartsheet, Inc., Class A *
12,659 487,371
Synopsys, Inc. *
9,326 5,329,809
UiPath, Inc., Class A *
32,005 725,553
Workday, Inc., Class A *
8,190 2,233,823
Zscaler, Inc. *
816 157,186
100,583,577
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 4 .5%
Apple, Inc.
178,589 30,624,442
HP, Inc.
17,380 525,223
31,149,665
Total Information Technology 235,553,202
Materials - 2 .2%
Chemicals - 0 .9%
Air Products and Chemicals, Inc.
1,700 411,859
Chemours Co. (The)
9,696 254,617
Element Solutions, Inc.
38,953 973,046
Olin Corp.
20,966 1,232,801
Sherwin-Williams Co. (The)
7,860 2,730,014
Westlake Corp.
2,018 308,350
5,910,687
Containers & Packaging - 0 .2%
Avery Dennison Corp.
4,365 974,486
Packaging Corp. of America
3,115 591,165
1,565,651
Metals & Mining - 1 .1%
Freeport-McMoRan, Inc.
36,034 1,694,319
Nucor Corp.
15,627 3,092,583
Reliance, Inc.
3,454 1,154,258
Steel Dynamics, Inc.
12,307 1,824,266
7,765,426
Total Materials 15,241,764
Real Estate - 0 .7%
Hotel & Resort REITs - 0 .0% †
Park Hotels & Resorts, Inc., REIT 17,574 307,369
Real Estate Management & Development - 0 .4%
CoStar Group, Inc. * 29,300 2,830,380
Specialized REITs - 0 .3%
American Tower Corp., REIT
4,094 808,934
Digital Realty Trust, Inc., REIT
3,200 460,928
Iron Mountain, Inc., REIT
5,659 453,908
1,723,770
Total Real Estate 4,861,519
Utilities - 0 .4%
Electric Utilities - 0 .4%
Constellation Energy Corp. 16,274 3,008,249
TOTAL COMMON STOCKS
(Cost $321,820,422) 674,280,234

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
27
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 3.2%
INVESTMENT COMPANIES - 3 .2%
Limited Purpose Cash Investment
Fund, 5.33% (a)
(Cost $22,029,731) 22,040,751 22,031,934
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $343,850,153) 696,312,168
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% ‡ 817,082
NET ASSETS - 100.0% 697,129,250
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 64,665,058 9 .3%
Consumer Discretionary 86,994,029 12 .5
Consumer Staples 10,554,107 1 .5
Energy 10,682,673 1 .5
Financials 72,772,862 10 .4
Health Care 56,748,138 8 .2
Industrials 113,198,633 16 .2
Information Technology 235,553,202 33 .8
Materials 15,241,764 2 .2
Real Estate 4,861,519 0 .7
Utilities 3,008,249 0 .4
Investment Companies 22,031,934 3 .2
Total Investments In Securities
At Value 696,312,168 99 .9
Other Assets in Excess of
Liabilities ‡ 817,082 0 .1
Net Assets
$ 697,129,250 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2024.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 43 6/2024 USD $ 11,413,275 $ 178,188
Net value $ 178,188
Collateral pledged to, or (received from), each counterparty at March 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 814,019 $ 814,019

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.0%
Communication Services - 1 .4%
Diversified Telecommunication Services - 0 .3%
Cogent Communications Holdings,
Inc. 1,462 95,513
Consolidated Communications
Holdings, Inc. * 22,117 95,545
Globalstar, Inc. *
110,591 162,569
IDT Corp., Class B
4,799 181,450
Ooma, Inc. *
500 4,265
Shenandoah Telecommunications
Co. 2,425 42,122
581,464
Entertainment - 0 .3%
Cinemark Holdings, Inc. *
6,375 114,559
IMAX Corp. *
2,551 41,250
Lions Gate Entertainment Corp.,
Class A * 9,358 93,112
Sphere Entertainment Co. *
3,038 149,105
Vivid Seats, Inc., Class A *
7,403 44,344
442,370
Interactive Media & Services - 0 .3%
Cargurus, Inc., Class A *
3,945 91,050
Cars.com, Inc. *
2,553 43,860
fuboTV, Inc. *
67,353 106,418
Grindr, Inc. (Singapore) *
13,267 134,395
Vimeo, Inc. *
15,131 61,886
437,609
Media - 0 .4%
Advantage Solutions, Inc. *
44,515 192,750
Cardlytics, Inc. *
12,188 176,604
Clear Channel Outdoor Holdings,
Inc. * 26,302 43,398
Integral Ad Science Holding Corp. *
4,380 43,669
Magnite, Inc. *
4,524 48,633
TechTarget, Inc. *
3,688 121,999
627,053
Wireless Telecommunication Services - 0 .1%
Telephone and Data Systems, Inc. 10,475 167,809
Total Communication Services 2,256,305
Consumer Discretionary - 13 .6%
Automobile Components - 1 .1%
Cooper-Standard Holdings, Inc. *
4,046 67,002
Gentherm, Inc. *
2,229 128,346
Holley, Inc. *
25,123 112,048
LCI Industries
483 59,438
Modine Manufacturing Co. *
10,638 1,012,631
Patrick Industries, Inc.
1,211 144,678
Visteon Corp. *
1,390 163,478
1,687,621
INVESTMENTS SHARES VALUE ($)
Broadline Retail - 0 .2%
Dillard's, Inc., Class A 723 340,996
Diversified Consumer Services - 1 .7%
Adtalem Global Education, Inc. *
3,184 163,657
Carriage Services, Inc., Class A
4,475 121,004
Coursera, Inc. *
14,670 205,673
Duolingo, Inc., Class A *
4,258 939,230
Frontdoor, Inc. *
4,048 131,884
Graham Holdings Co., Class B
81 62,182
Laureate Education, Inc., Class A
28,158 410,262
OneSpaWorld Holdings Ltd.
(Bahamas) * 5,778 76,443
Strategic Education, Inc.
1,580 164,509
Stride, Inc. *
2,555 161,093
Udemy, Inc. *
15,320 168,214
Universal Technical Institute, Inc. *
8,468 134,980
WW International, Inc. *
11,720 21,682
2,760,813
Hotels, Restaurants & Leisure - 2 .0%
BJ's Restaurants, Inc. *
1,506 54,487
Bloomin' Brands, Inc.
4,401 126,221
Dave & Buster's Entertainment,
Inc. * 2,123 132,900
First Watch Restaurant Group, Inc. *
1,768 43,528
Golden Entertainment, Inc.
6,517 240,021
Inspired Entertainment, Inc. *
8,605 84,845
Kura Sushi USA, Inc., Class A *
2,209 254,389
Light & Wonder, Inc. *
7,102 725,043
Monarch Casino & Resort, Inc.
1,116 83,689
Papa John's International, Inc.
1,098 73,127
Potbelly Corp. *
9,918 120,107
Red Rock Resorts, Inc., Class A
7,426 444,223
Rush Street Interactive, Inc. *
13,806 89,877
Shake Shack, Inc., Class A *
3,349 348,397
Sweetgreen, Inc., Class A *
4,590 115,943
Target Hospitality Corp. *
17,953 195,149
3,131,946
Household Durables - 3 .8%
Beazer Homes USA, Inc. *
1,480 48,544
Cavco Industries, Inc. *
504 201,126
Century Communities, Inc.
1,509 145,618
Dream Finders Homes, Inc., Class
A * 9,672 422,957
Ethan Allen Interiors, Inc.
5,340 184,604
Green Brick Partners, Inc. *
9,406 566,523
Helen of Troy Ltd. *
524 60,386
Hovnanian Enterprises, Inc., Class
A * 1,334 209,358
Installed Building Products, Inc.
3,931 1,017,068
KB Home
8,040 569,875
Landsea Homes Corp. *
3,755 54,560
La-Z-Boy, Inc.
2,370 89,159
Legacy Housing Corp. *
2,748 59,137
M/I Homes, Inc. *
3,665 499,503
Meritage Homes Corp.
3,828 671,661

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
29
(Continued)
INVESTMENTS SHARES VALUE ($)
Household Durables - 3.8% (continued)
Skyline Champion Corp. *
1,493 126,920
Taylor Morrison Home Corp., Class
A * 10,348 643,335
Tri Pointe Homes, Inc. *
5,680 219,589
Worthington Enterprises, Inc.
3,857 240,021
6,029,944
Leisure Products - 0 .6%
Acushnet Holdings Corp.
11,106 732,441
JAKKS Pacific, Inc. *
1,519 37,519
Malibu Boats, Inc., Class A *
1,757 76,043
MasterCraft Boat Holdings, Inc. *
3,435 81,478
Solo Brands, Inc., Class A *
18,503 40,152
967,633
Specialty Retail - 3 .9%
Abercrombie & Fitch Co., Class A *
6,706 840,463
Academy Sports & Outdoors, Inc.
4,170 281,642
American Eagle Outfitters, Inc.
6,652 171,555
Asbury Automotive Group, Inc. *
1,031 243,089
Boot Barn Holdings, Inc. *
589 56,043
Buckle, Inc. (The)
5,074 204,330
Build-A-Bear Workshop, Inc.
6,434 192,184
Caleres, Inc.
6,268 257,176
Carvana Co., Class A *
18,504 1,626,687
Destination XL Group, Inc. *
25,947 93,409
Group 1 Automotive, Inc.
876 255,994
Guess?, Inc.
1,835 57,748
ODP Corp. (The) *
8,720 462,596
Shoe Carnival, Inc.
5,985 219,290
Signet Jewelers Ltd.
2,892 289,402
Sonic Automotive, Inc., Class A
5,124 291,761
ThredUp, Inc., Class A *
23,878 47,756
Upbound Group, Inc.
3,176 111,827
Urban Outfitters, Inc. *
7,941 344,798
Winmark Corp.
583 210,871
6,258,621
Textiles, Apparel & Luxury Goods - 0 .3%
G-III Apparel Group Ltd. *
3,593 104,233
Kontoor Brands, Inc.
4,214 253,893
Movado Group, Inc.
1,574 43,962
Oxford Industries, Inc.
447 50,243
Vera Bradley, Inc. *
12,296 83,613
535,944
Total Consumer Discretionary 21,713,518
Consumer Staples - 3 .4%
Beverages - 0 .9%
Coca-Cola Consolidated, Inc.
987 835,407
MGP Ingredients, Inc.
2,446 210,674
National Beverage Corp. *
4,442 210,817
Vita Coco Co., Inc. (The) *
5,426 132,557
1,389,455
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - 0 .7%
Andersons, Inc. (The)
2,418 138,721
Natural Grocers by Vitamin Cottage,
Inc. 3,050 55,052
Sprouts Farmers Market, Inc. *
13,578 875,509
1,069,282
Food Products - 0 .0% †
Alico, Inc. 1,635 47,873
Household Products - 0 .2%
Central Garden & Pet Co., Class A *
4,011 148,086
Oil-Dri Corp. of America
831 61,960
WD-40 Co.
778 197,075
407,121
Personal Care Products - 1 .6%
BellRing Brands, Inc. *
11,177 659,778
elf Beauty, Inc. *
7,417 1,453,955
Inter Parfums, Inc.
2,904 408,041
2,521,774
Tobacco - 0 .0% †
Vector Group Ltd. 4,005 43,895
Total Consumer Staples 5,479,400
Energy - 6 .8%
Energy Equipment & Services - 2 .5%
Archrock, Inc.
16,883 332,088
ChampionX Corp.
1,608 57,711
Diamond Offshore Drilling, Inc. *
23,409 319,299
Helix Energy Solutions Group, Inc. *
21,036 228,030
Noble Corp. plc
3,467 168,115
RPC, Inc.
16,332 126,410
TETRA Technologies, Inc. *
24,012 106,373
Tidewater, Inc. *
10,690 983,480
US Silica Holdings, Inc. *
5,179 64,271
Valaris Ltd. *
2,654 199,740
Weatherford International plc *
11,990 1,383,886
3,969,403
Oil, Gas & Consumable Fuels - 4 .3%
Amplify Energy Corp. *
10,595 70,033
Ardmore Shipping Corp. (Ireland)
3,918 64,334
Centrus Energy Corp., Class A *
1,469 61,008
Chord Energy Corp.
682 121,560
Civitas Resources, Inc.
5,444 413,254
CONSOL Energy, Inc.
5,691 476,678
DHT Holdings, Inc.
5,516 63,434
Dorian LPG Ltd.
13,715 527,479
Equitrans Midstream Corp.
29,320 366,207
Green Plains, Inc. *
3,931 90,885
Gulfport Energy Corp. *
1,346 215,521
International Seaways, Inc.
9,428 501,570
Kosmos Energy Ltd. (Ghana) *
35,645 212,444
Matador Resources Co.
3,324 221,943
Murphy Oil Corp.
2,133 97,478

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 4.3% (continued)
Nordic American Tankers Ltd.
21,663 84,919
Northern Oil & Gas, Inc.
7,827 310,575
Par Pacific Holdings, Inc. *
4,052 150,167
PBF Energy, Inc., Class A
9,338 537,589
Peabody Energy Corp.
2,631 63,828
Permian Resources Corp., Class A
63,774 1,126,249
REX American Resources Corp. *
1,794 105,326
Scorpio Tankers, Inc. (Monaco)
6,335 453,269
Teekay Corp. *
20,271 147,573
Teekay Tankers Ltd., Class A
(Canada) 4,418 258,055
Uranium Energy Corp. *
35,179 237,458
6,978,836
Total Energy 10,948,239
Financials - 9 .3%
Banks - 1 .6%
Amalgamated Financial Corp.
2,172 52,128
Axos Financial, Inc. *
3,478 187,951
Bancorp, Inc. (The) *
9,159 306,460
Business First Bancshares, Inc.
2,577 57,416
Coastal Financial Corp. *
4,755 184,827
Customers Bancorp, Inc. *
2,691 142,784
Esquire Financial Holdings, Inc.
5,327 252,873
First BanCorp
7,504 131,620
First Community Bankshares, Inc.
1,429 49,486
Greene County Bancorp, Inc.
1,677 48,281
HomeTrust Bancshares, Inc.
1,765 48,255
Independent Bank Corp.
2,281 57,823
Lakeland Financial Corp.
3,172 210,367
Live Oak Bancshares, Inc.
2,831 117,515
Mercantile Bank Corp.
2,193 84,409
Northeast Bank
3,013 166,739
OFG Bancorp
1,958 72,074
Primis Financial Corp.
4,955 60,302
ServisFirst Bancshares, Inc.
1,141 75,717
Triumph Financial, Inc. *
2,953 234,232
2,541,259
Capital Markets - 1 .4%
Artisan Partners Asset Management,
Inc., Class A 1,872 85,681
AssetMark Financial Holdings, Inc. *
1,405 49,751
B Riley Financial, Inc.
2,345 49,644
Bakkt Holdings, Inc. *
45,113 20,743
BGC Group, Inc., Class A
34,506 268,112
Brightsphere Investment Group, Inc.
8,653 197,634
Donnelley Financial Solutions, Inc. *
8,190 507,862
Forge Global Holdings, Inc. *
44,790 86,445
Hamilton Lane, Inc., Class A
1,672 188,535
Perella Weinberg Partners
3,315 46,841
Piper Sandler Cos.
573 113,735
PJT Partners, Inc., Class A
3,670 345,934
StoneX Group, Inc. *
2,151 151,129
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.4% (continued)
Virtus Investment Partners, Inc.
748 185,489
2,297,535
Consumer Finance - 0 .7%
Enova International, Inc. *
1,584 99,523
FirstCash Holdings, Inc.
3,046 388,487
Nelnet, Inc., Class A
1,414 133,835
NerdWallet, Inc., Class A *
5,983 87,950
OppFi, Inc. *
27,888 69,720
PROG Holdings, Inc.
4,935 169,962
Upstart Holdings, Inc. *
6,261 168,358
World Acceptance Corp. *
386 55,962
1,173,797
Financial Services - 3 .1%
A-Mark Precious Metals, Inc.
6,483 198,963
AvidXchange Holdings, Inc. *
17,024 223,866
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 2,812 83,291
Cantaloupe, Inc. *
6,992 44,959
Enact Holdings, Inc.
5,553 173,142
EVERTEC, Inc.
3,192 127,361
Federal Agricultural Mortgage Corp.,
Class C 502 98,834
Jackson Financial, Inc., Class A
4,590 303,583
Marqeta, Inc., Class A *
15,185 90,503
Merchants Bancorp
7,075 305,498
Mr Cooper Group, Inc. *
14,627 1,140,175
Pagseguro Digital Ltd., Class A
(Brazil) * 10,834 154,709
PennyMac Financial Services, Inc.
9,017 821,358
Remitly Global, Inc. *
18,767 389,228
StoneCo Ltd., Class A (Brazil) *
25,000 415,250
Walker & Dunlop, Inc.
2,583 261,038
Waterstone Financial, Inc.
6,106 74,310
4,906,068
Insurance - 2 .5%
Ambac Financial Group, Inc. *
4,428 69,210
American Coastal Insurance Corp. *
18,221 194,782
American Equity Investment Life
Holding Co. * 4,446 249,954
CNO Financial Group, Inc.
18,395 505,495
Crawford & Co., Class A
6,012 56,693
eHealth, Inc. *
6,954 41,933
Employers Holdings, Inc.
1,132 51,381
F&G Annuities & Life, Inc.
3,189 129,314
Genworth Financial, Inc., Class A *
45,137 290,231
Goosehead Insurance, Inc., Class
A * 4,092 272,609
HCI Group, Inc.
1,676 194,550
Lemonade, Inc. *
12,570 206,274
Mercury General Corp.
2,302 118,783
Oscar Health, Inc., Class A *
33,107 492,301
Palomar Holdings, Inc. *
1,224 102,608

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
31
(Continued)
INVESTMENTS SHARES VALUE ($)
Insurance - 2.5% (continued)
Selective Insurance Group, Inc.
6,429 701,854
Selectquote, Inc. *
37,382 74,764
SiriusPoint Ltd. *
14,399 183,011
Universal Insurance Holdings, Inc.
3,721 75,611
4,011,358
Total Financials 14,930,017
Health Care - 16 .1%
Biotechnology - 9 .4%
4D Molecular Therapeutics, Inc. *
2,389 76,114
ACADIA Pharmaceuticals, Inc. *
12,413 229,516
ADMA Biologics, Inc. *
72,795 480,447
Alkermes plc *
4,563 123,520
Alpine Immune Sciences, Inc. *
8,710 345,264
ALX Oncology Holdings, Inc. *
4,665 52,015
Amicus Therapeutics, Inc. *
4,062 47,850
Arcellx, Inc. *
7,454 518,426
Arcturus Therapeutics Holdings,
Inc. * 2,899 97,899
Ardelyx, Inc. *
43,702 319,025
Arrowhead Pharmaceuticals, Inc. *
2,624 75,046
Astria Therapeutics, Inc. *
6,187 87,082
Avita Medical, Inc. *
4,491 71,991
Biohaven Ltd. *
8,256 451,521
Biomea Fusion, Inc. *
4,720 70,564
Blueprint Medicines Corp. *
4,991 473,446
Bridgebio Pharma, Inc. *
18,584 574,617
Cabaletta Bio, Inc. *
12,259 209,139
Catalyst Pharmaceuticals, Inc. *
11,276 179,740
Celcuity, Inc. *
2,830 61,128
Celldex Therapeutics, Inc. *
2,177 91,369
Crinetics Pharmaceuticals, Inc. *
6,611 309,461
Cytokinetics, Inc. *
5,530 387,708
Dynavax Technologies Corp. *
4,264 52,916
Dyne Therapeutics, Inc. *
5,606 159,154
Editas Medicine, Inc. *
9,087 67,426
Entrada Therapeutics, Inc. *
3,443 48,787
Halozyme Therapeutics, Inc. *
4,118 167,520
Humacyte, Inc. *
18,205 56,618
Ideaya Biosciences, Inc. *
10,043 440,687
ImmunityBio, Inc. *
18,090 97,143
Immunovant, Inc. *
15,747 508,786
Inozyme Pharma, Inc. *
25,577 195,920
Insmed, Inc. *
9,183 249,135
Iovance Biotherapeutics, Inc. *
16,304 241,625
KalVista Pharmaceuticals, Inc. *
7,497 88,914
Kiniksa Pharmaceuticals Ltd., Class
A * 9,694 191,263
Krystal Biotech, Inc. *
3,781 672,753
Kura Oncology, Inc. *
2,060 43,940
MacroGenics, Inc. *
19,538 287,599
Madrigal Pharmaceuticals, Inc. *
1,146 306,028
MannKind Corp. *
38,031 172,280
MiMedx Group, Inc. *
17,634 135,782
Mirum Pharmaceuticals, Inc. *
6,637 166,721
INVESTMENTS SHARES VALUE ($)
Biotechnology - 9.4% (continued)
Nuvalent, Inc., Class A *
7,937 595,989
Olema Pharmaceuticals, Inc. *
11,361 128,607
Organogenesis Holdings, Inc., Class
A * 16,558 47,025
ORIC Pharmaceuticals, Inc. *
14,084 193,655
PDL BioPharma, Inc. (3)*
34,242 2,791
PDS Biotechnology Corp. *
7,815 30,947
Precigen, Inc. *
29,320 42,514
Protagonist Therapeutics, Inc. *
6,952 201,121
Recursion Pharmaceuticals, Inc.,
Class A * 14,828 147,835
REVOLUTION Medicines, Inc. *
5,394 173,849
Rhythm Pharmaceuticals, Inc. *
5,415 234,632
Rocket Pharmaceuticals, Inc. *
8,248 222,201
Sana Biotechnology, Inc. *
6,953 69,530
Savara, Inc. *
14,900 74,202
Scholar Rock Holding Corp. *
10,127 179,856
SpringWorks Therapeutics, Inc. *
908 44,692
Syndax Pharmaceuticals, Inc. *
5,386 128,187
Tango Therapeutics, Inc. *
11,693 92,842
Tenaya Therapeutics, Inc. *
17,228 90,102
TG Therapeutics, Inc. *
9,868 150,092
Twist Bioscience Corp. *
3,637 124,786
Tyra Biosciences, Inc. *
2,390 39,196
UroGen Pharma Ltd. *
6,178 92,670
Vaxcyte, Inc. *
10,051 686,584
Vera Therapeutics, Inc. *
5,199 224,181
Vericel Corp. *
2,236 116,317
Viking Therapeutics, Inc. *
11,550 947,100
Voyager Therapeutics, Inc. *
5,609 52,220
Y-mAbs Therapeutics, Inc. *
9,120 148,291
Zymeworks, Inc. *
3,781 39,776
15,005,675
Health Care Equipment & Supplies - 2 .3%
Alphatec Holdings, Inc. *
19,838 273,566
Artivion, Inc. *
5,184 109,693
AtriCure, Inc. *
3,525 107,231
CVRx, Inc. *
7,109 129,455
Glaukos Corp. *
3,601 339,538
Haemonetics Corp. *
1,372 117,100
Integer Holdings Corp. *
1,503 175,370
iRadimed Corp.
2,123 93,391
Lantheus Holdings, Inc. *
4,747 295,453
LeMaitre Vascular, Inc.
1,424 94,497
Merit Medical Systems, Inc. *
2,719 205,964
OraSure Technologies, Inc. *
18,884 116,137
PROCEPT BioRobotics Corp. *
2,300 113,666
Pulmonx Corp. *
9,890 91,680
Pulse Biosciences, Inc. *
12,555 109,354
RxSight, Inc. *
7,048 363,536
Semler Scientific, Inc. *
1,517 44,312
Surmodics, Inc. *
1,360 39,902
TransMedics Group, Inc. *
3,251 240,379
UFP Technologies, Inc. *
2,180 549,796

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 2.3% (continued)
Zynex, Inc. *
6,665 82,446
3,692,466
Health Care Providers & Services - 2 .2%
Addus HomeCare Corp. *
3,686 380,911
Brookdale Senior Living, Inc. *
31,623 209,028
CorVel Corp. *
1,613 424,154
Ensign Group, Inc. (The)
1,791 222,836
HealthEquity, Inc. *
5,814 474,597
Hims & Hers Health, Inc. *
18,610 287,897
LifeStance Health Group, Inc. *
31,031 191,461
NeoGenomics, Inc. *
10,421 163,818
OPKO Health, Inc. *
97,891 117,469
Owens & Minor, Inc. *
6,334 175,515
Patterson Cos., Inc.
2,949 81,540
Pennant Group, Inc. (The) *
3,071 60,284
PetIQ, Inc., Class A *
6,662 121,781
Progyny, Inc. *
6,397 244,046
RadNet, Inc. *
4,645 226,026
Select Medical Holdings Corp.
5,751 173,393
Surgery Partners, Inc. *
1,443 43,045
3,597,801
Health Care Technology - 0 .2%
Evolent Health, Inc., Class A *
6,265 205,429
Schrodinger, Inc. *
3,235 87,345
292,774
Life Sciences Tools & Services - 0 .1%
OmniAb, Inc. *
8,506 46,102
Quanterix Corp. *
4,821 113,583
159,685
Pharmaceuticals - 1 .9%
Amneal Pharmaceuticals, Inc. *
36,450 220,887
Amphastar Pharmaceuticals, Inc. *
6,080 266,973
ANI Pharmaceuticals, Inc. *
1,323 91,459
Arvinas, Inc. *
1,318 54,407
Axsome Therapeutics, Inc. *
3,546 282,971
Collegium Pharmaceutical, Inc. *
1,219 47,322
Corcept Therapeutics, Inc. *
7,667 193,132
CorMedix, Inc. *
12,613 53,479
Edgewise Therapeutics, Inc. *
2,667 48,646
Evolus, Inc. *
8,306 116,284
EyePoint Pharmaceuticals, Inc. *
9,435 195,021
Intra-Cellular Therapies, Inc. *
7,414 513,049
Liquidia Corp. *
25,794 380,461
Marinus Pharmaceuticals, Inc. *
9,999 90,391
Prestige Consumer Healthcare,
Inc. * 1,173 85,113
Tarsus Pharmaceuticals, Inc. *
3,785 137,585
Third Harmonic Bio, Inc. *
4,964 46,860
Verrica Pharmaceuticals, Inc. *
3,063 18,133
WaVe Life Sciences Ltd. *
8,881 54,796
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 1.9% (continued)
Xeris Biopharma Holdings, Inc. *
39,902 88,183
2,985,152
Total Health Care 25,733,553
Industrials - 21 .3%
Aerospace & Defense - 1 .5%
AAR Corp. *
821 49,153
AeroVironment, Inc. *
2,608 399,754
Archer Aviation, Inc., Class A *
23,523 108,676
Astronics Corp. *
3,133 59,652
Cadre Holdings, Inc.
1,848 66,898
Kratos Defense & Security
Solutions, Inc. * 8,378 153,988
Leonardo DRS, Inc. *
14,161 312,817
Moog, Inc., Class A
1,614 257,675
National Presto Industries, Inc.
561 47,012
Parsons Corp. *
11,101 920,828
2,376,453
Building Products - 3 .2%
AAON, Inc.
9,867 869,283
American Woodmark Corp. *
1,240 126,058
CSW Industrials, Inc.
2,599 609,725
Gibraltar Industries, Inc. *
4,314 347,406
Griffon Corp.
11,976 878,320
Janus International Group, Inc. *
7,069 106,954
JELD-WEN Holding, Inc. *
6,055 128,548
Masterbrand, Inc. *
5,770 108,130
Simpson Manufacturing Co., Inc.
4,998 1,025,490
UFP Industries, Inc.
7,524 925,527
Zurn Elkay Water Solutions Corp.
1,882 62,990
5,188,431
Commercial Services & Supplies - 1 .4%
ACV Auctions, Inc., Class A *
16,623 312,014
BrightView Holdings, Inc. *
5,212 62,023
Brink's Co. (The)
847 78,246
Casella Waste Systems, Inc., Class
A * 2,553 252,415
CECO Environmental Corp. *
7,836 180,385
Cimpress plc (Ireland) *
3,584 317,220
CoreCivic, Inc. *
8,006 124,974
Enviri Corp. *
11,220 102,663
GEO Group, Inc. (The) *
10,472 147,864
HNI Corp.
1,198 54,066
MillerKnoll, Inc.
5,536 137,071
Quad/Graphics, Inc.
13,145 69,800
Steelcase, Inc., Class A
11,237 146,980
Viad Corp. *
2,515 99,317
VSE Corp.
1,395 111,600
2,196,638

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
33
(Continued)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 3 .4%
Ameresco, Inc., Class A *
3,440 83,007
API Group Corp. *
10,971 430,831
Arcosa, Inc.
4,266 366,279
Comfort Systems USA, Inc.
5,613 1,783,306
Construction Partners, Inc., Class
A * 7,244 406,751
Dycom Industries, Inc. *
1,453 208,549
Fluor Corp. *
8,368 353,799
IES Holdings, Inc. *
1,718 208,978
Limbach Holdings, Inc. *
6,676 276,520
MYR Group, Inc. *
3,261 576,382
Primoris Services Corp.
1,962 83,522
Sterling Infrastructure, Inc. *
5,513 608,139
5,386,063
Electrical Equipment - 1 .3%
Atkore, Inc.
4,587 873,181
Encore Wire Corp.
2,043 536,860
Fluence Energy, Inc., Class A *
9,585 166,204
LSI Industries, Inc.
4,194 63,413
Powell Industries, Inc.
2,175 309,503
Preformed Line Products Co.
408 52,497
2,001,658
Ground Transportation - 0 .5%
ArcBest Corp.
1,589 226,433
Covenant Logistics Group, Inc.,
Class A 5,720 265,179
FTAI Infrastructure, Inc.
27,883 175,105
Marten Transport Ltd.
11,175 206,514
873,231
Machinery - 3 .6%
Alamo Group, Inc.
1,547 353,226
Blue Bird Corp. *
7,379 282,911
Columbus McKinnon Corp.
2,229 99,480
Enerpac Tool Group Corp., Class A
2,323 82,838
Enpro, Inc.
801 135,185
ESCO Technologies, Inc.
536 57,379
Federal Signal Corp.
4,712 399,907
Franklin Electric Co., Inc.
2,799 298,961
Greenbrier Cos., Inc. (The)
3,586 186,831
Hyster-Yale Materials Handling, Inc.
2,552 163,762
Kadant, Inc.
1,701 558,098
Lindsay Corp.
1,162 136,721
Mayville Engineering Co., Inc. *
5,422 77,697
Mueller Industries, Inc.
15,614 842,063
Park-Ohio Holdings Corp.
2,019 53,867
Proto Labs, Inc. *
2,640 94,380
SPX Technologies, Inc. *
5,276 649,634
Standex International Corp.
738 134,478
Terex Corp.
5,878 378,543
Titan International, Inc. *
15,287 190,476
Wabash National Corp.
2,588 77,485
INVESTMENTS SHARES VALUE ($)
Machinery - 3.6% (continued)
Watts Water Technologies, Inc.,
Class A 2,134 453,582
5,707,504
Marine Transportation - 0 .0% †
Matson, Inc. 423 47,545
Passenger Airlines - 0 .4%
Joby Aviation, Inc. *
39,303 210,664
SkyWest, Inc. *
7,121 491,919
702,583
Professional Services - 2 .6%
ASGN, Inc. *
2,774 290,604
Barrett Business Services, Inc.
1,083 137,238
CBIZ, Inc. *
10,722 841,677
CRA International, Inc.
1,390 207,916
ExlService Holdings, Inc. *
6,770 215,286
Exponent, Inc.
1,356 112,128
Huron Consulting Group, Inc. *
5,212 503,583
ICF International, Inc.
3,106 467,857
Insperity, Inc.
599 65,656
Kelly Services, Inc., Class A
2,137 53,510
Kforce, Inc.
1,251 88,221
Legalzoom.com, Inc. *
17,456 232,863
Maximus, Inc.
2,059 172,750
TriNet Group, Inc.
2,640 349,774
Upwork, Inc. *
12,391 151,914
Verra Mobility Corp., Class A *
7,464 186,376
4,077,353
Trading Companies & Distributors - 3 .4%
Applied Industrial Technologies, Inc.
4,994 986,565
Beacon Roofing Supply, Inc. *
4,115 403,352
BlueLinx Holdings, Inc. *
3,429 446,593
Boise Cascade Co.
6,317 968,838
GATX Corp.
3,841 514,809
Global Industrial Co.
7,153 320,311
GMS, Inc. *
2,232 217,263
H&E Equipment Services, Inc.
816 52,371
Herc Holdings, Inc.
1,680 282,744
Hudson Technologies, Inc. *
22,490 247,615
MRC Global, Inc. *
5,186 65,188
Rush Enterprises, Inc., Class A
14,698 786,637
Transcat, Inc. *
1,499 167,034
Xometry, Inc., Class A *
1,479 24,980
5,484,300
Total Industrials 34,041,759
Information Technology - 18 .7%
Communications Equipment - 0 .4%
Aviat Networks, Inc. *
2,461 94,355
Calix, Inc. *
5,862 194,384
Digi International, Inc. *
5,783 184,651
Extreme Networks, Inc. *
11,523 132,975

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Communications Equipment - 0.4% (continued)
Harmonic, Inc. *
4,387 58,961
665,326
Electronic Equipment, Instruments & Components - 2 .6%
Advanced Energy Industries, Inc.
2,167 220,991
Arlo Technologies, Inc. *
14,607 184,778
Badger Meter, Inc.
3,617 585,267
Bel Fuse, Inc., Class B
882 53,193
Belden, Inc.
885 81,960
Daktronics, Inc. *
11,010 109,660
ePlus, Inc. *
2,840 223,054
Evolv Technologies Holdings, Inc. *
15,808 70,346
Fabrinet (Thailand) *
3,479 657,601
Insight Enterprises, Inc. *
3,728 691,618
Itron, Inc. *
2,870 265,532
Mirion Technologies, Inc. *
7,166 81,477
Napco Security Technologies, Inc.
3,249 130,480
nLight, Inc. *
3,440 44,720
Novanta, Inc. *
1,513 264,427
OSI Systems, Inc. *
1,422 203,090
PC Connection, Inc.
2,599 171,352
ScanSource, Inc. *
2,464 108,515
SmartRent, Inc. *
29,215 78,296
4,226,357
IT Services - 0 .8%
Applied Digital Corp. *
10,128 43,348
BigBear.ai Holdings, Inc. *
22,983 47,115
Couchbase, Inc. *
4,662 122,657
DigitalOcean Holdings, Inc. *
3,698 141,190
Fastly, Inc., Class A *
4,790 62,126
Grid Dynamics Holdings, Inc. *
3,453 42,437
Hackett Group, Inc. (The)
7,639 185,628
Perficient, Inc. *
1,780 100,196
Squarespace, Inc., Class A *
13,293 484,397
Unisys Corp. *
15,880 77,971
1,307,065
Semiconductors & Semiconductor Equipment - 3 .5%
ACM Research, Inc., Class A *
6,270 182,708
Amkor Technology, Inc.
18,204 586,897
Axcelis Technologies, Inc. *
5,666 631,872
Cohu, Inc. *
3,568 118,922
Credo Technology Group Holding
Ltd. * 14,554 308,399
Diodes, Inc. *
3,066 216,153
FormFactor, Inc. *
3,422 156,146
MACOM Technology Solutions
Holdings, Inc. * 12,353 1,181,441
Onto Innovation, Inc. *
2,153 389,865
PDF Solutions, Inc. *
6,405 215,656
Photronics, Inc. *
8,478 240,097
Power Integrations, Inc.
860 61,533
Rambus, Inc. *
14,424 891,548
Ultra Clean Holdings, Inc. *
3,122 143,425
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 3.5% (continued)
Veeco Instruments, Inc. *
8,355 293,845
5,618,507
Software - 8 .0%
A10 Networks, Inc.
16,745 229,239
ACI Worldwide, Inc. *
4,080 135,497
Agilysys, Inc. *
2,090 176,103
Alarm.com Holdings, Inc. *
2,650 192,046
Alkami Technology, Inc. *
5,273 129,558
Altair Engineering, Inc., Class A *
6,830 588,405
Appfolio, Inc., Class A *
5,314 1,311,176
Asana, Inc., Class A *
9,801 151,818
Aurora Innovation, Inc. *
144,595 407,758
AvePoint, Inc. *
6,863 54,355
Bit Digital, Inc. (China) *
21,229 60,927
Blackbaud, Inc. *
940 69,692
BlackLine, Inc. *
2,075 134,004
Braze, Inc., Class A *
7,349 325,561
C3.ai, Inc., Class A *
6,606 178,824
Cipher Mining, Inc. *
43,298 222,985
Cleanspark, Inc. *
24,970 529,614
CommVault Systems, Inc. *
980 99,401
CS Disco, Inc. *
6,744 54,829
Digimarc Corp. *
3,419 92,928
EverCommerce, Inc. *
5,336 50,265
Freshworks, Inc., Class A *
17,945 326,778
Intapp, Inc. *
4,288 147,078
InterDigital, Inc.
2,630 279,990
LiveRamp Holdings, Inc. *
4,189 144,521
Marathon Digital Holdings, Inc. *
22,791 514,621
MicroStrategy, Inc., Class A *
1,509 2,572,181
Mitek Systems, Inc. *
3,933 55,455
N-able, Inc. *
3,854 50,372
NextNav, Inc. *
28,423 187,023
PowerSchool Holdings, Inc., Class
A * 2,134 45,433
PROS Holdings, Inc. *
2,369 86,066
Q2 Holdings, Inc. *
3,708 194,892
Qualys, Inc. *
775 129,324
Rapid7, Inc. *
3,568 174,975
Riot Platforms, Inc. *
19,885 243,392
SEMrush Holdings, Inc., Class A *
7,146 94,756
SolarWinds Corp. *
6,407 80,856
SoundHound AI, Inc. *
20,596 121,310
Sprinklr, Inc., Class A *
17,567 215,547
Sprout Social, Inc., Class A *
844 50,395
SPS Commerce, Inc. *
3,649 674,700
Tenable Holdings, Inc. *
2,534 125,256
Terawulf, Inc. *
66,117 173,888
Varonis Systems, Inc., Class B *
7,673 361,935
Weave Communications, Inc. *
15,712 180,374
Xperi, Inc. *
8,438 101,762
Zeta Global Holdings Corp., Class
A * 13,092 143,096

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
35
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 8.0% (continued)
Zuora, Inc., Class A *
6,860 62,563
12,733,524
Technology Hardware, Storage & Peripherals - 3 .4%
IonQ, Inc. *
16,766 167,492
Super Micro Computer, Inc. *
5,066 5,116,812
Turtle Beach Corp. *
4,263 73,494
5,357,798
Total Information Technology 29,908,577
Materials - 3 .2%
Chemicals - 0 .8%
Aspen Aerogels, Inc. *
8,152 143,475
Hawkins, Inc.
8,372 642,970
HB Fuller Co.
2,017 160,835
Innospec, Inc.
2,133 275,029
1,222,309
Construction Materials - 0 .2%
Summit Materials, Inc., Class A *
6,749 300,803
United States Lime & Minerals, Inc.
350 104,349
405,152
Containers & Packaging - 0 .1%
O-I Glass, Inc. *
6,220 103,190
Pactiv Evergreen, Inc.
3,934 56,335
159,525
Metals & Mining - 2 .1%
Alpha Metallurgical Resources, Inc.
1,343 444,761
Arch Resources, Inc.
276 44,378
ATI, Inc. *
14,204 726,819
Carpenter Technology Corp.
3,248 231,972
Commercial Metals Co.
3,960 232,729
Constellium SE, Class A *
6,285 138,961
Hecla Mining Co.
14,091 67,778
Materion Corp.
1,684 221,867
Metallus, Inc. *
13,701 304,847
Ramaco Resources, Inc., Class A
3,770 63,487
Ryerson Holding Corp.
8,783 294,231
SunCoke Energy, Inc.
12,255 138,114
Warrior Met Coal, Inc.
6,274 380,832
3,290,776
Paper & Forest Products - 0 .0% †
Clearwater Paper Corp. * 1,266 55,362
Total Materials 5,133,124
Real Estate - 2 .9%
Diversified REITs - 0 .1%
Empire State Realty Trust, Inc.,
Class A, REIT 12,816 129,826
INVESTMENTS SHARES VALUE ($)
Health Care REITs - 0 .3%
CareTrust REIT, Inc., REIT
4,824 117,561
Diversified Healthcare Trust, REIT
59,460 146,271
Sabra Health Care REIT, Inc., REIT
9,696 143,210
407,042
Hotel & Resort REITs - 0 .3%
Apple Hospitality REIT, Inc., REIT
2,822 46,224
Ryman Hospitality Properties, Inc.,
REIT 3,243 374,923
Service Properties Trust, REIT
10,697 72,526
493,673
Industrial REITs - 0 .1%
Innovative Industrial Properties, Inc.,
REIT 521 53,945
Terreno Realty Corp., REIT
2,183 144,951
198,896
Office REITs - 0 .1%
SL Green Realty Corp., REIT 3,926 216,440
Real Estate Management & Development - 0 .9%
Anywhere Real Estate, Inc. *
14,694 90,809
Compass, Inc., Class A *
22,610 81,396
DigitalBridge Group, Inc.
6,837 131,749
Forestar Group, Inc. *
5,195 208,787
Newmark Group, Inc., Class A
4,645 51,513
Opendoor Technologies, Inc. *
40,358 122,285
Redfin Corp. *
6,776 45,060
St Joe Co. (The)
10,523 610,018
1,341,617
Residential REITs - 0 .1%
Apartment Investment and
Management Co., Class A, REIT * 8,913 72,998
BRT Apartments Corp., REIT
4,950 83,160
156,158
Retail REITs - 0 .9%
Acadia Realty Trust, REIT
4,186 71,204
Macerich Co. (The), REIT
9,287 160,015
Phillips Edison & Co., Inc., REIT
6,333 227,165
Tanger, Inc., REIT
19,764 583,631
Urban Edge Properties, REIT
8,225 142,046
Whitestone, REIT
23,732 297,836
1,481,897
Specialized REITs - 0 .1%
Farmland Partners, Inc., REIT
9,873 109,591
Uniti Group, Inc., REIT
10,128 59,755
169,346
Total Real Estate 4,594,895

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Utilities - 0 .3%
Electric Utilities - 0 .3%
Genie Energy Ltd., Class B
2,480 37,398
Otter Tail Corp.
4,914 424,570
461,968
Water Utilities - 0 .0% †
Cadiz, Inc. *
10,859 31,491
Consolidated Water Co. Ltd.
(Cayman Islands) 1,536 45,020
76,511
Total Utilities 538,479
TOTAL COMMON STOCKS
(Cost $85,405,589) 155,277,866
SHORT-TERM INVESTMENTS - 4.8%
INVESTMENT COMPANIES - 4 .8%
Limited Purpose Cash Investment
Fund, 5.33% (a)
(Cost $7,721,705) 7,725,459 7,722,369
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 101.8%
(Cost $93,127,294) 163,000,235
LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.8)% ‡ (2,850,496)
NET ASSETS - 100.0% 160,149,739
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,256,305 1 .4%
Consumer Discretionary 21,713,518 13 .6
Consumer Staples 5,479,400 3 .4
Energy 10,948,239 6 .8
Financials 14,930,017 9 .3
Health Care 25,733,553 16 .1
Industrials 34,041,759 21 .3
Information Technology 29,908,577 18 .7
Materials 5,133,124 3 .2
Real Estate 4,594,895 2 .9
Utilities 538,479 0 .3
Investment Companies 7,722,369 4 .8
Total Investments In Securities
At Value 163,000,235 101 .8
Liabilities in Excess of Other
Assets ‡ (2,850,496) ( 1 .8 )
Net Assets
$ 160,149,739 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 64 6/2024 USD $ 6,866,880 $ 112,008
Net value $ 112,008

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
37
Collateral pledged to, or (received from), each counterparty at March 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 370,552 $ 370,552

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.7%
Australia - 2 .1%
Brambles Ltd. 57,889 609,230
CAR Group Ltd. 5,639 132,550
Cochlear Ltd. 277 60,921
Fortescue Ltd. 46,858 784,170
Goodman Group, REIT 81,956 1,805,270
REA Group Ltd. 5,051 610,302
Suncorp Group Ltd. 25,011 266,965
Wesfarmers Ltd. 2,036 90,754
WiseTech Global Ltd. 7,229 442,147
4,802,309
—
Austria - 0 .1%
Erste Group Bank AG 5,234 233,267
Belgium - 0 .1%
Lotus Bakeries NV (1) 32 308,983
Brazil - 0 .2%
Wheaton Precious Metals Corp. (1) 7,921 373,083
Canada - 7 .1%
Alimentation Couche-Tard, Inc. (1) 12,187 695,565
AltaGas Ltd. (1) 6,848 151,262
Cameco Corp. (1) 17,505 757,811
Canadian Pacific Kansas City Ltd.
(1) 15,181 1,338,501
Cenovus Energy, Inc. (1) 12,482 249,539
CGI, Inc. (1)* 727 80,206
Constellation Software, Inc. (1) 758 2,070,503
Dollarama, Inc. (1) 8,369 637,553
Fairfax Financial Holdings Ltd. (1) 781 841,858
Hydro One Ltd. (1)(a) 7,477 218,037
Imperial Oil Ltd. (1) 6,438 444,061
Intact Financial Corp. (1) 5,158 837,892
Lumine Group, Inc. (1)*(b) 2,271 60,038
Manulife Financial Corp. (1) 11,369 283,942
Open Text Corp. (1) 5,866 227,616
Restaurant Brands International,
Inc. (1) 3,282 260,636
Shopify, Inc., Class A (1)* 31,096 2,398,974
Teck Resources Ltd., Class B (1) 6,010 275,088
Thomson Reuters Corp. (1) 15,397 2,396,136
WSP Global, Inc. (1) 10,904 1,817,347
16,042,565
—
Denmark - 6 .1%
Danske Bank A/S 51,880 1,557,252
Demant A/S * 6,793 337,635
DSV A/S 5,959 968,663
Novo Nordisk A/S, Class B 76,615 9,827,667
Pandora A/S 6,841 1,104,179
13,795,396
—
Finland - 0 .3%
UPM-Kymmene OYJ 7,595 253,040
Wartsila OYJ Abp 25,817 392,354
645,394

—
INVESTMENTS SHARES VALUE ($)
France - 8 .0%
Accor SA 32,662 1,524,873
Adevinta ASA (1)* 8,826 92,516
Air Liquide SA 5,291 1,100,786
Airbus SE 5,620 1,035,366
Capgemini SE 1,728 397,631
Credit Agricole SA 52,314 780,417
Dassault Aviation SA 794 174,815
Dassault Systemes SE 10,859 480,697
Engie SA 10,717 179,589
Hermes International SCA 1,698 4,339,715
Klepierre SA, REIT 4,808 124,458
Legrand SA 2,537 268,660
L'Oreal SA 5,091 2,410,952
LVMH Moet Hennessy Louis
Vuitton SE 1,596 1,436,076
Orange SA 58,750 690,901
Publicis Groupe SA 8,705 949,024
Safran SA 6,749 1,528,458
SEB SA 1,085 138,818
Sodexo SA 4,673 400,585
Vivendi SE 6,869 74,857
18,129,194
—
Germany - 7 .9%
adidas AG 1,181 263,870
Allianz SE (Registered) 1,696 508,321
Bechtle AG 4,530 239,430
Commerzbank AG 49,672 682,701
Continental AG 5,545 400,265
E.ON SE 24,643 343,078
Hannover Rueck SE 2,949 807,514
Heidelberg Materials AG 7,894 868,982
Infineon Technologies AG 8,420 286,327
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,870 3,353,528
Nemetschek SE 4,991 494,024
Rational AG 103 88,744
Rheinmetall AG 2,751 1,547,221
RWE AG 11,615 394,761
SAP SE 17,506 3,408,751
Scout24 SE (a) 5,132 386,636
Siemens AG (Registered) 13,660 2,608,225
Siemens Energy AG * 20,262 371,884
Symrise AG, Class A 675 80,805
Talanx AG 9,912 785,200
17,920,267
—
Hong Kong - 0 .2%
Techtronic Industries Co. Ltd. 25,361 344,602
Italy - 4 .3%
Banco BPM SpA 55,137 366,842
Ferrari NV 8,665 3,778,248
Intesa Sanpaolo SpA 425,117 1,543,403
Leonardo SpA 26,816 673,716
Prysmian SpA 8,551 445,968
UniCredit SpA 73,382 2,786,997
9,595,174

—

Schedule of Investments
March 31, 2024 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
39
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 33 .5%
Advantest Corp. 23,732 1,054,243
Aisin Corp. 10,400 424,973
Ajinomoto Co., Inc. 14,088 526,097
Asahi Group Holdings Ltd. 1,900 69,768
Asahi Intecc Co. Ltd. 16,800 294,333
Azbil Corp. 8,900 246,226
Bandai Namco Holdings, Inc. 24,677 457,886
Brother Industries Ltd. 15,400 285,612
Canon, Inc. 21,400 637,614
Capcom Co. Ltd. 8,060 150,997
Chiba Bank Ltd. (The) 71,223 592,660
Chubu Electric Power Co., Inc. 43,700 571,428
Chugai Pharmaceutical Co. Ltd. 39,569 1,512,145
Concordia Financial Group Ltd. 14,500 72,880
Dai Nippon Printing Co. Ltd. 15,286 468,144
Daiichi Sankyo Co. Ltd. 13,806 439,292
Daikin Industries Ltd. 2,674 365,110
Daito Trust Construction Co. Ltd. 1,600 182,532
Daiwa House Industry Co. Ltd. 15,500 461,364
Denso Corp. 22,800 436,658
Disco Corp. 4,052 1,481,142
ENEOS Holdings, Inc. 62,600 301,598
Fast Retailing Co. Ltd. 4,556 1,411,568
Fuji Electric Co. Ltd. 1,600 107,367
FUJIFILM Holdings Corp. 16,800 377,238
Fujitsu Ltd. 41,080 657,444
Hikari Tsushin, Inc. 995 187,131
Hitachi Ltd. 18,161 1,659,560
Honda Motor Co. Ltd. 97,819 1,210,382
Hoya Corp. 6,587 823,842
Hulic Co. Ltd. 12,600 129,406
Ibiden Co. Ltd. 4,800 214,977
Idemitsu Kosan Co. Ltd. 18,600 127,524
Inpex Corp. 11,054 168,034
ITOCHU Corp. 76,629 3,291,950
Japan Post Holdings Co. Ltd. 19,100 192,435
Japan Tobacco, Inc. 65,198 1,738,304
JFE Holdings, Inc. 15,500 256,891
Kajima Corp. 12,500 256,558
Kansai Electric Power Co., Inc.
(The) 17,500 249,704
Kawasaki Kisen Kaisha Ltd. 11,700 157,331
Keisei Electric Railway Co. Ltd. 4,600 187,060
Keyence Corp. 1,010 468,904
Kikkoman Corp. 19,475 249,952
Komatsu Ltd. 4,400 130,200
Konami Group Corp. 2,207 150,339
Lasertec Corp. 700 199,521
Makita Corp. 11,200 318,310
Marubeni Corp. 81,042 1,403,620
Mazda Motor Corp. 68,992 799,590
Mitsubishi Corp. 133,656 3,088,954
Mitsubishi Electric Corp. 32,000 535,646
Mitsubishi HC Capital, Inc. 325,515 2,270,350
Mitsubishi Heavy Industries Ltd. 141,720 1,284,456
Mitsubishi UFJ Financial Group,
Inc. 140,000 1,424,374
Mitsui & Co. Ltd. 32,926 1,539,343
Mitsui Chemicals, Inc. 2,800 82,141
Mitsui Fudosan Co. Ltd. 54,300 585,434
INVESTMENTS SHARES VALUE ($)
Japan - 33.5% (continued)
Mitsui OSK Lines Ltd. 3,936 120,074
Mizuho Financial Group, Inc. 39,461 780,353
MS&AD Insurance Group Holdings,
Inc. 44,400 783,995
Murata Manufacturing Co. Ltd. 12,900 241,261
Nintendo Co. Ltd. 11,400 622,037
Nippon Sanso Holdings Corp. 18,600 583,589
Nippon Steel Corp. 37,339 898,544
Nippon Yusen KK 48,601 1,334,296
Nissan Chemical Corp. 4,338 164,306
Nissin Foods Holdings Co. Ltd. 24,045 662,876
Nitori Holdings Co. Ltd. 2,207 334,476
Nomura Real Estate Holdings, Inc. 4,500 127,131
Nomura Research Institute Ltd. 24,422 689,891
Obic Co. Ltd. 7,723 1,166,568
Odakyu Electric Railway Co. Ltd. 4,600 63,410
Oracle Corp. Japan 800 60,161
Oriental Land Co. Ltd. 11,881 380,616
ORIX Corp. 7,900 172,787
Osaka Gas Co. Ltd. 21,800 490,413
Otsuka Holdings Co. Ltd. 11,200 465,229
Pan Pacific International Holdings
Corp. 9,200 243,816
Recruit Holdings Co. Ltd. 20,718 909,661
Renesas Electronics Corp. 54,651 973,917
Resona Holdings, Inc. 97,250 599,494
Secom Co. Ltd. 5,300 384,531
Shimadzu Corp. 10,609 295,504
Shin-Etsu Chemical Co. Ltd. 33,209 1,456,612
Shionogi & Co. Ltd. 1,811 92,545
Shiseido Co. Ltd. 2,356 64,650
Shizuoka Financial Group, Inc. 62,736 596,964
SoftBank Group Corp. 4,200 249,419
Sony Group Corp. 5,432 465,798
Subaru Corp. 18,400 416,721
Sumitomo Corp. 18,451 444,447
Sumitomo Mitsui Financial Group,
Inc. 71,021 4,152,789
Sumitomo Realty & Development
Co. Ltd. 11,400 424,759
Suzuki Motor Corp. 44,836 511,905
T&D Holdings, Inc. 20,300 352,899
Taisei Corp. 2,022 73,700
TDK Corp. 5,400 265,183
Terumo Corp. 35,114 642,539
Tobu Railway Co. Ltd. 9,663 241,622
Tokio Marine Holdings, Inc. 24,300 761,714
Tokyo Electric Power Co. Holdings,
Inc. * 81,800 497,191
Tokyo Electron Ltd. 8,929 2,325,550
Tokyo Gas Co. Ltd. 14,127 321,147
TOPPAN Holdings, Inc. 19,200 481,287
Toyota Industries Corp. 4,400 460,377
Toyota Motor Corp. 245,300 6,199,949
Toyota Tsusho Corp. 7,378 506,654
Unicharm Corp. 3,957 125,976
USS Co. Ltd. 7,524 62,202
Yamato Holdings Co. Ltd. 4,100 59,009
Yaskawa Electric Corp. 2,700 114,952
Yokogawa Electric Corp. 15,100 347,744

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 33.5% (continued)
Zensho Holdings Co. Ltd. 5,300 220,401
75,454,183
—
Netherlands - 8 .3%
ASM International NV 2,275 1,393,216
ASML Holding NV 4,153 4,026,175
BE Semiconductor Industries NV 7,618 1,166,915
Koninklijke KPN NV 96,541 361,103
Koninklijke Philips NV * 8,365 167,417
Shell plc 256,683 8,516,614
Universal Music Group NV 5,112 153,617
Wolters Kluwer NV 17,543 2,747,056
18,532,113
—
New Zealand - 0 .1%
Xero Ltd. * 3,820 331,688
Norway - 0 .4%
Kongsberg Gruppen ASA 7,733 533,948
Salmar ASA 4,540 299,632
833,580
—
Singapore - 0 .3%
DBS Group Holdings Ltd. 7,312 195,141
STMicroelectronics NV 10,182 438,216
633,357
—
Spain - 2 .1%
ACS Actividades de Construccion y
Servicios SA 18,525 775,798
Aena SME SA (a) 692 136,292
Amadeus IT Group SA 1,522 97,707
Banco Bilbao Vizcaya Argentaria
SA 162,242 1,932,059
Banco Santander SA 146,653 716,317
Iberdrola SA 24,566 305,118
Industria de Diseno Textil SA 16,997 855,906
4,819,197
—
Sweden - 2 .3%
Atlas Copco AB, Class A 57,417 969,690
H & M Hennes & Mauritz AB, Class
B 12,270 200,076
Hexagon AB, Class B 96,475 1,140,424
Investor AB, Class B 39,247 984,877
Saab AB, Class B 6,227 553,910
Sandvik AB 10,002 222,052
SKF AB, Class B 7,636 155,888
Volvo AB, Class B 38,151 1,033,947
5,260,864
—
Switzerland - 4 .3%
ABB Ltd. (Registered) 15,847 735,147
Chocoladefabriken Lindt &
Spruengli AG 14 167,564
EMS-Chemie Holding AG
(Registered) 698 534,960
Geberit AG (Registered) 251 148,337
Givaudan SA (Registered) 101 449,626
INVESTMENTS SHARES VALUE ($)
Switzerland - 4.3% (continued)
Kuehne + Nagel International AG
(Registered) 1,898 528,059
Logitech International SA
(Registered) 4,236 379,585
Lonza Group AG (Registered) 462 276,091
Novartis AG (Registered) 13,212 1,279,694
Partners Group Holding AG 1,321 1,887,029
Sika AG (Registered) 3,604 1,072,372
Temenos AG (Registered) 3,876 277,252
UBS Group AG (Registered) 53,922 1,660,308
VAT Group AG (a) 786 406,043
9,802,067
—
United Kingdom - 5 .0%
3i Group plc 19,506 691,632
Admiral Group plc 1,917 68,701
Ashtead Group plc 15,045 1,071,644
Associated British Foods plc 11,286 356,083
AstraZeneca plc 1,295 173,975
BAE Systems plc 103,894 1,770,918
Bunzl plc 7,883 303,319
Compass Group plc 19,222 563,832
HSBC Holdings plc 10,506 82,124
Informa plc 14,356 150,623
InterContinental Hotels Group plc 6,621 688,001
JD Sports Fashion plc 169,248 287,528
London Stock Exchange Group plc 2,881 344,723
Melrose Industries plc 104,471 887,053
Rolls-Royce Holdings plc * 367,997 1,979,959
Sage Group plc (The) 45,950 734,375
SSE plc 9,787 204,039
Whitbread plc 16,935 708,018
Wise plc, Class A * 19,704 230,327
11,296,874
—
United States - 3 .0%
CRH plc 13,249 1,143,521
CSL Ltd. 2,954 554,252
Experian plc 4,463 194,466
Ferguson plc 701 153,375
Ferrovial SE 5,819 230,385
Holcim AG 7,913 716,892
Jackson Financial, Inc., Class A (1) 223 14,749
Schneider Electric SE 8,827 1,995,578
Stellantis NV 54,208 1,539,997
Swiss Re AG 1,814 233,344
6,776,559
—
TOTAL COMMON STOCKS
(Cost $122,963,284) 215,930,716
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 758 –

Schedule of Investments
March 31, 2024 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
41
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 3.5%
INVESTMENT COMPANIES - 3 .5%
Limited Purpose Cash Investment
Fund, 5.33% (1)(c)
(Cost $7,895,574) 7,899,494 7,896,334
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.2%
(Cost $130,858,858) 223,827,050
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.8% ‡ 1,883,445
NET ASSETS - 100.0% 225,710,495
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,774,920 2 .1%
Consumer Discretionary 32,893,577 14 .6
Consumer Staples 7,676,402 3 .4
Energy 10,565,180 4 .7
Financials 37,431,128 16 .6
Health Care 16,947,575 7 .5
Industrials 54,317,514 24 .1
Information Technology 32,462,891 14 .4
Materials 11,095,408 4 .9
Real Estate 3,840,354 1 .7
Utilities 3,925,767 1 .7
Investment Companies 7,896,334 3 .5
Total Investments In Securities
At Value 223,827,050 99 .2
Other Assets in Excess of
Liabilities ‡ 1,883,445 0 .8
Net Assets
$ 225,710,495 100 .0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2024 amounted to $1,147,008, which represents 0.51% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2024 amounted to $60,038, which represents 0.03% of net assets of the Fund.
(c) Represents 7-day effective yield as of March 31, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 66 6/2024 USD $ 7,778,430 $ 86,537
Net value $ 86,537
Collateral pledged to, or (received from), each counterparty at March 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 163,632 $ 163,632

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.7%
Communication Services - 5 .8%
Diversified Telecommunication Services - 0 .6%
AT&T, Inc.
744,706 13,106,826
Verizon Communications, Inc.
56,831 2,384,629
15,491,455
Entertainment - 1 .4%
Electronic Arts, Inc. 291,563 38,681,663
Interactive Media & Services - 2 .4%
Alphabet, Inc., Class A *
254,637 38,432,362
Meta Platforms, Inc., Class A
52,860 25,667,759
64,100,121
Wireless Telecommunication Services - 1 .4%
T-Mobile US, Inc. 237,160 38,709,255
Total Communication Services 156,982,494
Consumer Discretionary - 6 .4%
Diversified Consumer Services - 0 .2%
Grand Canyon Education, Inc. * 42,175 5,744,657
Hotels, Restaurants & Leisure - 1 .6%
Booking Holdings, Inc.
792 2,873,281
Chipotle Mexican Grill, Inc., Class
A * 2,887 8,391,845
McDonald's Corp.
96,388 27,176,597
Texas Roadhouse, Inc., Class A
30,901 4,773,277
43,215,000
Household Durables - 0 .8%
Garmin Ltd.
75,680 11,266,482
NVR, Inc. *
494 4,001,380
PulteGroup, Inc.
49,330 5,950,184
21,218,046
Specialty Retail - 2 .7%
AutoZone, Inc. *
7,988 25,175,380
Murphy USA, Inc.
19,477 8,164,758
O'Reilly Automotive, Inc. *
33,837 38,197,913
71,538,051
Textiles, Apparel & Luxury Goods - 1 .1%
Deckers Outdoor Corp. *
23,410 22,034,897
Lululemon Athletica, Inc. *
20,250 7,910,662
29,945,559
Total Consumer Discretionary 171,661,313
Consumer Staples - 17 .5%
Beverages - 4 .1%
Coca-Cola Co. (The)
607,073 37,140,726
Molson Coors Beverage Co., Class
B 218,144 14,670,184
Monster Beverage Corp. *
323,670 19,187,158
PepsiCo, Inc.
221,313 38,731,988
109,730,056
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - 4 .4%
Casey's General Stores, Inc.
38,227 12,173,388
Costco Wholesale Corp.
51,677 37,860,121
Kroger Co. (The)
661,566 37,795,266
Walmart, Inc.
510,373 30,709,143
118,537,918
Food Products - 5 .0%
Flowers Foods, Inc.
97,131 2,306,861
General Mills, Inc.
265,921 18,606,493
Hershey Co. (The)
112,712 21,922,484
Hormel Foods Corp.
25,940 905,047
J M Smucker Co. (The)
211,444 26,614,456
Kraft Heinz Co. (The)
969,790 35,785,251
Mondelez International, Inc., Class A
401,242 28,086,940
134,227,532
Household Products - 4 .0%
Church & Dwight Co., Inc.
308,312 32,160,025
Colgate-Palmolive Co.
387,171 34,864,748
Kimberly-Clark Corp.
6,432 831,979
Procter & Gamble Co. (The)
236,284 38,337,079
106,193,831
Total Consumer Staples 468,689,337
Energy - 3 .6%
Oil, Gas & Consumable Fuels - 3 .6%
Chesapeake Energy Corp.
11,444 1,016,571
Chevron Corp.
227,792 35,931,910
ConocoPhillips
38,925 4,954,374
DT Midstream, Inc.
12,892 787,701
EOG Resources, Inc.
84,235 10,768,602
Exxon Mobil Corp.
278,010 32,315,883
Kinder Morgan, Inc.
76,595 1,404,752
Marathon Petroleum Corp.
29,977 6,040,366
Phillips 66
17,945 2,931,136
Total Energy 96,151,295
Financials - 14 .2%
Capital Markets - 3 .2%
Cboe Global Markets, Inc.
213,255 39,181,341
CME Group, Inc.
178,211 38,367,046
Intercontinental Exchange, Inc.
61,543 8,457,855
86,006,242
Financial Services - 3 .3%
Jack Henry & Associates, Inc.
4,818 837,031
Mastercard, Inc., Class A
80,390 38,713,412
MGIC Investment Corp.
429,651 9,606,997
Visa, Inc., Class A
137,704 38,430,432
87,587,872
Insurance - 7 .7%
Arch Capital Group Ltd. *
72,482 6,700,236
Arthur J Gallagher & Co.
87,666 21,920,007
Assurant, Inc.
42,856 8,067,213

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
43
(Continued)
INVESTMENTS SHARES VALUE ($)
Insurance - 7.7% (continued)
Assured Guaranty Ltd.
45,026 3,928,518
Chubb Ltd.
89,716 23,248,107
CNA Financial Corp.
28,962 1,315,454
Everest Group Ltd.
51,578 20,502,255
Markel Group, Inc. *
2,100 3,195,108
Marsh & McLennan Cos., Inc.
116,121 23,918,604
Progressive Corp. (The)
167,133 34,566,447
Reinsurance Group of America, Inc.
28,241 5,447,124
RenaissanceRe Holdings Ltd.
33,302 7,826,969
Travelers Cos., Inc. (The)
107,380 24,712,433
Unum Group
196,686 10,554,171
W R Berkley Corp.
59,131 5,229,546
White Mountains Insurance Group
Ltd. 2,680 4,808,724
205,940,916
Total Financials 379,535,030
Health Care - 17 .4%
Biotechnology - 4 .6%
AbbVie, Inc.
89,938 16,377,710
Exelixis, Inc. *
105,815 2,510,990
Gilead Sciences, Inc.
92,079 6,744,787
Neurocrine Biosciences, Inc. *
41,036 5,659,685
Regeneron Pharmaceuticals, Inc. *
36,804 35,423,482
United Therapeutics Corp. *
74,032 17,006,631
Vertex Pharmaceuticals, Inc. *
92,069 38,485,762
122,209,047
Health Care Equipment & Supplies - 1 .8%
Abbott Laboratories
163,950 18,634,557
Becton Dickinson & Co.
68,058 16,840,952
Medtronic plc
41,707 3,634,765
Stryker Corp.
29,476 10,548,576
49,658,850
Health Care Providers & Services - 5 .5%
Cardinal Health, Inc.
147,965 16,557,284
Cencora, Inc.
73,652 17,896,699
Centene Corp. *
118,451 9,296,034
Chemed Corp.
16,133 10,356,257
Cigna Group (The)
18,568 6,743,712
Elevance Health, Inc.
15,053 7,805,583
McKesson Corp.
71,250 38,250,562
Molina Healthcare, Inc. *
9,401 3,862,213
UnitedHealth Group, Inc.
72,605 35,917,694
146,686,038
Health Care Technology - 0 .2%
Veeva Systems, Inc., Class A * 28,149 6,521,842
Life Sciences Tools & Services - 1 .1%
Danaher Corp.
100,099 24,996,722
Thermo Fisher Scientific, Inc.
4,717 2,741,568
West Pharmaceutical Services, Inc.
2,655 1,050,610
28,788,900
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 4 .2%
Eli Lilly & Co.
49,374 38,410,997
Johnson & Johnson
243,240 38,478,136
Merck & Co., Inc.
273,998 36,154,036
113,043,169
Total Health Care 466,907,846
Industrials - 16 .2%
Aerospace & Defense - 3 .6%
General Dynamics Corp.
85,430 24,133,121
Lockheed Martin Corp.
84,115 38,261,390
Northrop Grumman Corp.
71,171 34,066,711
96,461,222
Air Freight & Logistics - 0 .5%
Expeditors International of
Washington, Inc. 109,878 13,357,868
Commercial Services & Supplies - 4 .4%
Cintas Corp.
43,038 29,568,397
Copart, Inc. *
103,035 5,967,787
Republic Services, Inc., Class A
200,617 38,406,119
Rollins, Inc.
100,865 4,667,024
Waste Management, Inc.
179,568 38,274,919
116,884,246
Ground Transportation - 1 .6%
Landstar System, Inc.
104,730 20,187,755
Old Dominion Freight Line, Inc.
87,080 19,097,515
U-Haul Holding Co. *
2,125 143,522
Union Pacific Corp.
19,257 4,735,874
44,164,666
Industrial Conglomerates - 1 .0%
General Electric Co. 149,666 26,270,873
Machinery - 0 .9%
Crane Co.
17,585 2,376,261
Cummins, Inc.
12,984 3,825,736
IDEX Corp.
3,856 940,941
Illinois Tool Works, Inc.
38,005 10,197,882
Lincoln Electric Holdings, Inc.
13,158 3,361,079
PACCAR, Inc.
31,180 3,862,890
Snap-on, Inc.
3,147 932,204
25,496,993
Professional Services - 3 .3%
Automatic Data Processing, Inc.
69,786 17,428,356
Booz Allen Hamilton Holding Corp.,
Class A 15,816 2,347,727
CACI International, Inc., Class A *
55,380 20,979,605
FTI Consulting, Inc. *
115,240 24,233,820
Leidos Holdings, Inc.
24,266 3,181,030
Paychex, Inc.
39,389 4,836,969
Science Applications International
Corp. 11,649 1,518,913

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - 3.3% (continued)
Verisk Analytics, Inc., Class A
56,093 13,222,803
87,749,223
Trading Companies & Distributors - 0 .9%
Fastenal Co.
80,827 6,234,995
WW Grainger, Inc.
17,520 17,823,096
24,058,091
Total Industrials 434,443,182
Information Technology - 12 .9%
Communications Equipment - 1 .8%
Arista Networks, Inc. *
28,724 8,329,386
Cisco Systems, Inc.
772,151 38,538,056
F5, Inc. *
4,070 771,631
Ubiquiti, Inc.
6,630 768,086
48,407,159
Electronic Equipment, Instruments & Components - 0 .8%
Amphenol Corp., Class A
145,779 16,815,608
Arrow Electronics, Inc. *
22,071 2,857,312
TD SYNNEX Corp.
8,134 919,955
20,592,875
IT Services - 2 .0%
Accenture plc, Class A
35,337 12,248,158
Akamai Technologies, Inc. *
60,052 6,531,255
Amdocs Ltd.
136,547 12,339,752
International Business Machines
Corp. 99,850 19,067,356
VeriSign, Inc. *
11,716 2,220,299
52,406,820
Semiconductors & Semiconductor Equipment - 0 .3%
Analog Devices, Inc.
14,700 2,907,513
Broadcom, Inc.
785 1,040,447
NVIDIA Corp.
6,001 5,422,263
9,370,223
Software - 6 .7%
Adobe, Inc. *
43,974 22,189,280
Aspen Technology, Inc. *
3,677 784,231
Cadence Design Systems, Inc. *
115,246 35,873,775
Crowdstrike Holdings, Inc., Class A *
23,280 7,463,335
Dolby Laboratories, Inc., Class A
129,006 10,806,833
Fortinet, Inc. *
169,129 11,553,202
Gitlab, Inc., Class A *
25,479 1,485,935
Manhattan Associates, Inc. *
35,797 8,957,483
Microsoft Corp.
80,203 33,743,006
Roper Technologies, Inc.
68,712 38,536,438
Synopsys, Inc. *
16,359 9,349,169
180,742,687
Technology Hardware, Storage & Peripherals - 1 .3%
Apple, Inc. 204,233 35,021,875
Total Information Technology 346,541,639
INVESTMENTS SHARES VALUE ($)
Materials - 0 .5%
Chemicals - 0 .5%
Linde plc
18,086 8,397,692
NewMarket Corp.
7,062 4,481,686
Total Materials 12,879,378
Utilities - 1 .2%
Electric Utilities - 0 .5%
Duke Energy Corp.
86,232 8,339,497
Hawaiian Electric Industries, Inc.
261,456 2,946,609
Xcel Energy, Inc.
14,396 773,785
12,059,891
Gas Utilities - 0 .1%
Atmos Energy Corp. 32,664 3,882,769
Multi-Utilities - 0 .6%
Consolidated Edison, Inc. 171,401 15,564,925
Total Utilities 31,507,585
TOTAL COMMON STOCKS
(Cost $1,504,008,437) 2,565,299,099
SHORT-TERM INVESTMENTS - 0.6%
INVESTMENT COMPANIES - 0 .6%
Limited Purpose Cash Investment
Fund, 5.33% (a)
(Cost $15,432,419) 15,440,139 15,433,963
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.3%
(Cost $1,519,440,856) 2,580,733,062
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.7% ‡ 100,027,404
NET ASSETS - 100.0% 2,680,760,466
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 156,982,494 5 .8%
Consumer Discretionary 171,661,313 6 .4
Consumer Staples 468,689,337 17 .5
Energy 96,151,295 3 .6
Financials 379,535,030 14 .2
Health Care 466,907,846 17 .4
Industrials 434,443,182 16 .2
Information Technology 346,541,639 12 .9
Materials 12,879,378 0 .5
Utilities 31,507,585 1 .2
Investment Companies 15,433,963 0 .6
Total Investments In Securities
At Value 2,580,733,062 96 .3
Other Assets in Excess of
Liabilities ‡ 100,027,404 3 .7
Net Assets
$ 2,680,760,466 100 .0%

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
45
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2024.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 279 6/2024 USD $ 74,053,575 $ 99,727
Net value $ 99,727
Collateral pledged to, or (received from), each counterparty at March 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
GSCO
Cash $ – $ 1,166,811 $ 1,166,811

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.8%
Australia - 7 .4%
ANZ Group Holdings Ltd. 53,331 1,022,148
Aurizon Holdings Ltd. 234,392 611,166
BHP Group Ltd. 38,878 1,124,116
Brambles Ltd. 12,311 129,562
Cochlear Ltd. 10,954 2,409,127
Coles Group Ltd. 43,165 476,508
Fortescue Ltd. 48,635 813,909
Goodman Group, REIT 26,881 592,116
Medibank Pvt Ltd. 149,829 367,100
QBE Insurance Group Ltd. 21,446 253,507
REA Group Ltd. 14,545 1,757,443
Santos Ltd. 109,455 554,160
Sonic Healthcare Ltd. 31,208 598,033
Telstra Group Ltd. 1,355,158 3,408,799
Washington H Soul Pattinson &
Co. Ltd. 20,773 454,773
Wesfarmers Ltd. 29,562 1,317,722
Woodside Energy Group Ltd. 19,180 382,303
Woolworths Group Ltd. 85,111 1,839,763
18,112,255
—
Austria - 0 .0% †
OMV AG 2,070 98,040
Belgium - 0 .9%
Anheuser-Busch InBev SA/NV 15,325 932,894
Groupe Bruxelles Lambert NV 354 26,762
KBC Group NV 10,505 787,582
Lotus Bakeries NV (1) 15 144,836
UCB SA 2,856 352,564
2,244,638
—
Brazil - 1 .1%
Wheaton Precious Metals Corp. (1) 43,365 2,042,514
Yara International ASA 20,186 640,080
2,682,594
—
Canada - 11 .0%
Alimentation Couche-Tard, Inc. (1) 13,232 755,207
Bank of Montreal (1) 1,972 192,534
Bank of Nova Scotia (The) (1) 7,201 372,503
Barrick Gold Corp. (1) 5,864 97,535
BCE, Inc. (1) 26,044 885,021
Canadian National Railway Co. (1) 14,914 1,963,907
Canadian Natural Resources Ltd.
(1) 2,164 165,078
Canadian Pacific Kansas City Ltd.
(1) 12,615 1,112,258
CGI, Inc. (1)* 23,023 2,540,000
Constellation Software, Inc. (1) 655 1,789,155
Descartes Systems Group, Inc.
(The) (1)* 4,966 454,238
Fairfax Financial Holdings Ltd. (1) 452 487,221
Fortis, Inc. (1) 1,804 71,278
Franco-Nevada Corp. (1) 12,505 1,490,020
George Weston Ltd. (1) 1,315 177,666
Hydro One Ltd. (1)(a) 45,825 1,336,302
Imperial Oil Ltd. (1) 18,089 1,247,688
Intact Financial Corp. (1) 11,764 1,911,004
INVESTMENTS SHARES VALUE ($)
Canada - 11.0% (continued)
Loblaw Cos. Ltd. (1) 31,600 3,501,650
Lumine Group, Inc. (1)*(b) 2,895 76,535
Metro, Inc., Class A (1) 37,620 2,019,657
Royal Bank of Canada (1) 10,211 1,029,882
Saputo, Inc. (1) 15,226 299,563
Shopify, Inc., Class A (1)* 8,899 686,535
Sun Life Financial, Inc. (1) 3,828 208,872
Thomson Reuters Corp. (1) 9,491 1,477,024
Toronto-Dominion Bank (The) (1) 2,713 163,735
Tourmaline Oil Corp. (1) 1,547 72,328
West Fraser Timber Co. Ltd. (1) 3,988 344,348
26,928,744
—
China - 0 .9%
BOC Hong Kong Holdings Ltd. 481,500 1,291,042
Budweiser Brewing Co. APAC Ltd.
(a) 250,300 369,175
SITC International Holdings Co.
Ltd. 102,000 186,482
Wilmar International Ltd. 155,300 394,481
2,241,180
—
Denmark - 3 .3%
Carlsberg A/S, Class B 10,573 1,447,921
Genmab A/S * 8,882 2,663,078
Novo Nordisk A/S, Class B 25,144 3,225,307
Pandora A/S 1,478 238,558
ROCKWOOL A/S, Class B * 1,674 550,789
8,125,653
—
Finland - 0 .4%
Elisa OYJ 9,862 439,682
Kone OYJ, Class B 4,446 207,126
Nokia OYJ 79,413 281,765
928,573
—
France - 8 .2%
Air Liquide SA 8,312 1,729,301
AXA SA 2,954 110,940
BioMerieux 1,959 216,066
BNP Paribas SA 1,870 133,134
Bouygues SA 10,793 440,623
Carrefour SA 4,102 70,367
Danone SA 28,355 1,833,005
Dassault Aviation SA 10,208 2,247,496
Dassault Systemes SE 20,125 890,877
Engie SA 4,179 70,029
EssilorLuxottica SA 1,091 246,797
Hermes International SCA 810 2,070,183
Ipsen SA 8,896 1,058,591
L'Oreal SA 7,440 3,523,372
Orange SA 84,827 997,567
Pernod Ricard SA 978 158,323
Societe Generale SA 21,470 575,246
Thales SA 4,719 804,497
TotalEnergies SE 37,989 2,613,239
Vivendi SE 27,657 301,402
20,091,055
—

Schedule of Investments
March 31, 2024 (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
47
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 4 .3%
Beiersdorf AG 24,034 3,499,283
Commerzbank AG 12,214 167,872
Deutsche Boerse AG 1,426 292,030
Hannover Rueck SE 2,193 600,501
HelloFresh SE * 50,265 358,531
Nemetschek SE 3,074 304,274
Rational AG 1,109 955,510
SAP SE 17,940 3,493,259
Scout24 SE (a) 7,478 563,380
Talanx AG 2,084 165,088
10,399,728
—
Hong Kong - 2 .6%
CK Asset Holdings Ltd. 166,000 684,032
CLP Holdings Ltd. 22,000 175,477
MTR Corp. Ltd. 165,500 546,804
Power Assets Holdings Ltd. 540,000 3,163,647
Sino Land Co. Ltd. 125,866 130,853
Sun Hung Kai Properties Ltd. 106,500 1,028,756
Swire Pacific Ltd., Class A 20,000 164,647
Swire Properties Ltd. 148,600 312,569
WH Group Ltd. (a) 192,000 126,736
6,333,521
—
Italy - 1 .0%
Assicurazioni Generali SpA 13,836 350,237
Coca-Cola HBC AG 37,799 1,194,458
Enel SpA 25,117 165,810
Eni SpA 15,770 249,703
Infrastrutture Wireless Italiane SpA
(a) 6,477 73,501
Intesa Sanpaolo SpA 56,717 205,913
Leonardo SpA 8,618 216,516
2,456,138
—
Japan - 22 .4%
BayCurrent Consulting, Inc. 18,300 359,713
Brother Industries Ltd. 50,800 942,148
Canon, Inc. 118,700 3,536,674
Capcom Co. Ltd. 31,000 580,757
Chugai Pharmaceutical Co. Ltd. 22,900 875,133
Daiichi Sankyo Co. Ltd. 17,200 547,285
Daito Trust Construction Co. Ltd. 7,900 901,254
Disco Corp. 5,100 1,864,221
Fast Retailing Co. Ltd. 500 154,913
FUJIFILM Holdings Corp. 60,000 1,347,277
Fujitsu Ltd. 47,000 752,188
Hirose Electric Co. Ltd. 2,400 246,624
Hoya Corp. 18,900 2,363,839
Inpex Corp. 65,900 1,001,758
Japan Post Bank Co. Ltd. 189,900 2,040,535
Japan Post Holdings Co. Ltd. 25,500 256,916
Japan Tobacco, Inc. 134,100 3,575,363
Kao Corp. 4,000 149,473
KDDI Corp. 84,800 2,507,258
Keyence Corp. 6,000 2,785,566
Kikkoman Corp. 7,000 89,842
Kyocera Corp. 31,600 423,791
McDonald's Holdings Co. Japan
Ltd. 3,600 161,882
INVESTMENTS SHARES VALUE ($)
Japan - 22.4% (continued)
MEIJI Holdings Co. Ltd. 5,000 109,163
Mitsubishi UFJ Financial Group,
Inc. 60,300 613,498
MonotaRO Co. Ltd. 64,800 779,995
Murata Manufacturing Co. Ltd. 4,000 74,810
Nexon Co. Ltd. 59,500 988,979
Nintendo Co. Ltd. 46,100 2,515,429
Nippon Telegraph & Telephone
Corp. 1,507,600 1,795,707
Nippon Yusen KK 26,800 735,770
Nissin Foods Holdings Co. Ltd. 25,700 708,501
Nitto Denko Corp. 8,300 758,968
Obic Co. Ltd. 15,900 2,401,713
Ono Pharmaceutical Co. Ltd. 10,700 175,319
Oracle Corp. Japan 12,600 947,534
Osaka Gas Co. Ltd. 3,800 85,485
Otsuka Corp. 68,000 1,442,855
Otsuka Holdings Co. Ltd. 12,300 510,921
Recruit Holdings Co. Ltd. 18,900 829,839
Renesas Electronics Corp. 7,200 128,309
SCSK Corp. 19,800 368,038
Secom Co. Ltd. 17,200 1,247,912
Seiko Epson Corp. 26,700 467,051
SG Holdings Co. Ltd. 27,000 341,927
Shin-Etsu Chemical Co. Ltd. 8,800 385,985
Shionogi & Co. Ltd. 4,500 229,958
Shizuoka Financial Group, Inc. 9,600 91,349
SoftBank Corp. 55,700 717,134
Square Enix Holdings Co. Ltd. 7,400 285,387
Subaru Corp. 19,600 443,898
Sumitomo Mitsui Trust Holdings,
Inc. 49,000 1,055,784
Suntory Beverage & Food Ltd. 30,100 1,018,130
Tokyo Electron Ltd. 7,500 1,953,369
TOPPAN Holdings, Inc. 17,200 431,152
Trend Micro, Inc. 8,800 446,923
Unicharm Corp. 10,100 321,546
USS Co. Ltd. 42,200 348,874
Yakult Honsha Co. Ltd. 68,800 1,406,168
54,627,790
—
Netherlands - 5 .3%
Adyen NV *(a) 562 949,295
Argenx SE * 935 368,646
ASM International NV 2,676 1,638,789
ASML Holding NV 1,288 1,248,667
BE Semiconductor Industries NV 10,127 1,551,240
Heineken NV 10,906 1,051,422
JDE Peet's NV (1) 23,387 490,997
Koninklijke Ahold Delhaize NV 79,639 2,382,941
Koninklijke KPN NV 65,374 244,525
Shell plc 64,890 2,153,018
Wolters Kluwer NV 6,013 941,575
13,021,115
—
Norway - 2 .1%
DNB Bank ASA 17,442 346,704
Equinor ASA 91,258 2,447,029
Gjensidige Forsikring ASA 32,778 475,755
Orkla ASA 221,563 1,564,837

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Norway - 2.1% (continued)
Telenor ASA (1) 32,478 361,232
5,195,557
—
Portugal - 0 .2%
Jeronimo Martins SGPS SA 27,424 544,100
Singapore - 2 .9%
DBS Group Holdings Ltd. 56,200 1,499,855
Genting Singapore Ltd. 130,800 85,783
Oversea-Chinese Banking Corp.
Ltd. 332,900 3,326,294
Singapore Telecommunications Ltd. 268,800 505,162
United Overseas Bank Ltd. 73,900 1,606,589
7,023,683
—
Spain - 1 .2%
Banco Santander SA 23,265 113,636
Iberdrola SA 72,838 904,674
Industria de Diseno Textil SA 37,696 1,898,231
2,916,541
—
Sweden - 1 .2%
Essity AB, Class B 30,372 721,460
Evolution AB (a) 1,878 233,255
Holmen AB, Class B * 2,760 112,277
Industrivarden AB, Class A 7,802 268,309
Investor AB, Class B 6,228 156,287
L E Lundbergforetagen AB, Class B 1,645 89,041
Saab AB, Class B 777 69,116
Swedish Orphan Biovitrum AB (1)* 39,902 996,059
Telefonaktiebolaget LM Ericsson,
Class B 12,909 69,427
Volvo Car AB, Class B * 25,601 96,925
2,812,156
—
Switzerland - 5 .4%
BKW AG 1,240 190,545
Chocoladefabriken Lindt &
Spruengli AG 127 1,520,041
EMS-Chemie Holding AG
(Registered) 741 567,916
Kuehne + Nagel International AG
(Registered) 6,384 1,776,148
Logitech International SA
(Registered) 11,519 1,032,210
Novartis AG (Registered) 29,656 2,872,434
Schindler Holding AG 957 240,894
Sonova Holding AG (Registered) 872 252,525
Swisscom AG (Registered) * 5,486 3,357,736
Zurich Insurance Group AG 2,614 1,412,121
13,222,570
—
United Kingdom - 9 .4%
Associated British Foods plc 37,789 1,192,276
AstraZeneca plc 12,430 1,669,894
Auto Trader Group plc (a) 275,178 2,430,073
BAE Systems plc 107,149 1,826,401
BP plc 92,756 581,898
British American Tobacco plc 103,812 3,150,807
Centrica plc 307,360 495,483
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.4% (continued)
CK Hutchison Holdings Ltd. 81,500 392,231
Diageo plc 41,987 1,553,612
HSBC Holdings plc 80,167 626,651
Imperial Brands plc 49,225 1,100,406
J Sainsbury plc 142,828 487,678
National Grid plc 11,222 151,205
Next plc 1,031 120,178
Reckitt Benckiser Group plc 23,736 1,353,072
Rolls-Royce Holdings plc * 86,757 466,784
Sage Group plc (The) 125,322 2,002,903
Tesco plc 274,835 1,029,387
Unilever plc 41,111 2,063,848
Vodafone Group plc 280,452 248,740
22,943,527
—
United States - 3 .3%
CSL Ltd. 10,487 1,967,650
GSK plc 20,352 436,966
Holcim AG 1,641 148,669
Nestle SA (Registered) 27,499 2,921,767
Roche Holding AG 6,230 1,590,638
Sanofi SA 10,579 1,029,173
8,094,863
—
Zambia - 0 .3%
First Quantum Minerals Ltd. (1) 58,210 625,697
TOTAL COMMON STOCKS
(Cost $185,535,753) 231,669,718
PREFERRED STOCKS - 1.4%
Germany - 1 .4%
Henkel AG & Co. KGaA
(Preference)
(Cost $2,924,538) 41,292 3,318,888
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 883 –
SHARES
SHORT-TERM INVESTMENTS - 3.9%
INVESTMENT COMPANIES - 3 .9%
Limited Purpose Cash Investment
Fund, 5.33% (1)(c)
(Cost $9,472,507) 9,477,744 9,473,953
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.1%
(Cost $197,932,798) 244,462,559
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.1)% ‡ (270,179)
NET ASSETS - 100.0% 244,192,380

Schedule of Investments
March 31, 2024 (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
49
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 24,964,914 10 .2%
Consumer Discretionary 7,170,402 2 .9
Consumer Staples 56,949,127 23 .3
Energy 11,566,243 4 .7
Financials 26,098,245 10 .7
Health Care 26,656,000 10 .9
Industrials 21,889,217 9 .0
Information Technology 38,188,961 15 .6
Materials 10,881,335 4 .5
Real Estate 3,814,228 1 .6
Utilities 6,809,934 2 .8
Investment Companies 9,473,953 3 .9
Total Investments In Securities
At Value 244,462,559 100 .1
Liabilities in Excess of Other
Assets ‡ (270,179) ( 0 .1 )
Net Assets
$ 244,192,380 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2024 amounted to $6,081,717, which represents 2.49% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2024 amounted to $76,535, which represents 0.03% of net assets of the Fund.
(c) Represents 7-day effective yield as of March 31, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 67 6/2024 USD $ 7,896,285 $ 4,625
Net value $ 4,625

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 86.9%
Australia - 1 .0%
Aristocrat Leisure Ltd. (2) 4,137 115,840
ASX Ltd. (2) 891 38,547
BlueScope Steel Ltd. (2) 106,647 1,658,693
Dexus, REIT (2) 19,240 99,136
Goodman Group, REIT (2) 25,367 558,767
GPT Group (The), REIT (2) 42,925 127,745
Mirvac Group, REIT (2) 95,677 147,057
Qantas Airways Ltd. (2)* 57,742 204,992
QBE Insurance Group Ltd. (2) 9,803 115,878
Scentre Group, REIT (2) 90,560 200,004
South32 Ltd. (2) 51,020 99,557
Stockland, REIT (2) 49,658 156,913
Vicinity Ltd., REIT (2) 97,628 135,511
3,658,640
—
Belgium - 0 .5%
Ageas SA/NV (2) 38,021 1,761,346
Solvay SA (2) 1,728 47,160
1,808,506
—
Canada - 2 .1%
Air Canada * 114,770 1,661,541
Empire Co. Ltd., Class A 4,002 97,734
Fairfax Financial Holdings Ltd. 802 864,494
Great-West Lifeco, Inc. 1,345 43,015
Imperial Oil Ltd. 9,234 636,915
Nutrien Ltd. 1,994 108,330
Parkland Corp. 3,086 98,284
Power Corp. of Canada 7,139 200,169
RioCan, REIT 11,451 156,140
Shopify, Inc., Class A * 29,566 2,280,939
Suncor Energy, Inc. 51,229 1,890,619
8,038,180
—
China - 0 .1%
BOC Hong Kong Holdings Ltd. (2) 141,000 378,062
Denmark - 0 .6%
AP Moller - Maersk A/S, Class B (2) 457 595,857
Danske Bank A/S (2) 58,617 1,759,472
2,355,329
—
Finland - 0 .1%
Wartsila OYJ Abp (2) 14,694 223,312
France - 2 .0%
BNP Paribas SA (2) 7,460 531,114
Carrefour SA (2) 5,605 96,150
Cie de Saint-Gobain SA (2) 33,762 2,620,396
Credit Agricole SA (2) 20,626 307,697
Dassault Aviation SA (2) 1,102 242,627
Engie SA (2) 32,404 543,005
Orange SA (2) 19,753 232,296
Societe Generale SA (2) 98,827 2,647,875
Unibail-Rodamco-Westfield, REIT
(2)* 3,473 279,390
7,500,550

—
INVESTMENTS SHARES VALUE ($)
Germany - 2 .6%
Allianz SE (Registered) (2) 2,018 604,830
Bayerische Motoren Werke AG (2) 17,669 2,038,629
Commerzbank AG (2) 125,623 1,726,587
Daimler Truck Holding AG (2) 5,245 265,789
Deutsche Bank AG (Registered) (2) 131,649 2,073,505
Fresenius SE & Co. KGaA (2) 1,365 36,810
Heidelberg Materials AG (2) 1,900 209,155
Mercedes-Benz Group AG (2) 27,223 2,167,955
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 472 230,403
Scout24 SE (2)(a) 1,493 112,480
Talanx AG (2) 3,583 283,835
9,749,978
—
Hong Kong - 0 .1%
CK Infrastructure Holdings Ltd. (2) 2,749 16,101
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 153,529
Link, REIT (2) 22,329 96,158
265,788
—
Italy - 1 .3%
Banco BPM SpA (2) 197,805 1,316,052
Intesa Sanpaolo SpA (2) 258,925 940,037
UniCredit SpA (2) 73,746 2,800,821
5,056,910
—
Japan - 6 .1%
Daito Trust Construction Co. Ltd.
(2) 486 55,444
Daiwa House Industry Co. Ltd. (2) 2,451 72,955
Hikari Tsushin, Inc. (2) 600 112,843
Hitachi Construction Machinery Co.
Ltd. (2) 16,200 488,777
Honda Motor Co. Ltd. (2) 38,200 472,675
Hulic Co. Ltd. (2) 1,500 15,406
Iida Group Holdings Co. Ltd. (2) 8,900 115,180
Inpex Corp. (2) 31,400 477,317
Japan Metropolitan Fund
Investment Corp., REIT (2) 214 133,342
Japan Post Bank Co. Ltd. (2) 43,700 469,570
Japan Post Insurance Co. Ltd. (2) 72,400 1,383,937
Japan Real Estate Investment
Corp., REIT (2) 30 106,945
JFE Holdings, Inc. (2) 159,500 2,643,492
Makita Corp. (2) 15,300 434,834
Mazda Motor Corp. (2) 215,000 2,491,765
Mitsubishi Estate Co. Ltd. (2) 5,764 105,170
Mitsui Fudosan Co. Ltd. (2) 13,794 148,720
Mizuho Financial Group, Inc. (2) 164,600 3,255,016
Nippon Building Fund, Inc., REIT
(2) 25 100,003
NIPPON EXPRESS HOLDINGS,
Inc. (2) 4,600 234,808
Nippon Steel Corp. (2) 76,400 1,838,526
Nippon Yusen KK (2) 29,700 815,387
Nissan Motor Co. Ltd. (2) 278,200 1,102,362
Nomura Holdings, Inc. (2) 88,500 566,446

Schedule of Investments
March 31, 2024 (Unaudited)
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
51
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 6.1% (continued)
Nomura Real Estate Holdings, Inc.
(2) 1,000 28,251
Nomura Real Estate Master Fund,
Inc., REIT (2) 117 115,694
Oracle Corp. Japan (2) 1,400 105,282
ORIX Corp. (2) 4,700 102,797
Panasonic Holdings Corp. (2) 22,400 213,780
Renesas Electronics Corp. (2) 29,600 527,492
Shionogi & Co. Ltd. (2) 2,000 102,204
Subaru Corp. (2) 36,200 819,852
Sumitomo Realty & Development
Co. Ltd. (2) 2,624 97,769
Tokyo Electron Ltd. (2) 8,400 2,187,773
Toyota Tsusho Corp. (2) 15,500 1,064,398
23,006,212
—
Luxembourg - 0 .2%
ArcelorMittal SA (2) 29,113 800,233
Netherlands - 2 .1%
ABN AMRO Bank NV, CVA (2)(a) 51,564 882,376
Aegon Ltd. (2) 17,572 107,204
Argenx SE (2)* 245 96,597
ASML Holding NV (2) 1,035 1,003,393
BE Semiconductor Industries NV
(2) 7,130 1,092,163
ING Groep NV (2) 19,668 323,800
Koninklijke Philips NV (2)* 22,048 441,268
NN Group NV (2) 54,683 2,524,446
Shell plc (2) 38,971 1,293,038
Wolters Kluwer NV (2) 672 105,228
7,869,513
—
New Zealand - 0 .1%
Xero Ltd. (2)* 2,811 244,078
Russia - 0 .0%
Evraz plc (3)* 77,212 –
Singapore - 0 .2%
Grab Holdings Ltd., Class A * 155,923 489,598
Singapore Exchange Ltd. (2) 4,067 27,755
STMicroelectronics NV (2) 2,231 96,018
613,371
—
Spain - 1 .3%
Banco Santander SA (2) 436,860 2,133,813
Repsol SA (2) 158,214 2,640,785
Telefonica SA (2) 51,752 228,550
5,003,148
—
Sweden - 0 .2%
Investor AB, Class B (2) 8,816 221,232
SKF AB, Class B (2) 13,987 285,542
Swedbank AB, Class A (2) 15,246 302,598
809,372
—
Switzerland - 0 .7%
ABB Ltd. (Registered) (2) 12,654 587,023
Adecco Group AG (Registered) (2) 8,252 326,468
Baloise Holding AG (Registered) (2) 1,317 206,513
INVESTMENTS SHARES VALUE ($)
Switzerland - 0.7% (continued)
Novartis AG (Registered) (2) 14,779 1,431,471
Sandoz Group AG (2)* 2,715 81,954
2,633,429
—
United Kingdom - 3 .8%
3i Group plc (2) 9,545 338,441
Aviva plc (2) 38,723 242,975
Barclays plc (2) 646,584 1,498,554
BP plc (2) 86,715 544,000
British American Tobacco plc (2) 15,725 477,271
Centrica plc (2) 1,172,370 1,889,931
CK Hutchison Holdings Ltd. (2) 276,500 1,330,697
DCC plc (2) 3,497 254,428
HSBC Holdings plc (2) 364,934 2,852,626
InterContinental Hotels Group plc
(2) 1,563 162,414
Melrose Industries plc (2) 37,490 318,324
Ocado Group plc (2)* 16,582 95,096
Rolls-Royce Holdings plc (2)* 552,282 2,971,480
Vodafone Group plc (2) 959,588 851,083
Whitbread plc (2) 5,929 247,879
14,075,199
—
United States - 61 .8%
3M Co. 39,350 4,173,855
Adobe, Inc. * 6,481 3,270,313
Advanced Micro Devices, Inc. * 1,760 317,662
Alphabet, Inc., Class A * 22,527 3,400,000
Alphabet, Inc., Class C * 24,147 3,676,622
Altria Group, Inc. 87,824 3,830,883
Amazon.com, Inc. * 62,857 11,338,147
American International Group, Inc. 8,723 681,877
American Tower Corp., REIT 4,396 868,606
Apollo Global Management, Inc. 3,260 366,587
Apple, Inc. 77,681 13,320,739
Applied Materials, Inc. 7,591 1,565,492
Archer-Daniels-Midland Co. 3,697 232,209
Arista Networks, Inc. * 4,533 1,314,479
Assurant, Inc. 6,240 1,174,618
AT&T, Inc. 198,302 3,490,115
AvalonBay Communities, Inc., REIT 811 150,489
Baker Hughes Co., Class A 128,146 4,292,891
Bank of America Corp. 105,486 4,000,029
Berkshire Hathaway, Inc., Class B * 6,057 2,547,090
Booking Holdings, Inc. 424 1,538,221
Bristol-Myers Squibb Co. 19,244 1,043,602
Broadcom, Inc. 1,453 1,925,821
Caesars Entertainment, Inc. * 18,380 803,941
Cardinal Health, Inc. 12,191 1,364,173
Centene Corp. * 35,122 2,756,375
Cheniere Energy, Inc. 1,260 203,213
Chipotle Mexican Grill, Inc., Class
A * 269 781,921
Chubb Ltd. 1,969 510,227
Cigna Group (The) 5,907 2,145,363
Cincinnati Financial Corp. 8,362 1,038,310
Cisco Systems, Inc. 68,878 3,437,701
Citigroup, Inc. 74,544 4,714,163
Cleveland-Cliffs, Inc. * 65,049 1,479,214
CME Group, Inc. 5,011 1,078,818

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 61.8% (continued)
CNH Industrial NV 7,558 97,952
Comcast Corp., Class A 33,594 1,456,300
Coterra Energy, Inc. 30,214 842,366
Crowdstrike Holdings, Inc., Class
A * 7,764 2,489,061
Crown Castle, Inc., REIT 1,970 208,485
Crown Holdings, Inc. 1,253 99,313
CVS Health Corp. 25,411 2,026,781
Datadog, Inc., Class A * 7,723 954,563
Deckers Outdoor Corp. * 1,071 1,008,089
Dell Technologies, Inc., Class C 16,809 1,918,075
Delta Air Lines, Inc. 23,798 1,139,210
Dick's Sporting Goods, Inc. 3,161 710,782
Digital Realty Trust, Inc., REIT 910 131,076
Discover Financial Services 1,227 160,847
DocuSign, Inc., Class A * 70,158 4,177,909
Domino's Pizza, Inc. 3,088 1,534,365
DraftKings, Inc., Class A * 61,355 2,786,131
Elevance Health, Inc. 908 470,834
Eli Lilly & Co. 1,564 1,216,729
EOG Resources, Inc. 4,519 577,709
Equinix, Inc., REIT 222 183,223
Everest Group Ltd. 7,971 3,168,473
Exact Sciences Corp. * 4,456 307,731
Exxon Mobil Corp. 7,828 909,927
Fortive Corp. 1,840 158,277
General Dynamics Corp. 5,063 1,430,247
General Electric Co. 28,134 4,938,361
General Motors Co. 97,850 4,437,498
Genuine Parts Co. 4,280 663,100
GoDaddy, Inc., Class A * 25,918 3,075,948
Hewlett Packard Enterprise Co. 47,254 837,813
Holcim AG (2) 3,975 360,122
Humana, Inc. 7,842 2,718,978
Huntington Ingalls Industries, Inc. 4,786 1,394,975
Incyte Corp. * 13,323 759,011
Intel Corp. 31,824 1,405,666
International Paper Co. 20,479 799,091
Jacobs Solutions, Inc. 4,117 632,906
Jazz Pharmaceuticals plc * 9,002 1,084,021
Johnson & Johnson 9,570 1,513,878
JPMorgan Chase & Co. 787 157,636
Keurig Dr Pepper, Inc. 14,873 456,155
Kimberly-Clark Corp. 21,729 2,810,646
KLA Corp. 679 474,329
Kraft Heinz Co. (The) 38,540 1,422,126
Lam Research Corp. 300 291,471
Las Vegas Sands Corp. 37,346 1,930,788
Lennar Corp., Class A 1,180 202,936
Lockheed Martin Corp. 3,296 1,499,252
Marathon Petroleum Corp. 1,377 277,466
McKesson Corp. 1,684 904,055
Meta Platforms, Inc., Class A 11,369 5,520,560
MetLife, Inc. 6,890 510,618
Microsoft Corp. 26,072 10,969,013
Molson Coors Beverage Co., Class
B 57,769 3,884,965
Mosaic Co. (The) 28,246 916,865
Netflix, Inc. * 6,151 3,735,687
Neurocrine Biosciences, Inc. * 13,420 1,850,886
INVESTMENTS SHARES VALUE ($)
United States - 61.8% (continued)
NVIDIA Corp. 16,771 15,153,606
ON Semiconductor Corp. * 1,719 126,432
Ovintiv, Inc. 7,867 408,297
Owens Corning 5,882 981,118
PACCAR, Inc. 12,842 1,590,995
Palantir Technologies, Inc., Class
A * 17,755 408,543
PayPal Holdings, Inc. * 15,858 1,062,327
PepsiCo, Inc. 1,239 216,837
Pioneer Natural Resources Co. 1,196 313,950
PPG Industries, Inc. 6,584 954,022
Prologis, Inc., REIT 2,980 388,056
Public Storage, REIT 2,484 720,509
PulteGroup, Inc. 19,389 2,338,701
QUALCOMM, Inc. 8,032 1,359,818
Ross Stores, Inc. 15,132 2,220,772
Salesforce, Inc. 1,992 599,951
Schlumberger NV 14,188 777,644
Simon Property Group, Inc., REIT 1,723 269,632
Snap, Inc., Class A * 40,794 468,315
Snowflake, Inc., Class A * 5,269 851,470
SS&C Technologies Holdings, Inc. 4,109 264,496
Stellantis NV (2) 12,001 340,937
Stellantis NV (2) 10,244 290,694
Super Micro Computer, Inc. * 733 740,352
Swiss Re AG (2) 20,313 2,612,961
Synchrony Financial 45,240 1,950,749
Tesla, Inc. * 6,153 1,081,636
Uber Technologies, Inc. * 15,931 1,226,528
UiPath, Inc., Class A * 10,613 240,597
United Parcel Service, Inc., Class B 3,318 493,154
United Therapeutics Corp. * 4,628 1,063,144
Valero Energy Corp. 5,989 1,022,262
VeriSign, Inc. * 1,562 296,015
Vertex Pharmaceuticals, Inc. * 743 310,581
Vertiv Holdings Co., Class A 13,551 1,106,710
Walmart, Inc. 20,751 1,248,588
Wells Fargo & Co. 8,862 513,642
Welltower, Inc., REIT 3,001 280,413
Workday, Inc., Class A * 2,107 574,684
Wynn Resorts Ltd. 10,957 1,120,134
Zoom Video Communications, Inc.,
Class A * 21,087 1,378,457
Zscaler, Inc. * 3,672 707,337
231,510,109
—
Zambia - 0 .0% †
First Quantum Minerals Ltd. 9,308 100,051
TOTAL COMMON STOCKS
(Cost $242,792,717) 325,699,970
PREFERRED STOCKS - 0.2%
Germany - 0 .2%
Porsche Automobil Holding SE
(Preference) (2) 865 45,822
Volkswagen AG (Preference) (2) 4,545 602,777
TOTAL PREFERRED STOCKS
(Cost $650,353) 648,599

Schedule of Investments
March 31, 2024 (Unaudited)
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
53
(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 9.1%
INVESTMENT COMPANIES - 9 .1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.16% (b)(c) 7,879,322 7,879,322
Limited Purpose Cash Investment
Fund, 5.33% (b) 26,348,233 26,337,693
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,213,276) 34,217,015
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.2%
(Cost $277,656,346) 360,565,584
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.8% ‡ 14,259,600
NET ASSETS - 100.0% 374,825,184
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 23,172,007 6 .2%
Consumer Discretionary 45,725,726 12 .2
Consumer Staples 14,868,660 4 .0
Energy 17,206,683 4 .6
Financials 62,466,336 16 .7
Health Care 23,726,449 6 .3
Industrials 36,762,386 9 .8
Information Technology 81,720,452 21 .8
Materials 12,113,823 3 .2
Real Estate 6,137,010 1 .6
Utilities 2,449,037 0 .7
Investment Companies 34,217,015 9 .1
Total Investments In Securities
At Value 360,565,584 96 .2
Other Assets in Excess of
Liabilities ‡ 14,259,600 3 .8
Net Assets
$ 374,825,184 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2024 amounted to $994,856, which represents 0.27% of net assets of the Fund.
(b) Represents 7-day effective yield as of March 31, 2024.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
Total return swap contracts outstanding as of March 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.76%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 EUR 8,732,634 $ 290,295
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 JPY 730,634,214 239,340
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 SGD 296,229 1,057
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.75%)
Monthly JPMC 06/19/2024 CHF (9,661,032) 9,446
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 GBP 1,709,491 48,490
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (0.31%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2024 ILS 2,647,987 36,456
Total unrealized appreciation 625,084
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 04/19/2024 EUR (15,369,072) (405,013)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
55
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 06/21/2024 CHF (25,247,950) $ (78,394)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.15%)
Monthly JPMC 06/19/2024 AUD (1,173,594) (14,922)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.90%)
Monthly JPMC 06/19/2024 CAD (1,621,043) (8,389)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-1.14%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 SEK 8,901,396 (6,852)
Total unrealized depreciation (513,570)
Net unrealized appreciation $ 111,514
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 37 4/2024 EUR $ 3,282,612 $ 61,611
Hang Seng Index 43 4/2024 HKD 4,551,674 4,857
IBEX 35 Index 93 4/2024 EUR 11,103,959 687,502
MSCI Singapore Index 19 4/2024 SGD 409,269 (784)
OMXS30 Index 86 4/2024 SEK 2,028,279 (5,105)
FTSE 100 Index 398 6/2024 GBP 40,126,576 1,258,692
FTSE/MIB Index 173 6/2024 EUR 31,925,885 1,126,132
S&P 500 E-Mini Index 172 6/2024 USD 45,653,100 652,215
TOPIX Index 86 6/2024 JPY 15,620,095 306,878
Total of long contracts 4,091,998
Short Contracts
DAX Index (56) 6/2024 EUR (28,359,083) (806,034)
S&P/TSX 60 Index (10) 6/2024 CAD (1,980,584) (12,913)
SPI 200 Index (325) 6/2024 AUD (42,097,812) (1,148,143)
Total of short contracts (1,967,090)
Net value $ 2,124,908

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 8,018,276 USD 5,913,423 CITG 6/20/2024 $ 12,915
CAD 8,018,276 USD 5,913,394 JPMC 6/20/2024 12,945
ILS 23,000 USD 6,256 CITG 6/20/2024 21
ILS 23,000 USD 6,256 JPMC 6/20/2024 21
USD 18,731,325 AUD 28,536,484 CITG 6/20/2024 93,766
USD 18,731,419 AUD 28,536,485 JPMC 6/20/2024 93,860
USD 38,856,539 CHF 33,846,500 CITG 6/20/2024 992,076
USD 38,856,733 CHF 33,846,500 JPMC 6/20/2024 992,271
USD 85,946 DKK 587,500 CITG 6/20/2024 625
USD 85,946 DKK 587,500 JPMC 6/20/2024 625
USD 12,631,803 GBP 9,951,500 CITG 6/20/2024 66,216
USD 12,631,866 GBP 9,951,500 JPMC 6/20/2024 66,279
USD 372,926 HKD 2,909,500 CITG 6/20/2024 341
USD 372,928 HKD 2,909,500 JPMC 6/20/2024 342
USD 4,756 ILS 16,999 CITG 6/20/2024 117
USD 4,757 ILS 17,001 JPMC 6/20/2024 117
USD 20,424,659 JPY 3,020,000,000 CITG 6/20/2024 228,445
USD 20,424,761 JPY 3,020,000,000 JPMC 6/20/2024 228,547
USD 895,688 NOK 9,500,001 CITG 6/20/2024 18,969
USD 895,693 NOK 9,499,999 JPMC 6/20/2024 18,974
USD 26,810,571 NZD 43,935,999 CITG 6/20/2024 559,648
USD 26,810,705 NZD 43,936,000 JPMC 6/20/2024 559,782
USD 28,290,049 SEK 291,356,500 CITG 6/20/2024 980,378
USD 28,290,190 SEK 291,356,501 JPMC 6/20/2024 980,519
USD 30,316 SGD 40,500 CITG 6/20/2024 212
USD 30,316 SGD 40,500 JPMC 6/20/2024 212
Total unrealized appreciation 5,908,223
AUD 1,331,499 USD 870,647 CITG 6/20/2024 (1,028)
AUD 1,331,501 USD 870,644 JPMC 6/20/2024 (1,023)
CAD 41,439,923 USD 30,740,658 CITG 6/20/2024 (112,252)
CAD 41,439,923 USD 30,740,504 JPMC 6/20/2024 (112,099)
DKK 4,842,000 USD 709,987 CITG 6/20/2024 (6,798)
DKK 4,842,000 USD 709,983 JPMC 6/20/2024 (6,796)
EUR 36,284,500 USD 39,567,985 CITG 6/20/2024 (295,458)
EUR 36,284,500 USD 39,567,787 JPMC 6/20/2024 (295,259)
GBP 19,387,999 USD 24,661,162 CITG 6/20/2024 (180,272)
GBP 19,387,998 USD 24,661,038 JPMC 6/20/2024 (180,147)
HKD 2,055,000 USD 263,392 CITG 6/20/2024 (232)
HKD 2,055,000 USD 263,391 JPMC 6/20/2024 (231)
ILS 1,340,498 USD 374,137 CITG 6/20/2024 (8,312)
ILS 1,340,501 USD 374,136 JPMC 6/20/2024 (8,310)
JPY 4,780,564,500 USD 32,316,693 CITG 6/20/2024 (346,723)
JPY 4,780,564,500 USD 32,316,531 JPMC 6/20/2024 (346,562)
NOK 359,635,001 USD 34,233,552 CITG 6/20/2024 (1,044,206)
NOK 359,635,000 USD 34,233,381 JPMC 6/20/2024 (1,044,036)
SEK 96,499,999 USD 9,211,367 CITG 6/20/2024 (166,148)
SEK 96,500,001 USD 9,211,321 JPMC 6/20/2024 (166,102)
SGD 449,682 USD 336,007 CITG 6/20/2024 (1,757)
SGD 449,682 USD 336,005 JPMC 6/20/2024 (1,755)
USD 17,884,255 AUD 27,413,484 CITG 6/20/2024 (19,858)
USD 17,884,344 AUD 27,413,484 JPMC 6/20/2024 (19,769)
USD 555,468 CHF 499,000 CITG 6/20/2024 (2,769)
USD 555,470 CHF 499,000 JPMC 6/20/2024 (2,767)
USD 611,041 GBP 484,500 CITG 6/20/2024 (729)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2024
57
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 611,044 GBP 484,500 JPMC 6/20/2024 $ (726)
USD 6,614,069 JPY 990,000,000 CITG 6/20/2024 (6,544)
USD 6,614,102 JPY 990,000,000 JPMC 6/20/2024 (6,510)
Total unrealized depreciation (4,385,178)
Net unrealized appreciation $ 1,523,045
Collateral pledged to, or (received from), each counterparty at March 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 8,376,298 $ 8,376,298
CITG
Cash (805,651) – (805,651)
Investment Companies 2,073,768 – 2,073,768
GSCO
Cash – 4,694,364 4,694,364
GSIN
Cash 339,997 – 339,997
JPMC
Investment Companies 5,805,554 – 5,805,554

Schedule of Investments
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
The accompanying notes are an integral part of these financial statements.
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
ILS - Israeli shekel
JPY - Japanese yen
NOK - Norwegian krone
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 4.02%
Australian Bank-Bill Reference Rate (“BBR”): 4.30%
Canadian Overnight Repo Rate Average (“CORRA”): 5.05%
Euro Short-Term Rate (“ESTR”): 3.90%
Singapore Overnight Rate Average (“SORA”): 3.69%
Sterling Overnight Index Average (“SONIA”): 5.19%
Swiss Average Rate Overnight (“SARON”): 1.46%
Tel Aviv Interbank Offer Rate (“TELBOR”): 4.43%
Tokyo Overnight Average Rate (“TONAR”): 0.08%

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
March 31, 2024 (Unaudited)
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 650,992,417 $ 64,305,486 $ 415,834,662 $ 415,632,882
Investments in securities of unaffiliated issuers, at value .......... $ 1,176,265,596 $ 109,692,567 $ 559,306,380 $ 493,741,637
Cash ................................................. 343,567 9,884 189,423 —
Cash denominated in foreign currencies
‡
...................... — — — 3,550,911
Deposits with brokers for futures contracts ..................... 2,297,171 337,408 716,487 429,593
Variation margin on futures contracts ......................... 203,141 19,819 — 305,272
Receivables:
Securities sold ....................................... — — — 6,170,568
Foreign tax reclaims ................................... — — 1,129,811 —
Dividends ........................................... 893,449 64,825 2,488,638 2,150,409
Capital shares sold .................................... 315,613 89,284 675,666 375,678
Prepaid expenses .......................................
67,358 35,487 50,033 46,631
Total Assets 1,180,385,895 110,249,274 564,556,438 506,770,699
LIABILITIES:
Due to custodian ........................................ — — — 3,377,264
Foreign currency due to custodian, at value .................... — — 105,425 —
Variation margin on futures contracts ......................... — — 60,422 —
Payables: – – – –
Securities purchased ................................... — — — 6,160,794
Accrued investment advisory fees ......................... 231,509 27,126 170,218 189,651
Accrued distribution fees—Class N ........................ 1,247 1,359 241 207
Capital shares redeemed ............................... 1,472,502 29,034 212,017 527,354
Deferred foreign capital gains tax ......................... — — — 2,970,240
Other accrued expenses and liabilities ........................
116,538 47,266 92,964 159,585
Total Liabilities 1,821,796 104,785 641,287 13,385,095
Commitments and contingent liabilities
^
Net Assets $ 1,178,564,099 $ 110,144,489 $ 563,915,151 $ 493,385,604
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 581,891,368 $ 58,583,537 $ 416,664,028 $ 442,698,793
Total distributable earnings (loss) ...........................
596,672,731 51,560,952 147,251,123 50,686,811
Net Assets $ 1,178,564,099 $ 110,144,489 $ 563,915,151 $ 493,385,604
NET ASSETS:
Class I ............................................... $ 222,887,954 $ 60,822,097 $ 90,924,500 $ 45,451,243
Class N ............................................... 6,045,236 6,824,721 1,155,360 770,131
Class R6 .............................................. 949,630,909 42,497,671 471,835,291 447,164,230
SHARES OUTSTANDING: – – – –
Class I ............................................... 11,514,918 3,315,557 6,535,857 4,526,355
Class N ............................................... 308,685 372,341 82,829 75,909
Class R6 .............................................. 49,139,324 2,312,832 33,991,328 44,557,355
NET ASSET VALUE: – – – –
Class I ............................................... $ 19.36 $ 18.34 $ 13.91 $ 10.04
Class N ............................................... $ 19.58 $ 18.33 $ 13.95 $ 10.15
Class R6 .............................................. $ 19.33 $ 18.37 $ 13.88 $ 10.04
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ — $ 3,551,257
^ See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
March 31, 2024 (Unaudited)
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 343,850,153 $ 93,127,294 $ 130,858,858 $ 1,519,440,856
Investments in securities of unaffiliated issuers, at value .......... $ 696,312,168 $ 163,000,235 $ 223,827,050 $ 2,580,733,062
Cash ................................................. 134,149 25,852 — 1,100,083
Cash denominated in foreign currencies
‡
...................... 367 — 110,171 —
Deposits with brokers for futures contracts ..................... 558,797 458,551 271,061 3,622,176
Variation margin on futures contracts ......................... 433,410 24,009 — —
Receivables:
Securities sold ....................................... — 615 — 152,038,870
Foreign tax reclaims ................................... — — 999,225 —
Dividends ........................................... 246,415 64,499 779,866 2,082,157
Capital shares sold .................................... 180,115 82,285 8,287 1,204,891
Prepaid expenses .......................................
39,227 26,461 28,377 91,444
Total Assets 697,904,648 163,682,507 226,024,037 2,740,872,683
LIABILITIES:
Variation margin on futures contracts ......................... — — 20,892 2,355,638
Payables: – – – –
Securities purchased ................................... — — — 53,114,966
Accrued investment advisory fees ......................... 133,843 45,145 58,378 566,344
Accrued distribution fees—Class N ........................ 15,777 504 829 34,331
Capital shares redeemed ............................... 480,354 3,419,950 131,607 3,472,092
Other accrued expenses and liabilities ........................
145,424 67,169 101,836 568,846
Total Liabilities 775,398 3,532,768 313,542 60,112,217
Commitments and contingent liabilities
^
Net Assets $ 697,129,250 $ 160,149,739 $ 225,710,495 $ 2,680,760,466
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 315,602,959 $ 87,938,501 $ 119,437,987 $ 1,277,045,659
Total distributable earnings (loss) ...........................
381,526,291 72,211,238 106,272,508 1,403,714,807
Net Assets $ 697,129,250 $ 160,149,739 $ 225,710,495 $ 2,680,760,466
NET ASSETS:
Class I ............................................... $ 367,611,413 $ 128,952,799 $ 131,632,599 $ 1,773,535,111
Class N ............................................... 75,377,957 2,591,194 3,896,420 162,778,012
Class R6 .............................................. 254,139,880 28,605,746 90,181,476 744,447,343
SHARES OUTSTANDING: – – – –
Class I ............................................... 16,581,768 6,018,321 7,499,354 74,234,999
Class N ............................................... 3,398,985 120,689 218,066 6,819,328
Class R6 .............................................. 11,533,825 1,341,930 5,151,698 31,219,611
NET ASSET VALUE: – – – –
Class I ............................................... $ 22.17 $ 21.43 $ 17.55 $ 23.89
Class N ............................................... $ 22.18 $ 21.47 $ 17.87 $ 23.87
Class R6 .............................................. $ 22.03 $ 21.32 $ 17.51 $ 23.85
‡
Cash denominated in foreign currencies, at cost ............... $ 383 $ — $ 109,642 $ —
^ See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
March 31, 2024 (Unaudited)
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost .......................................... $ 197,932,798 $ 277,656,346
Investments in securities of unaffiliated issuers, at value ......................................... $ 244,462,559 $ 360,565,584
Cash ................................................................................ 31,833 —
Cash denominated in foreign currencies
‡
..................................................... 79,795 697,703
Unrealized appreciation on forward foreign currency exchange contracts ............................. — 5,908,223
Unrealized appreciation on OTC swaps ...................................................... — 625,084
Due from brokers ...................................................................... — 339,926
Deposits with brokers for futures contracts .................................................... 249,355 15,294,295
Variation margin on futures contracts ........................................................ — 6,138
Receivables:
Securities sold ...................................................................... 24,506,316 14,447,099
Foreign tax reclaims .................................................................. 447,726 400,320
Dividends .......................................................................... 738,059 830,158
Capital shares sold ................................................................... 274,183 406,942
Prepaid expenses ......................................................................
26,507 44,819
Total Assets 270,816,333 399,566,291
LIABILITIES:
Due to custodian ....................................................................... — 34,661
Due to brokers ........................................................................ — 805,652
Unrealized depreciation on forward foreign currency exchange contracts ............................. — 4,385,178
Unrealized depreciation on OTC swaps ...................................................... — 513,570
Variation margin on futures contracts ........................................................ 245,694 104,863
Payables: – –
Securities purchased .................................................................. 8,430,105 18,337,896
Interfund loan ....................................................................... 16,884,000 —
Accrued investment advisory fees ........................................................ 71,642 181,004
Accrued distribution fees—Class N ....................................................... 686 1,775
Capital shares redeemed .............................................................. 914,110 300,023
Other accrued expenses and liabilities .......................................................
77,716 76,485
Total Liabilities 26,623,953 24,741,107
Commitments and contingent liabilities
^
Net Assets $ 244,192,380 $ 374,825,184
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ......................... $ 208,083,083 $ 271,051,576
Total distributable earnings (loss) ..........................................................
36,109,297 103,773,608
Net Assets $ 244,192,380 $ 374,825,184
NET ASSETS:
Class I .............................................................................. $ 58,085,368 $ 11,960,374
Class N .............................................................................. 3,220,968 8,777,594
Class R6 ............................................................................. 182,886,044 354,087,216
SHARES OUTSTANDING: – –
Class I .............................................................................. 4,097,361 1,106,427
Class N .............................................................................. 218,209 824,964
Class R6 ............................................................................. 12,914,076 32,527,142
NET ASSET VALUE: – –
Class I .............................................................................. $ 14.18 $ 10.81
Class N .............................................................................. $ 14.76 $ 10.64
Class R6 ............................................................................. $ 14.16 $ 10.89
‡
Cash denominated in foreign currencies, at cost .............................................. $ 79,799 $ 699,396
^ See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Operations

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended March 31, 2024 (Unaudited)
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
INVESTMENT INCOME:
Dividend income
†
....................................... $ 10,027,999 $ 777,964 $ 6,494,509 $ 6,495,415
Interest income ......................................... 3,910 46 — 754
European Union tax reclaims ............................... — — 311,111 —
Total Income 10,031,909 778,010 6,805,620 6,496,169
EXPENSES:
Investment advisory fees .................................. 1,339,177 228,406 1,030,351 1,219,075
Custody fees ........................................... 18,756 13,049 32,803 159,760
Administration & accounting fees ............................ 117,415 11,128 56,472 53,442
Legal fees ............................................. 34,606 4,138 15,732 16,573
Audit & tax fees ......................................... 26,367 25,351 34,711 49,590
Shareholder reporting fees ................................ 32,086 10,899 21,301 21,693
Transfer agent fees ...................................... 118,498 34,475 56,318 36,970
Trustee fees ........................................... 35,401 3,919 17,057 17,661
Distribution fees—Class N ................................. 6,769 6,847 1,374 1,536
Interest expense ........................................ 43,842 3,086 14,264 38,141
Interfund lending expense ................................. — 3,771 — —
Recoupment of reimbursement ............................. 1,571 — 11 —
Registration fees ........................................ 33,695 25,913 28,903 28,124
European Union tax reclaim fees ............................ — — 116,172 —
Other expenses ........................................ 15,204 1,772 9,761 23,388
Total Expenses 1,823,387 372,754 1,435,230 1,665,953
Less expense reimbursements ............................. (61,069) (73,413) (100,319) (137,452)
Net Expenses 1,762,318 299,341 1,334,911 1,528,501
Net Investment Income (Loss) 8,269,591 478,669 5,470,709 4,967,668
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (net of capital gain country tax of $ — , $ — , $ — and $ 1,309,198 ) ..... 68,182,603 5,944,141 7,855,907 26,475,008
Settlement of foreign currency and foreign currency transactions .. — — 4,254 (114,252)
Expiration or closing of futures contracts .................... 5,182,297 249,008 2,082,052 227,355
Net realized gain (loss) 73,364,900 6,193,149 9,942,213 26,588,111
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net changes in deferred capital gain country tax accruals of $ — , $ — , $ — and $ 1,416,504 ) 161,220,951 13,174,989 74,445,611 29,478,643
Foreign currency and foreign currency transactions ............ — — 14,988 (10,670)
Futures contracts ..................................... 2,326,779 260,523 858,095 796,488
Net change in unrealized appreciation (depreciation) 163,547,730 13,435,512 75,318,694 30,264,461
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 236,912,630 19,628,661 85,260,907 56,852,572
Net increase (decrease) in net assets resulting from operations $ 245,182,221 $ 20,107,330 $ 90,731,616 $ 61,820,240
†
Net of foreign taxes withheld of ............................ $ 14,015 $ 168 $ 603,210 $ 1,084,774

Statements of Operations

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended March 31, 2024 (Unaudited)
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
INVESTMENT INCOME:
Dividend income
†
....................................... $ 3,382,062 $ 738,046 $ 2,003,634 $ 28,085,748
Interest income ......................................... 137 227 7,045 289
European Union tax reclaims ............................... — — 262,429 —
Total Income 3,382,199 738,273 2,273,108 28,086,037
EXPENSES:
Investment advisory fees .................................. 819,058 339,112 438,579 3,623,116
Custody fees ........................................... 14,042 15,231 23,043 43,012
Administration & accounting fees ............................ 71,809 16,521 24,034 317,727
Legal fees ............................................. 25,994 27,467 8,212 106,215
Audit & tax fees ......................................... 26,774 26,301 34,793 28,871
Shareholder reporting fees ................................ 27,021 14,699 16,503 89,890
Transfer agent fees ...................................... 212,376 69,708 74,120 828,961
Trustee fees ........................................... 22,642 5,733 8,576 111,266
Distribution fees—Class N ................................. 84,401 2,496 5,627 237,856
Interest expense ........................................ 19,400 5,765 14,408 97,324
Interfund lending expense ................................. — 93 2,671 1,481
Recoupment of reimbursement ............................. 7,124 — — 3,938
Registration fees ........................................ 29,666 26,771 27,073 45,740
European Union tax reclaim fees ............................ — — 98,992 —
Other expenses ........................................ 10,577 3,008 7,901 58,101
Total Expenses 1,370,884 552,905 784,532 5,593,498
Less expense reimbursements ............................. (69,708) (82,488) (101,894) (36,458)
Net Expenses 1,301,176 470,417 682,638 5,557,040
Net Investment Income (Loss) 2,081,023 267,856 1,590,470 22,528,997
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 24,505,519 1,393,920 16,316,133 339,364,271
Settlement of foreign currency and foreign currency transactions .. (31) 25 (26,600) —
Expiration or closing of futures contracts .................... 1,890,471 581,572 692,137 18,990,817
Net realized gain (loss) 26,395,959 1,975,517 16,981,670 358,355,088
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 142,179,560 33,157,941 29,342,632 66,406,525
Foreign currency and foreign currency transactions ............ 35 — 29,115 —
Futures contracts ..................................... 700,294 229,607 166,246 5,102,557
Net change in unrealized appreciation (depreciation) 142,879,889 33,387,548 29,537,993 71,509,082
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 169,275,848 35,363,065 46,519,663 429,864,170
Net increase (decrease) in net assets resulting from operations $ 171,356,871 $ 35,630,921 $ 48,110,133 $ 452,393,167
†
Net of foreign taxes withheld of ............................ $ — $ 411 $ 203,572 $ —

Statements of Operations

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended March 31, 2024 (Unaudited)
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
INVESTMENT INCOME:
Dividend income
†
...................................................................... $ 2,947,416 $ 3,881,609
Interest income ........................................................................ 3,078 8,928
Total Income 2,950,494 3,890,537
EXPENSES:
Investment advisory fees ................................................................. 520,480 995,749
Custody fees .......................................................................... 21,368 24,320
Administration & accounting fees ........................................................... 28,534 36,372
Legal fees ............................................................................ 8,917 11,926
Audit & tax fees ........................................................................ 33,616 45,723
Shareholder reporting fees ............................................................... 14,325 13,865
Transfer agent fees ..................................................................... 49,861 21,912
Trustee fees .......................................................................... 9,436 11,500
Distribution fees—Class N ................................................................ 3,929 9,381
Interest expense ....................................................................... 7,858 19,995
Interfund lending expense ................................................................ 13,601 —
Recoupment of reimbursement ............................................................ 808 99
Registration fees ....................................................................... 27,425 26,035
Other expenses ....................................................................... 21,068 14,682
Total Expenses 761,226 1,231,559
Less expense reimbursements ............................................................ (94,053) (23,600)
Net Expenses 667,173 1,207,959
Net Investment Income (Loss) 2,283,321 2,682,578
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION): – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ..................................... 200,613 20,002,271
Settlement of foreign currency and foreign currency transactions ................................. (2,158) (466,997)
Settlement of forward foreign currency exchange contracts ..................................... — (3,058,534)
Expiration or closing of futures contracts ................................................... 1,318,744 8,240,482
Expiration or closing of swap contracts .................................................... — (3,375,852)
Net realized gain (loss) 1,517,199 21,341,370
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................................................. 24,602,454 40,124,579
Foreign currency and foreign currency transactions ........................................... 11,916 (8,577)
Forward foreign currency exchange contracts ............................................... — 2,189,419
Futures contracts .................................................................... (24,043) 2,548,866
Swap contracts ...................................................................... — (80,129)
Net change in unrealized appreciation (depreciation) 24,590,327 44,774,158
Net realized gain (loss) and net change in unrealized appreciation (depreciation) 26,107,526 66,115,528
Net increase (decrease) in net assets resulting from operations $ 28,390,847 $ 68,798,106
†
Net of foreign taxes withheld of ........................................................... $ 244,426 $ 105,660

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
March 31, 2024 (Unaudited)
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
OPERATIONS:
Net investment income (loss) ........................ $ 8,269,591 $ 16,440,653 $ 478,669 $ 1,243,977
Net realized gain (loss) ............................. 73,364,900 116,420,293 6,193,149 6,446,910
Net change in unrealized appreciation (depreciation) ....... 163,547,730 61,121,114 13,435,512 10,110,306
Net increase (decrease) in net assets resulting from
operations 245,182,221 193,982,060 20,107,330 17,801,193
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (25,618,468) (21,320,561) (3,798,567) (611,222)
Class N ...................................... (661,804) (513,480) (362,009) (23,046)
Class R6 ..................................... (107,796,828) (73,686,731) (2,704,683) (379,583)
Total distributions (134,077,100) (95,520,772) (6,865,259) (1,013,851)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 24,053,521 16,711,514 5,830,368 15,235,436
Reinvestment of distributions ......................... 23,419,876 19,925,876 3,615,622 476,317
Cost of shares redeemed ........................... (41,060,724) (65,032,528) (14,444,053) (26,851,549)
Net increase (decrease) from capital transactions 6,412,673 (28,395,138) (4,998,063) (11,139,796)
CLASS N — — — —
Proceeds from shares sold .......................... 403,609 230,838 2,036,511 389,071
Reinvestment of distributions ......................... 646,778 504,148 357,360 22,424
Cost of shares redeemed ........................... (704,091) (1,493,247) (703,258) (1,899,665)
Net increase (decrease) from capital transactions 346,296 (758,261) 1,690,613 (1,488,170)
CLASS R6 — — — —
Proceeds from shares sold .......................... 80,316,592 135,709,289 4,148,693 2,072,527
Reinvestment of distributions ......................... 105,165,737 72,035,186 2,665,159 374,627
Cost of shares redeemed ........................... (139,875,255) (194,243,534) (8,218,852) (7,098,491)
Net increase (decrease) from capital transactions 45,607,074 13,500,941 (1,405,000) (4,651,337)
Net increase (decrease) in net assets resulting from capital transactions 52,366,043 (15,652,458) (4,712,450) (17,279,303)
Total increase (decrease) in net assets 163,471,164 82,808,830 8,529,621 (491,961)
NET ASSETS:
Beginning of period ................................ 1,015,092,935 932,284,105 101,614,868 102,106,829
End of period ................................... $ 1,178,564,099 $ 1,015,092,935 $ 110,144,489 $ 101,614,868
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
March 31, 2024 (Unaudited)
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 11,157,756 12,877,494 3,635,850 4,363,260
Shares sold ..................................... 1,323,329 1,005,743 336,432 1,004,167
Shares issued on reinvestment of distributions ........... 1,376,021 1,299,796 214,450 32,315
Shares redeemed ................................. (2,342,188) (4,025,277) (871,175) (1,763,892)
Shares outstanding, end of period 11,514,918 11,157,756 3,315,557 3,635,850
CLASS N
Shares outstanding, beginning of period ................ 289,173 331,906 268,845 363,208
Shares sold ..................................... 21,850 14,034 124,288 25,623
Shares issued on reinvestment of distributions ........... 37,538 32,526 21,196 1,521
Shares redeemed ................................. (39,876) (89,293) (41,988) (121,507)
Shares outstanding, end of period 308,685 289,173 372,341 268,845
CLASS R6
Shares outstanding, beginning of period ................ 46,312,501 45,085,069 2,396,643 2,695,000
Shares sold ..................................... 4,571,869 8,213,075 241,985 133,068
Shares issued on reinvestment of distributions ........... 6,189,861 4,708,182 157,889 25,398
Shares redeemed ................................. (7,934,907) (11,693,825) (483,685) (456,823)
Shares outstanding, end of period 49,139,324 46,312,501 2,312,832 2,396,643

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
March 31, 2024 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
OPERATIONS:
Net investment income (loss) ........................ $ 5,470,709 $ 14,110,858 $ 4,967,668 $ 21,182,996
Net realized gain (loss) ............................. 9,942,213 14,642,795 26,588,111 (7,282,418)
Net change in unrealized appreciation (depreciation) ....... 75,318,694 75,899,938 30,264,461 54,526,496
Net increase (decrease) in net assets resulting from
operations 90,731,616 104,653,591 61,820,240 68,427,074
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (2,729,357) (2,036,519) (2,357,124) (1,929,495)
Class N ...................................... (33,686) (29,800) (31,555) (32,365)
Class R6 ..................................... (14,300,082) (11,786,662) (25,141,922) (20,032,402)
Total distributions (17,063,125) (13,852,981) (27,530,601) (21,994,262)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 14,848,722 26,937,812 4,900,782 16,089,829
Reinvestment of distributions ......................... 2,727,983 2,035,042 2,357,124 1,929,495
Cost of shares redeemed ........................... (22,763,971) (22,936,828) (14,696,108) (18,164,595)
Net increase (decrease) from capital transactions (5,187,266) 6,036,026 (7,438,202) (145,271)
CLASS N — — — —
Proceeds from shares sold .......................... 108,980 74,510 6,716,747 10,845,077
Reinvestment of distributions ......................... 31,498 28,173 31,555 32,365
Cost of shares redeemed ........................... (214,006) (358,688) (6,902,889) (11,175,292)
Net increase (decrease) from capital transactions (73,528) (256,005) (154,587) (297,850)
CLASS R6 — — — —
Proceeds from shares sold .......................... 38,652,925 54,693,892 17,271,517 44,669,362
Reinvestment of distributions ......................... 13,833,657 11,435,804 24,722,578 19,761,907
Cost of shares redeemed ........................... (35,564,835) (58,814,550) (75,895,171) (54,479,261)
Net increase (decrease) from capital transactions 16,921,747 7,315,146 (33,901,076) 9,952,008
Net increase (decrease) in net assets resulting from capital transactions 11,660,953 13,095,167 (41,493,865) 9,508,887
Total increase (decrease) in net assets 85,329,444 103,895,777 (7,204,226) 55,941,699
NET ASSETS:
Beginning of period ................................ 478,585,707 374,689,930 500,589,830 444,648,131
End of period ................................... $ 563,915,151 $ 478,585,707 $ 493,385,604 $ 500,589,830
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
March 31, 2024 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 6,928,202 6,411,784 5,284,047 5,275,790
Shares sold ..................................... 1,163,687 2,310,116 522,468 1,790,113
Shares issued on reinvestment of distributions ........... 216,335 185,679 253,182 215,827
Shares redeemed ................................. (1,772,367) (1,979,377) (1,533,342) (1,997,683)
Shares outstanding, end of period 6,535,857 6,928,202 4,526,355 5,284,047
CLASS N
Shares outstanding, beginning of period ................ 88,593 110,628 72,730 99,457
Shares sold ..................................... 8,611 6,497 692,456 1,126,513
Shares issued on reinvestment of distributions ........... 2,488 2,563 3,353 3,588
Shares redeemed ................................. (16,863) (31,095) (692,630) (1,156,828)
Shares outstanding, end of period 82,829 88,593 75,909 72,730
CLASS R6
Shares outstanding, beginning of period ................ 32,630,968 32,028,676 48,071,527 46,979,760
Shares sold ..................................... 3,047,965 4,626,688 1,819,048 4,807,102
Shares issued on reinvestment of distributions ........... 1,099,655 1,046,277 2,658,342 2,212,980
Shares redeemed ................................. (2,787,260) (5,070,673) (7,991,562) (5,928,315)
Shares outstanding, end of period 33,991,328 32,630,968 44,557,355 48,071,527

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
March 31, 2024 (Unaudited)
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
OPERATIONS:
Net investment income (loss) ........................ $ 2,081,023 $ 8,983,324 $ 267,856 $ 1,956,906
Net realized gain (loss) ............................. 26,395,959 83,204,864 1,975,517 7,890,023
Net change in unrealized appreciation (depreciation) ....... 142,879,889 205,482 33,387,548 12,583,609
Net increase (decrease) in net assets resulting from
operations 171,356,871 92,393,670 35,630,921 22,430,538
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (44,486,489) (42,896,531) (4,888,127) (932,882)
Class N ...................................... (8,363,820) (5,487,520) (68,994) (11,897)
Class R6 ..................................... (29,661,848) (24,389,801) (1,020,345) (313,180)
Total distributions (82,512,157) (72,773,852) (5,977,466) (1,257,959)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 11,773,084 47,447,064 6,179,925 15,470,095
Reinvestment of distributions ......................... 43,714,466 42,126,060 4,810,346 920,971
Cost of shares redeemed ........................... (90,443,614) (158,303,975) (38,311,488) (53,691,461)
Net increase (decrease) from capital transactions (34,956,064) (68,730,851) (27,321,217) (37,300,395)
CLASS N — — — —
Proceeds from shares sold .......................... 8,049,685 12,688,573 477,042 416,435
Reinvestment of distributions ......................... 8,363,819 5,487,518 68,994 11,897
Cost of shares redeemed ........................... (11,756,427) (11,450,492) (209,956) (3,495,672)
Net increase (decrease) from capital transactions 4,657,077 6,725,599 336,080 (3,067,340)
CLASS R6 — — — —
Proceeds from shares sold .......................... 13,301,436 31,855,675 1,819,816 4,372,456
Reinvestment of distributions ......................... 29,390,076 24,052,140 1,020,342 313,180
Cost of shares redeemed ........................... (48,902,032) (61,016,844) (2,310,009) (29,144,984)
Net increase (decrease) from capital transactions (6,210,520) (5,109,029) 530,149 (24,459,348)
Net increase (decrease) in net assets resulting from capital transactions (36,509,507) (67,114,281) (26,454,988) (64,827,083)
Total increase (decrease) in net assets 52,335,207 (47,494,463) 3,198,467 (43,654,504)
NET ASSETS:
Beginning of period ................................ 644,794,043 692,288,506 156,951,272 200,605,776
End of period ................................... $ 697,129,250 $ 644,794,043 $ 160,149,739 $ 156,951,272
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
March 31, 2024 (Unaudited)
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 18,193,865 21,627,910 7,494,967 9,607,947
Shares sold ..................................... 596,002 2,443,198 318,941 893,412
Shares issued on reinvestment of distributions ........... 2,292,316 2,280,783 254,516 54,885
Shares redeemed ................................. (4,500,415) (8,158,026) (2,050,103) (3,061,277)
Shares outstanding, end of period 16,581,768 18,193,865 6,018,321 7,494,967
CLASS N
Shares outstanding, beginning of period ................ 3,138,139 2,771,259 104,462 282,926
Shares sold ..................................... 402,593 658,085 23,926 23,651
Shares issued on reinvestment of distributions ........... 438,126 296,462 3,641 708
Shares redeemed ................................. (579,873) (587,667) (11,340) (202,823)
Shares outstanding, end of period 3,398,985 3,138,139 120,689 104,462
CLASS R6
Shares outstanding, beginning of period ................ 11,747,699 11,942,542 1,314,013 2,754,503
Shares sold ..................................... 667,399 1,623,713 98,146 250,425
Shares issued on reinvestment of distributions ........... 1,550,928 1,310,029 54,274 18,765
Shares redeemed ................................. (2,432,201) (3,128,585) (124,503) (1,709,680)
Shares outstanding, end of period 11,533,825 11,747,699 1,341,930 1,314,013

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
March 31, 2024 (Unaudited)
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
OPERATIONS:
Net investment income (loss) ........................ $ 1,590,470 $ 8,839,480 $ 22,528,997 $ 59,603,522
Net realized gain (loss) ............................. 16,981,670 36,268,204 358,355,088 578,908,370
Net change in unrealized appreciation (depreciation) ....... 29,537,993 24,974,823 71,509,082 (148,875,071)
Net increase (decrease) in net assets resulting from
operations 48,110,133 70,082,507 452,393,167 489,636,821
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (15,826,491) (4,633,520) (385,770,639) (267,895,560)
Class N ...................................... (515,634) (990,942) (38,165,734) (28,766,703)
Class R6 ..................................... (10,856,841) (4,034,945) (154,828,622) (96,298,507)
Total distributions (27,198,966) (9,659,407) (578,764,995) (392,960,770)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 3,541,948 16,214,764 90,827,148 317,261,768
Reinvestment of distributions ......................... 15,399,047 4,524,192 380,629,673 262,708,832
Cost of shares redeemed ........................... (39,707,432) (67,838,711) (739,697,602) (1,260,558,103)
Net increase (decrease) from capital transactions (20,766,437) (47,099,755) (268,240,781) (680,587,503)
CLASS N — — — —
Proceeds from shares sold .......................... 177,327 5,145,397 8,267,318 40,265,043
Reinvestment of distributions ......................... 515,633 990,942 37,988,855 28,671,262
Cost of shares redeemed ........................... (2,022,532) (43,176,576) (101,749,557) (146,258,148)
Net increase (decrease) from capital transactions (1,329,572) (37,040,237) (55,493,384) (77,321,843)
CLASS R6 — — — —
Proceeds from shares sold .......................... 3,696,420 10,832,011 83,058,321 233,135,224
Reinvestment of distributions ......................... 10,739,407 4,024,462 151,051,680 93,694,428
Cost of shares redeemed ........................... (15,292,973) (83,012,562) (228,497,058) (484,348,576)
Net increase (decrease) from capital transactions (857,146) (68,156,089) 5,612,943 (157,518,924)
Net increase (decrease) in net assets resulting from capital transactions (22,953,155) (152,296,081) (318,121,222) (915,428,270)
Total increase (decrease) in net assets (2,041,988) (91,872,981) (444,493,050) (818,752,219)
NET ASSETS:
Beginning of period ................................ 227,752,483 319,625,464 3,125,253,516 3,944,005,735
End of period ................................... $ 225,710,495 $ 227,752,483 $ 2,680,760,466 $ 3,125,253,516
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
March 31, 2024 (Unaudited)
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 8,697,822 11,583,846 83,488,542 109,433,399
Shares sold ..................................... 224,016 1,052,112 3,805,583 12,251,552
Shares issued on reinvestment of distributions ........... 998,641 297,253 17,452,071 10,610,211
Shares redeemed ................................. (2,421,125) (4,235,389) (30,511,197) (48,806,620)
Shares outstanding, end of period 7,499,354 8,697,822 74,234,999 83,488,542
CLASS N
Shares outstanding, beginning of period ................ 296,137 2,495,431 8,957,331 11,904,275
Shares sold ..................................... 10,666 328,269 333,947 1,586,000
Shares issued on reinvestment of distributions ........... 32,822 65,108 1,741,809 1,158,903
Shares redeemed ................................. (121,559) (2,592,671) (4,213,759) (5,691,847)
Shares outstanding, end of period 218,066 296,137 6,819,328 8,957,331
CLASS R6
Shares outstanding, beginning of period ................ 5,189,534 9,368,955 30,490,402 36,571,253
Shares sold ..................................... 223,204 679,463 3,561,639 8,898,089
Shares issued on reinvestment of distributions ........... 698,271 264,942 6,938,525 3,790,228
Shares redeemed ................................. (959,311) (5,123,826) (9,770,955) (18,769,168)
Shares outstanding, end of period 5,151,698 5,189,534 31,219,611 30,490,402

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
March 31, 2024 (Unaudited)
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
OPERATIONS:
Net investment income (loss) ........................ $ 2,283,321 $ 7,314,966 $ 2,682,578 $ 7,331,742
Net realized gain (loss) ............................. 1,517,199 911,035 21,341,370 6,819,047
Net change in unrealized appreciation (depreciation) ....... 24,590,327 33,825,268 44,774,158 55,133,252
Net increase (decrease) in net assets resulting from
operations 28,390,847 42,051,269 68,798,106 69,284,041
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (2,636,946) (2,187,535) (618,080) (310,435)
Class N ...................................... (77,666) (109,199) (414,975) (259,557)
Class R6 ..................................... (5,492,727) (3,177,917) (18,123,018) (12,318,896)
Total distributions (8,207,339) (5,474,651) (19,156,073) (12,888,888)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 2,651,350 19,092,074 323,878 4,938,743
Reinvestment of distributions ......................... 2,603,573 2,173,256 617,560 310,105
Cost of shares redeemed ........................... (41,846,347) (48,180,646) (2,740,787) (1,441,037)
Net increase (decrease) from capital transactions (36,591,424) (26,915,316) (1,799,349) 3,807,811
CLASS N — — — —
Proceeds from shares sold .......................... 182,128 386,900 1,393,918 1,018,175
Reinvestment of distributions ......................... 77,639 109,181 414,588 259,185
Cost of shares redeemed ........................... (363,240) (4,511,395) (1,132,509) (1,304,499)
Net increase (decrease) from capital transactions (103,473) (4,015,314) 675,997 (27,139)
CLASS R6 — — — —
Proceeds from shares sold .......................... 24,943,163 44,433,824 23,813,370 33,581,108
Reinvestment of distributions ......................... 5,078,610 2,833,021 18,113,246 12,302,894
Cost of shares redeemed ........................... (24,473,500) (32,839,959) (36,493,355) (57,945,613)
Net increase (decrease) from capital transactions 5,548,273 14,426,886 5,433,261 (12,061,611)
Net increase (decrease) in net assets resulting from capital transactions (31,146,624) (16,503,744) 4,309,909 (8,280,939)
Total increase (decrease) in net assets (10,963,116) 20,072,874 53,951,942 48,114,214
NET ASSETS:
Beginning of period ................................ 255,155,496 235,082,622 320,873,242 272,759,028
End of period ................................... $ 244,192,380 $ 255,155,496 $ 374,825,184 $ 320,873,242
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
March 31, 2024 (Unaudited)
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 6,725,767 8,699,248 1,306,042 874,571
Shares sold ..................................... 194,460 1,481,506 32,523 554,178
Shares issued on reinvestment of distributions ........... 191,862 172,481 65,419 38,050
Shares redeemed ................................. (3,014,728) (3,627,468) (297,557) (160,757)
Shares outstanding, end of period 4,097,361 6,725,767 1,106,427 1,306,042
CLASS N
Shares outstanding, beginning of period ................ 225,557 508,905 755,307 758,506
Shares sold ..................................... 12,694 28,114 141,147 115,953
Shares issued on reinvestment of distributions ........... 5,491 8,347 44,579 32,277
Shares redeemed ................................. (25,533) (319,809) (116,069) (151,429)
Shares outstanding, end of period 218,209 225,557 824,964 755,307
CLASS R6
Shares outstanding, beginning of period ................ 12,491,883 11,334,719 32,041,639 33,234,891
Shares sold ..................................... 1,845,426 3,480,692 2,432,592 3,864,543
Shares issued on reinvestment of distributions ........... 374,805 225,200 1,904,653 1,500,353
Shares redeemed ................................. (1,798,038) (2,548,728) (3,851,742) (6,558,148)
Shares outstanding, end of period 12,914,076 12,491,883 32,527,142 32,041,639

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2024 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2024 $ 17.59 0.13 3.98 4.11 (0.26) (2 .08) (2.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 16.00 0.27
6
3.03 3.30 (0.27) (1.44) (1.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.84 0.25 (2.57) (2.32) (0.26) (2.26) (2.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.63 0.22 4.78 5.00 (0.23) (1 .56) (1.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.84 0.23 1.48 1.71 (0.21) (0.71) (0.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.21
8
(1.06) (0.85) (0.27) (0.87) (1.14)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2024 $ 17.75 0 .11 4.01 4.12 (0.21) (2.08) (2.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 16.11 0.23
6
3.06 3.29 (0.21) (1.44) (1.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.95 0.20 (2.59) (2.39) (0.19) (2.26) (2.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.72 0.17 4.81 4.98 (0 .19) (1.56) (1.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.76 0.20 1.47 1.67 — (0.71) (0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.74 0.17
8
(1.06) (0.89) (0.22) (0.87) (1.09)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2024 $ 17.57 0 .14 3.97 4.11 (0.27) (2.08) (2.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.99 0.29
6
3.02 3.31 (0.29) (1.44) (1.73)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.83 0.27 (2.57) (2.30) (0.28) (2.26) (2.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.62 0.24 4.78 5 .02 (0.25) (1.56) (1.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.83 0.25 1.48 1.73 (0.23) (0.71) (0.94)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.23
8
(1.07) (0.84) (0.29) (0.87) (1.16)
AQR SMALL CAP MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2024 $ 16.12 0 .08 3.30 3.38 (0.17) (0.99) (1.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.75 0.17 2.33 2.50 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.38 0.14
9
(3.64) (3.50) (0.08) (1.05) (1.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.35 0.07
10,11
6.24 6.31 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.33 0.08 0.07
12
0.15 (0.12) (0.01) (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.88 0.11
8
(2.14) (2.03) (0.08) (1.44) (1.52)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2024 $ 16.09 0 .06 3.30 3.36 (0.13) (0.99) (1.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.71 0.13 2.32 2.45 (0.07) — (0.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.32 0.09
9
(3.62) (3.53) (0.03) (1.05) (1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.32 0.03
10,11
6.22 6.25 (0 .25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.29 0.04 0.08
12
0.12 (0.08) (0.01) (0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.08
8
(2.12) (2.04) (0.05) (1.44) (1.49)
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2024 $ 16.14 0 .09 3.31 3.40 (0.18) (0.99) (1.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.77 0.19 2.32 2.51 (0.14) — (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.41 0.15
9
(3.64) (3.49) (0.10) (1.05) (1.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.37 0.10
10,11
6.23 6.33 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.35 0.08 0.08
12
0.16 (0.13) (0.01) (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.91 0.13
8
(2.15) (2.02) (0.10) (1.44) (1.54)

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2024 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 19.36 25.19% $ 222,888 0.42% 0.41% 0.40% 1.47% 35%
$ 17.59 22.16% $ 196,246 0.42% 0.41% 0.40% 1.62%
6
57%
$ 16.00 (13.59)% $ 206,052 0.42% 0.41% 0.40% 1.30% 56%
$ 20.84 30.10% $ 283,306 0.41% 0.41% 0.40% 1.13% 59%
7
$ 17.63 10.30% $ 218,609 0.45% 0.44% 0.44% 1.38% 48%
$ 16.84 (3.55)% $ 361,920 0.44% 0.44% 0.44% 1.29%
8
55%
$ 19.58 24.99% $ 6,045 0.67% 0.66% 0.65% 1.21% 35%
$ 17.75 21.87% $ 5,132 0.67% 0.66% 0.65% 1.36%
6
57%
$ 16.11 (13.82)% $ 5,348 0.67% 0.66% 0.65% 1.04% 56%
$ 20.95 29.73% $ 8,726 0.66% 0.66% 0.65% 0.87% 59%
7
$ 17.72 10.07% $ 10,681 0.71% 0.69% 0.69% 1.17% 48%
$ 16.76 (3.84)% $ 57,421 0.70% 0.70% 0.70% 1.02%
8
55%
$ 19.33 25.27% $ 949,631 0.32% 0.31% 0.30% 1.56% 35%
$ 17.57 22.25% $ 813,715 0.32% 0.31% 0.30% 1.70%
6
57%
$ 15.99 (13.51)% $ 720,884 0.32% 0.31% 0.30% 1.40% 56%
$ 20.83 30.26% $ 1,008,244 0.31% 0.31% 0.30% 1.23% 59%
7
$ 17.62 10.43% $ 863,892 0.35% 0.34% 0.34% 1.51% 48%
$ 16.83 (3.50)% $ 1,027,712 0.35% 0.35% 0.35% 1.38%
8
55%
$ 18.34 21.65% $ 60,822 0.75% 0.61% 0.60% 0.91% 28%
$ 16.12 18.27% $ 58,597 0.74% 0.61% 0.60% 1.10% 63%
$ 13.75 (20.56)% $ 60,005 0.75% 0.61% 0.60% 0.81%
9
65%
$ 18.38 51.47% $ 67,830 0.83%
10
0.72%
10
0.71%
10
0.43%
10,11
60%
7
$ 12.35 1.13% $ 39,049 0.70% 0.65% 0.64% 0.63% 51%
$ 12.33 (11.74)% $ 42,197 0.66% 0.64% 0.64% 0.92%
8
70%
$ 18.33 21.54% $ 6,825 1.02% 0.86% 0.85% 0.68% 28%
$ 16.09 17.94% $ 4,325 1.02% 0.86% 0.85% 0.84% 63%
$ 13.71 (20.75)% $ 4,979 1.00% 0.86% 0.85% 0.55%
9
65%
$ 18.32 51.05% $ 8,123 1.08%
10
0.97%
10
0.96%
10
0.16%
10,11
60%
7
$ 12.32 0.87% $ 5,421 0.95% 0.90% 0.89% 0.36% 51%
$ 12.29 (11.94)% $ 8,304 0.92% 0.90% 0.90% 0.66%
8
70%
$ 18.37 21.77% $ 42,497 0.67% 0.51% 0.50% 1.02% 28%
$ 16.14 18.35% $ 38,693 0.67% 0.51% 0.50% 1.19% 63%
$ 13.77 (20.51)% $ 37,123 0.65% 0.51% 0.50% 0.91%
9
65%
$ 18.41 51.60% $ 54,607 0.74%
10
0.63%
10
0.62%
10
0.64%
10,11
60%
7
$ 12.37 1.22% $ 213,517 0.60% 0.55% 0.54% 0.70% 51%
$ 12.35 (11.66)% $ 501,656 0.57% 0.55% 0.55% 1.02%
8
70%

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2024 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2024 $ 12.09 0.13 2.11 2.24 (0.42) — (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.73 0.35 2.37 2.72 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.12 0.39 (3.39) (3.00) (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.69 0.34 2 .31 2.65 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.06 0.22 (0.25) (0.03) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.76 0.28 (0.60) (0.32) (0.38) — (0.38)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2024 $ 12.10 0.11 2.13 2.24 (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.71 0.32 2.36 2.68 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.08 0.32 (3.34) (3.02) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.66 0.28 2.33 2.61 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.03 0.19 (0.25) (0.06) (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.73 0.24 (0.59) (0.35) (0.35) — (0.35)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2024 $ 12.07 0.14 2.10 2.24 (0 .43) — (0.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.72 0.37 2.35 2.72 (0.37) — (0.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.10 0.39 (3.37) (2.98) (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.67 0.37 2.29 2.66 (0.23) — (0 .23)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.05 0.23 (0.26) (0.03) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.75 0.28 (0.59) (0.31) (0.39) — (0.39)
AQR EMERGING MULTI-STYLE II FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2024 $ 9.37 0.09 1 .12 1.21 (0.54) — (0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.49 0.39 0.90 1.29 (0.41) — (0.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0.41 (3.83) (3.42) (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.57 0.34
11
1.48 1.82 (0.19) — (0 .19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.75 0.14 0.92 1.06 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.58 0.25
8
(0.86) (0.61) (0.22) — (0.22)
AQR EMERGING MULTI-STYLE II FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2024 $ 9.42 0.08 1.14 1.22 (0 .49) — (0.49)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.51 0.51 0.75 1.26 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.22 0.33 (3.78) (3.45) (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.60 0.33
11
1.46 1.79 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.77 0.14 0.90 1.04 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.57 0.16
8
(0.79) (0.63) (0.17) — (0.17)
AQR EMERGING MULTI-STYLE II FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2024 $ 9.37 0.10 1.12 1.22 (0 .55) — (0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.49 0.40 0.90 1.30 (0.42) — (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0.41 (3.82) (3.41) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.58 0.31
11
1.51 1.82 (0.20) — (0 .20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.76 0.18 0.89 1.07 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.59 0.23
8
(0.83) (0.60) (0.23) — (0.23)

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2024 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 13.91 18.89% $ 90,925 0.61% 0.58% 0.57% 2.00% 27%
$ 12.09 28.33% $ 83,745 0.61% 0.56% 0.55% 2.98% 69%
$ 9.73 (23.62)% $ 62,389 0.63% 0.56% 0.56% 3.17% 73%
$ 13.12 24.97% $ 81,680 0.61% 0.56% 0.56% 2.61% 62%
7
$ 10.69 (0.51)% $ 49,672 0.67% 0.60% 0.59% 2.04% 74%
$ 11.06 (2.37)% $ 50,189 0.67% 0.60% 0.60% 2.56% 57%
$ 13.95 18.82% $ 1,155 0.86% 0.83% 0.82% 1.76% 27%
$ 12.10 27.88% $ 1,072 0.86% 0.81% 0.80% 2.72% 69%
$ 9.71 (23.79)% $ 1,074 0.88% 0.81% 0.81% 2.61% 73%
$ 13.08 24.67% $ 4,184 0.86% 0.81% 0.81% 2.17% 62%
7
$ 10.66 (0.75)% $ 4,147 0.92% 0.85% 0.84% 1.82% 74%
$ 11.03 (2.62)% $ 4,261 0.92% 0.85% 0.85% 2.25% 57%
$ 13.88 18.95% $ 471,835 0.52% 0.48% 0.47% 2.18% 27%
$ 12.07 28.42% $ 393,769 0.51% 0.46% 0.45% 3.12% 69%
$ 9.72 (23.50)% $ 311,227 0.53% 0.46% 0.46% 3.23% 73%
$ 13.10 25.13% $ 418,160 0.51% 0.46% 0.46% 2.89% 62%
7
$ 10.67 (0.47)% $ 191,955 0.57% 0.50% 0.49% 2.16% 74%
$ 11.05 (2.27)% $ 217,891 0.57% 0.50% 0.50% 2.54% 57%
$ 10.04 13.38% $ 45,452 0.76% 0.71% 0.70% 1.94% 34%
$ 9.37 15.47% $ 49,505 0.77% 0.72% 0.71% 4.15% 65%
$ 8.49 (28.72)% $ 44,791 0.79% 0.71% 0.70% 3.69% 61%
$ 12.20 17.26% $ 66,601 0.80% 0.72% 0.72% 2.68%
11
61%
7
$ 10.57 10.94% $ 19,271 0.86% 0.75% 0.75% 1.48% 58%
$ 9.75 (5.68)% $ 36,722 0.84% 0.75% 0.75% 2.51%
8
62%
$ 10.15 13.39% $ 770 1.01% 0.96% 0.95% 1.64% 34%
$ 9.42 14.96% $ 685 1.03% 0.97% 0.96% 5.43% 65%
$ 8.51 (28.85)% $ 846 1.04% 0.96% 0.95% 2.87% 61%
$ 12.22 16.96% $ 3,885 1.05% 0.96% 0.96% 2.56%
11
61%
7
$ 10.60 10.65% $ 867 1.12% 1.00% 1.00% 1.47% 58%
$ 9.77 (5.92)% $ 677 1.09% 1.00% 1.00% 1.64%
8
62%
$ 10.04 13.50% $ 447,164 0.67% 0.61% 0.60% 2.05% 34%
$ 9.37 15.62% $ 450,400 0.68% 0.62% 0.61% 4.25% 65%
$ 8.49 (28.65)% $ 399,011 0.69% 0.61% 0.60% 3.74% 61%
$ 12.20 17.32% $ 572,793 0.71% 0.63% 0.63% 2.44%
11
61%
7
$ 10.58 11.03% $ 321,431 0.77% 0.65% 0.65% 1.82% 58%
$ 9.76 (5.59)% $ 305,195 0.74% 0.65% 0.65% 2.32%
8
62%

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2024 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2024 $ 19.53 0.06 5.28 5.34 (0.21) (2.49) (2.70)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.08 0.25 2.24 2.49 (0.24) (1.80) (2.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0.21 (3.67) (3.46) (0.13) (4.25) (4.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.47 0.10 6.30 6.40 (0 .17) (3.78) (3.95)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.57 0.20 3.92 4.12 (0.25) (1.97) (2.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.99 0.26
8
(0.44) (0.18) (0.22) (2.02) (2.24)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2024 $ 19.53 0 .04 5.28 5.32 (0.18) (2.49) (2.67)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.07 0.19 2.26 2.45 (0.19) (1.80) (1.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0.16 (3.70) (3.54) (0.06) (4.25) (4.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.46 0.04 6.31 6.35 (0 .11) (3.78) (3.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.56 0.15 3.90 4.05 (0.18) (1.97) (2.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.96 0.21
8
(0.43) (0.22) (0.16) (2.02) (2.18)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2024 $ 19.43 0 .07 5.25 5.32 (0.23) (2.49) (2.72)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.00 0.26 2.23 2.49 (0.26) (1.80) (2.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.83 0.24 (3.67) (3.43) (0.15) (4.25) (4.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.40 0.13 6.28 6.41 (0.20) (3.78) (3.98)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.51 0.23 3.90 4.13 (0.27) (1.97) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.94 0.29
8
(0.45) (0.16) (0.25) (2.02) (2.27)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2024 $ 17.62 0 .03 4.54 4.57 (0.15) (0.61) (0.76)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.88 0.17
6
1.67 1.84 (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.93 0.12
9
(4.92) (4.80) (0.07) (5.18) (5.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.47 (0.00)
13
7.92 7 .92 (0.15) (1.31) (1.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.09 1.56 1.65 (0.10) (0.74) (0.84)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.09
8
(3.83) (3.74) (0.04) (4.70) (4.74)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2024 $ 17.61 0.01 4.54 4.55 (0.08) (0.61) (0.69)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.86 0.14
6
1.66 1.80 (0.05) — (0.05)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.91 0.07
9
(4.93) (4.86) (0.01) (5.18) (5.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.45 (0.07) 7.93 7 .86 (0.09) (1.31) (1.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.04 1.56 1.60 (0.07) (0.74) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.05
8
(3.83) (3.78) (0.00)
13
(4.70) (4.70)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2024 $ 17.54 0.04 4.53 4.57 (0.18) (0.61) (0.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.81 0.20
6
1.65 1.85 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.85 0.14
9
(4.91) (4.77) (0.09) (5.18) (5.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.41 0.03 7.89 7.92 (0.17) (1.31) (1.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.61 0.11 1.56 1.67 (0.13) (0.74) (0.87)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.10 0.13
8
(3.85) (3.72) (0.07) (4.70) (4.77)

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2024 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 22.17 29.63% $ 367,611 0.43% 0.41% 0.40% 0.63% 22%
$ 19.53 13.64% $ 355,279 0.43% 0.41% 0.40% 1.27% 87%
$ 19.08 (16.71)% $ 412,574 0.42% 0.41% 0.40% 0.87% 84%
$ 26.92 28.54% $ 794,698 0.42% 0.41% 0.40% 0.41% 102%
7
$ 24.47 19.52% $ 616,263 0.42% 0.40% 0.40% 0.91% 75%
$ 22.57 1.38% $ 678,252 0.41% 0.40% 0.40% 1.21%
8
61%
$ 22.18 29.47% $ 75,378 0.68% 0.66% 0.65% 0.37% 22%
$ 19.53 13.42% $ 61,272 0.68% 0.66% 0.65% 0.99% 87%
$ 19.07 (16.97)% $ 52,860 0.67% 0.66% 0.65% 0.70% 84%
$ 26.92 28.27% $ 58,376 0.67% 0.66% 0.65% 0.15% 102%
7
$ 24.46 19.20% $ 46,797 0.67% 0.65% 0.65% 0.69% 75%
$ 22.56 1.14% $ 67,654 0.66% 0.65% 0.65% 0.97%
8
61%
$ 22.03 29.67% $ 254,140 0.33% 0.31% 0.30% 0.72% 22%
$ 19.43 13.74% $ 228,243 0.33% 0.31% 0.30% 1.36% 87%
$ 19.00 (16.64)% $ 226,855 0.32% 0.31% 0.30% 1.03% 84%
$ 26.83 28.68% $ 307,619 0.31% 0.31% 0.30% 0.51% 102%
7
$ 24.40 19.66% $ 116,264 0.32% 0.30% 0.30% 1.05% 75%
$ 22.51 1.48% $ 202,063 0.31% 0.30% 0.30% 1.33%
8
61%
$ 21.43 26.52% $ 128,953 0.73% 0.62% 0.61% 0.35% 19%
$ 17.62 11.61% $ 132,059 0.71% 0.62% 0.61% 0.97%
6
54%
$ 15.88 (23.61)% $ 152,563 0.68% 0.61% 0.60% 0.61%
9
74%
$ 25.93 41.25% $ 210,181 0.67% 0.61% 0.60% 0.00% 103%
7
$ 19.47 8.89% $ 160,586 0.67% 0.60% 0.60% 0.48% 86%
$ 18.66 (10.90)% $ 201,555 0.66% 0.60% 0.60% 0.46%
8
79%
$ 21.47 26.35% $ 2,591 0.99% 0.87% 0.86% 0.10% 19%
$ 17.61 11.34% $ 1,840 0.96% 0.87% 0.86% 0.81%
6
54%
$ 15.86 (23.83)% $ 4,488 0.93% 0.86% 0.85% 0.36%
9
74%
$ 25.91 40.98% $ 5,908 0.92% 0.86% 0.85% (0.28)% 103%
7
$ 19.45 8.59% $ 3,761 0.92% 0.85% 0.85% 0.23% 86%
$ 18.66 (11.09)% $ 4,395 0.91% 0.85% 0.85% 0.28%
8
79%
$ 21.32 26.61% $ 28,606 0.64% 0.52% 0.51% 0.46% 19%
$ 17.54 11.71% $ 23,052 0.61% 0.52% 0.51% 1.16%
6
54%
$ 15.81 (23.56)% $ 43,555 0.58% 0.51% 0.50% 0.72%
9
74%
$ 25.85 41.41% $ 61,524 0.57% 0.51% 0.50% 0.11% 103%
7
$ 19.41 8.99% $ 42,453 0.57% 0.50% 0.50% 0.60% 86%
$ 18.61 (10.80)% $ 54,417 0.56% 0.50% 0.50% 0.67%
8
79%

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2024 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2024 $ 16.07 0.12
14
3.52 3.64 (1.06) (1.10) (2.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.64 0.42 2.44 2.86 (0.43) — (0.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.11 0.40 (5.43) (5.03) (0.44) — (0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.19 0.29 2.83 3.12 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.98 0.21 1.37 1.58 (0.37) — (0.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.31 (0.87) (0.56) (0.28) — (0.28)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2024 $ 16.03 0.09
14
3.57 3.66 (0.72) (1.10) (1.82)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.62 0.43 2.38 2.81 (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.05 0.37 (5.45) (5.08) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.14 0.23 2.85 3.08 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.94 0.18 1 .35 1.53 (0.33) — (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.77 0.27 (0.86) (0.59) (0.24) — (0.24)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2024 $ 16.04 0.13
14
3.52 3.65 (1.08) (1.10) (2.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.62 0.46 2.40 2.86 (0.44) — (0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.08 0.42 (5.42) (5.00) (0.46) — (0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.16 0.31 2.83 3.14 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.96 0.23 1.35 1.58 (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.80 0.33 (0.87) (0.54) (0.30) — (0.30)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2024 $ 25.43 0.19 3.60 3.79 (0.52) (4.81) (5.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.99 0.40 2.61 3.01 (0.35) (2.22) (2.57)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.60 0.38 (4.18) (3.80) (0.34) (0.47) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.88 0.31 4.75 5.06 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.83 0.33 1.99 2.32 (0.26) (0.01) (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.18 0.34 1.62 1.96 (0.23) (0.08) (0.31)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2024 $ 25.35 0.16 3.59 3.75 (0.42) (4.81) (5.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.90 0.33 2.60 2.93 (0.26) (2.22) (2.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.50 0.29 (4.17) (3.88) (0.25) (0 .47) (0.72)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.81 0.24 4.73 4.97 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.76 0.27 1.99 2.26 (0.20) (0.01) (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.11 0.28 1.62 1.90 (0.17) (0.08) (0.25)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2024 $ 25.41 0.20 3.59 3.79 (0.54) (4.81) (5.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.97 0.43 2.60 3.03 (0.37) (2.22) (2.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.57 0.40 (4.17) (3.77) (0 .36) (0.47) (0.83)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.87 0.33 4.73 5.06 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.81 0.36 1.99 2.35 (0.28) (0.01) (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.15 0.35 1.63 1.98 (0.24) (0.08) (0.32)

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2024 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 17.55 24.50% $ 131,633 0.70% 0.61% 0.60% 1.45%
14
31%
$ 16.07 21.13% $ 139,754 0.66% 0.58% 0.55% 2.63% 72%
$ 13.64 (27.03)% $ 158,014 0.63% 0.58% 0.57% 2.23% 77%
$ 19.11 19.40% $ 332,293 0.60% 0.56% 0.55% 1.54% 84%
7
$ 16.19 10.62% $ 256,067 0.60% 0.55% 0.55% 1.41% 72%
$ 14.98 (3.26)% $ 270,031 0.61% 0.55% 0.55% 2.12% 70%
$ 17.87 24.40% $ 3,896 0.95% 0.85% 0.84% 1.09%
14
31%
$ 16.03 20.82% $ 4,747 0.90% 0.83% 0.80% 2.73% 72%
$ 13.62 (27.23)% $ 33,996 0.89% 0.83% 0.82% 2.11% 77%
$ 19.05 19.18% $ 68,275 0.85% 0.81% 0.80% 1.24% 84%
7
$ 16.14 10.33% $ 60,332 0.86% 0.80% 0.80% 1.18% 72%
$ 14.94 (3.51)% $ 36,694 0.86% 0.80% 0.80% 1.86% 70%
$ 17.51 24.65% $ 90,181 0.61% 0.51% 0.50% 1.59%
14
31%
$ 16.04 21.21% $ 83,251 0.56% 0.48% 0.45% 2.86% 72%
$ 13.62 (26.95)% $ 127,615 0.54% 0.48% 0.47% 2.42% 77%
$ 19.08 19.55% $ 200,637 0.50% 0.46% 0.45% 1.69% 84%
7
$ 16.16 10.68% $ 114,949 0.50% 0.45% 0.45% 1.50% 72%
$ 14.96 (3.15)% $ 129,267 0.51% 0.45% 0.45% 2.25% 70%
$ 23.89 16.91% $ 1,773,535 0.39% 0.39% 0.38% 1.55% 13%
$ 25.43 12.30% $ 2,123,494 0.38% 0.38% 0.37% 1.56% 31%
$ 24.99 (13.40)% $ 2,734,495 0.38% 0.38% 0.37% 1.29% 28%
$ 29.60 20.53% $ 3,903,177 0.37% 0.37% 0.37% 1.13% 17%
$ 24.88 10.21% $ 4,248,841 0.40% 0.40% 0.40% 1.44% 35%
$ 22.83 9.59% $ 3,262,596 0.39% 0.38% 0.38% 1.60% 20%
$ 23.87 16.76% $ 162,778 0.66% 0.66% 0.65% 1.29% 13%
$ 25.35 12.02% $ 227,113 0.66% 0.66% 0.65% 1.28% 31%
$ 24.90 (13.66)% $ 296,466 0.66% 0.66% 0.65% 1.01% 28%
$ 29.50 20.17% $ 432,165 0.66% 0.65% 0.65% 0.85% 17%
$ 24.81 9.95% $ 463,060 0.66% 0.65% 0.65% 1.18% 35%
$ 22.76 9.30% $ 389,897 0.66% 0.65% 0.65% 1.33% 20%
$ 23.85 16.94% $ 744,447 0.31% 0.31% 0.30% 1.63% 13%
$ 25.41 12.41% $ 774,647 0.31% 0.31% 0.30% 1.64% 31%
$ 24.97 (13.31)% $ 913,045 0.31% 0.31% 0.30% 1.37% 28%
$ 29.57 20.55% $ 1,344,591 0.31% 0.30% 0.30% 1.20% 17%
$ 24.87 10.32% $ 1,377,116 0.31% 0.30% 0.30% 1.55% 35%
$ 22.81 9.72% $ 1,275,970 0.31% 0.30% 0.30% 1.61% 20%

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2024 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2024 $ 13.12 0.11 1.37 1.48 (0.42) — (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.44 0.34 1.59 1.93 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0.31 (3.57) (3.26) (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.29 1.86 2.15 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.23 0.20
12
0.43 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.34 (0.35) (0.01) (0.28) — (0 .28)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2024 $ 13.60 0.10 1.41 1.51 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.84 0.32 1.66 1.98 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.60 0.28 (3.70) (3.42) (0.34) — (0 .34)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.63 0.26 1.92 2.18 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.52 0.24 0.18
12
0.42 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.71 0.33 (0.36) (0.03) (0.16) — (0.16)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2024 $ 13.12 0.13 1.34 1.47 (0.43) — (0.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.43 0.36 1.60 1.96 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0.34 (3.59) (3.25) (0.40) — (0 .40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.33 1.83 2.16 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.28 0.16
12
0.44 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.33 (0.33) 0.00
13
(0.29) — (0 .29)
AQR GLOBAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2024 $ 9.35 0.07 1.96 2.03 (0.28) (0.29) (0.57)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.77 0.20
6
1.74 1.94 (0.11) (0.25) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.45 0.15 (1.61) (1.46) (0.20) (1 .02) (1.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.61 0.13 1.82 1.95 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.20 0.06 0.47 0.53 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.11 0.15 (0.72) (0.57) (0.13) (0.21) (0 .34)
AQR GLOBAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2024 $ 9.20 0.06 1.93 1.99 (0.26) (0.29) (0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.66 0.17
6
1.72 1.89 (0.10) (0.25) (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.32 0.12 (1.58) (1.46) (0.18) (1.02) (1.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.52 0.11 1.79 1.90 (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.12 0.08 0.43 0.51 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.06 0.13 (0.73) (0.60) (0.13) (0.21) (0.34)
AQR GLOBAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2024 $ 9.42 0.08 1.97 2.05 (0.29) (0.29) (0.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.83 0.21
6
1.76 1.97 (0.13) (0.25) (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.52 0.16 (1.62) (1.46) (0.21) (1 .02) (1.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.67 0.14 1.84 1.98 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.27 0.12 0.41 0.53 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.19 0.14 (0.70) (0.56) (0.15) (0.21) (0 .36)

AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2024 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 14.18 11.41% $ 58,085 0.64% 0.57% 0.56% 1.60% 13%
$ 13.12 17.00% $ 88,244 0.64% 0.56% 0.55% 2.58% 25%
$ 11.44 (22.21)% $ 99,478 0.65% 0.56% 0.55% 2.26% 34%
$ 15.08 16.44% $ 117,803 0.63% 0.55% 0.55% 1.94% 30%
$ 13.18 3.21% $ 131,283 0.64% 0.55% 0.55% 1.79% 27%
$ 13.09 0.18% $ 202,228 0.64% 0.55% 0.55% 2.64% 24%
$ 14.76 11.21% $ 3,221 0.86% 0.82% 0.81% 1.47% 13%
$ 13.60 16.80% $ 3,067 0.89% 0.81% 0.80% 2.33% 25%
$ 11.84 (22.47)% $ 6,027 0.89% 0.81% 0.80% 1.95% 34%
$ 15.60 16.13% $ 9,129 0.88% 0.80% 0.80% 1.69% 30%
$ 13.63 3.04% $ 9,541 0.90% 0.80% 0.80% 1.79% 27%
$ 13.52 (0.10)% $ 7,221 0.89% 0.80% 0.80% 2.51% 24%
$ 14.16 11.38% $ 182,886 0.55% 0.47% 0.45% 1.84% 13%
$ 13.12 17.22% $ 163,844 0.54% 0.46% 0.45% 2.73% 25%
$ 11.43 (22.19)% $ 129,578 0.55% 0.46% 0.45% 2.43% 34%
$ 15.08 16.54% $ 144,117 0.54% 0.45% 0.45% 2.21% 30%
$ 13.18 3.32% $ 65,720 0.55% 0.45% 0.45% 2.20% 27%
$ 13.09 0.26% $ 31,493 0.54% 0.45% 0.45% 2.58% 24%
$ 10.81 22.61% $ 11,960 0.83% 0.81% 0.80% 1.51% 62%
$ 9.35 25.68% $ 12,211 0.83% 0.81% 0.80% 2.25%
6
115%
$ 7.77 (16.48)% $ 6,796 0.82% 0.81% 0.80% 1.54% 123%
$ 10.45 22.81% $ 16,256 0.82% 0.80% 0.80% 1.28% 95%
$ 8.61 6.48% $ 15,876 0.82% 0.80% 0.80% 0.76% 94%
$ 8.20 (5.78)% $ 187,408 0.81% 0.80% 0.80% 1.82% 122%
$ 10.64 22.48% $ 8,778 1.08% 1.06% 1.05% 1.28% 62%
$ 9.20 25.33% $ 6,950 1.08% 1.06% 1.05% 1.99%
6
115%
$ 7.66 (16.70)% $ 5,811 1.07% 1.06% 1.05% 1.29% 123%
$ 10.32 22.46% $ 7,706 1.07% 1.05% 1.05% 1.10% 95%
$ 8.52 6.24% $ 5,126 1.07% 1.05% 1.05% 0.94% 94%
$ 8.12 (6.17)% $ 4,573 1.06% 1.05% 1.05% 1.59% 122%
$ 10.89 22.66% $ 354,087 0.73% 0.71% 0.70% 1.63% 62%
$ 9.42 25.80% $ 301,712 0.73% 0.71% 0.70% 2.34%
6
115%
$ 7.83 (16.38)% $ 260,152 0.72% 0.71% 0.70% 1.68% 123%
$ 10.52 23.00% $ 306,332 0.72% 0.70% 0.70% 1.39% 95%
$ 8.67 6.40% $ 290,082 0.72% 0.70% 0.70% 1.47% 94%
$ 8.27 (5.67)% $ 106,872 0.72% 0.70% 0.70% 1.72% 122%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
March 31, 2024 (Unaudited)
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund ..............................................
$ 0.02
0.14%
AQR Small Cap Momentum Style Fund ..........................................
0.02
0.12
AQR Global Equity Fund .....................................................
0.01
0.13
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund - Class I and R6 ..................................
$ 0.02
0.11%
AQR Large Cap Multi-Style Fund - Class N .......................................
0.02
0.12
AQR Small Cap Multi-Style Fund - Class I, N and R6 ................................
0.02
0.15
AQR Emerging Multi-Style II Fund - Class I, N and R6 ...............................
0.02
0.23
AQR Large Cap Momentum Style Fund - Class I, N and R6 ...........................
0.03
0.12
AQR Small Cap Momentum Style Fund - Class I, N and R6 ...........................
0.02
0.12
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund ...............................................
$ 0.02
0 .14%
AQR Small Cap Momentum Style Fund ..........................................
0.05
0 .23
FUND
NET INVESTMENT
INCOME PER SHARE
NET
INVESTMENT
INCOME RATIO
EXPENSES,
BEFORE
REIMBURSEMENTS
AND/OR WAIVERS
EXPENSES,
NET OF
REIMBURSEMENTS
AND/OR WAIVERS
AQR Small Cap Multi-Style Fund – Class I and N .
$ 0 .01
0 .07%
0 .11%
0 .11%
AQR Small Cap Multi-Style Fund – Class R6 ....
0 .01
0 .08
0 .12
0 .12
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund ...............................................
$ 0.03
0.16%
AQR Emerging Multi-Style II Fund ..............................................
0.03
0.25
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
For the year ended September 30, 2023, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
7
Excludes activity related to Funds’ reorganizations.
8
For the year ended September 30, 2019, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
9
For the year ended September 30, 2022, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
10
For the year ended September 30, 2021, the AQR Small Cap Multi-Style Fund incurred expenses related to the Fund's closing agreement with the U.S. Internal Revenue Service (“IRS”) and reimbursement related to such closing agreement. Without these costs and reimbursement, the
Net Investment Income Per Share, Net Investment Income Ratio, Expenses, Before Reimbursements and/or Waivers, and Expenses, Net of
Reimbursements and/or Waivers, of each class would have been reduced by the amounts and percentages shown below:
11
For the year ended September 30, 2021, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
12
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.

Financial Highlights
AQR Funds | Semi-Annual Report | March 2024
The accompanying notes are an integral part of these financial statements.
March 31, 2024 (Unaudited)
13
Amount is less than $.005 per share.
14
For the period ended March 31, 2024, the AQR International Momentum Style Fund received European Union ("EU") tax reclaims. Had these
EU tax reclaims not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by $0.02 and 0.12%, respectively.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2024, the Trust consists of twenty-two active series, ten of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR
Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR
Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive
Style Fund and AQR Global Equity Fund. The remaining active series have a different fiscal year end and are reported in a separate book. AQR Capital
Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.
The investment objective of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Large Cap
Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund and AQR Emerging
Multi-Style II Fund is to seek long-term capital appreciation. The investment objective of the AQR Large Cap Defensive Style Fund and AQR International
Defensive Style Fund is to seek total return. Each Fund offers Class I, N and R6 shares.
2. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income:  Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specific identification cost method. Interest income (expense) is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The
Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions
.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
The Funds may be subject to foreign taxes on income or capital gains on investments, a portion of which may be recoverable. Dividend income
(expense), net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date notification.
The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized for these reclaims, if any, is included in dividend income on the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the
European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reported as European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reported as European Union tax reclaim fees on the Statements of Operations, if material.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees, and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of March 31,
2024, the Funds had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
3. Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities or an issuer which is under common control with another fund or trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust based upon ownership of the outstanding voting securities. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies.
A summary of transactions with each affiliated issuer is included in the Schedule of Investments, if applicable.
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is reported on the Statements of Operations as net change in unrealized appreciation
(depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported on the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown in the Schedule of Investments, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. When the contract is closed, the
Funds record a realized gain (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts reported on the Statements of Assets and
Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported on the Statements of Assets and Liabilities. For credit default swap and interest rate swap contracts, an upfront payment received by a Fund is reported as a liability and an upfront payment made by a Fund is reported as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swap contracts are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subjects the
Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swap contracts subjects the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Total return swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option contracts or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivative transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is reported as deposits with brokers for futures contracts and deposits with brokers for centrally cleared swaps on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swap contracts, initial margin is posted, and daily changes in fair value are reported as a payable or receivable on the Statements of Assets and Liabilities as variation margin on futures contracts and variation margin on centrally cleared swaps. Variation margin is determined separately for exchange-traded futures and centrally cleared swap contracts, and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC derivatives outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of investments in securities, at value (securities) or in due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within due to brokers on the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and
Liabilities.
4. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
Where market quotes are readily available, fair value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities and other financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Inputs and Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange-traded option contracts, warrants, exchange-traded funds, and closed-end funds, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades, and are therefore classified as Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified as Level 2. In addition, equities traded outside of the Western Hemisphere, or in foreign markets that close at 4:00 p.m. Eastern time where the market is closed due to a holiday, are generally classified as Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its NAV.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
Exchange-traded derivatives, such as futures and exchange-traded option contracts, are typically classified as Level 1 or Level 2 within the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward foreign currency exchange and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forward, swap and option contracts, have inputs which can generally be corroborated by market data and are therefore classified as Level 2. Those
OTC derivatives that have less liquidity or for which inputs are unobservable are classified as Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,120,164,251 $ – $ – $ 1,120,164,251
Short-Term Investments ........................... 56,101,345 – – 56,101,345
Futures Contracts* ............................... 715,424 – – 715,424
Total Assets $ 1,176,981,020 $ – $ – $ 1,176,981,020
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 103,358,441 $ – $ 2,663 $ 103,361,104
Short-Term Investments ........................... 6,331,463 – – 6,331,463
Futures Contracts* ............................... 86,866 – – 86,866
Total Assets $ 109,776,770 $ – $ 2,663 $ 109,779,433
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 56,270,505 $ 479,154,963 $ – $ 535,425,468
Short-Term Investments ........................... 23,880,912 – – 23,880,912
Futures Contracts* ............................... 207,658 – – 207,658
Total Assets $ 80,359,075 $ 479,154,963 $ – $ 559,514,038
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 74,613,548 $ 388,670,069 $ –
(a)
$ 463,283,617
Preferred Stocks
†
................................ 9,989,402 – – 9,989,402
Short-Term Investments ........................... 20,468,618 – – 20,468,618
Futures Contracts* ............................... 57,788 – – 57,788
Total Assets $ 105,129,356 $ 388,670,069 $ –
(a)
$ 493,799,425

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 674,280,234 $ – $ – $ 674,280,234
Short-Term Investments ........................... 22,031,934 – – 22,031,934
Futures Contracts* ............................... 178,188 – – 178,188
Total Assets $ 696,490,356 $ – $ – $ 696,490,356
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 155,275,075 $ – $ 2,791 $ 155,277,866
Short-Term Investments ........................... 7,722,369 – – 7,722,369
Futures Contracts* ............................... 112,008 – – 112,008
Total Assets $ 163,109,452 $ – $ 2,791 $ 163,112,243
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 16,831,896 $ 199,098,820 $ – $ 215,930,716
Warrants
†
...................................... – – –
(a)
–
(a)
Short-Term Investments ........................... 7,896,334 – – 7,896,334
Futures Contracts* ............................... 86,537 – – 86,537
Total Assets $ 24,814,767 $ 199,098,820 $ –
(a)
$ 223,913,587
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 2,565,299,099 $ – $ – $ 2,565,299,099
Short-Term Investments ........................... 15,433,963 – – 15,433,963
Futures Contracts* ............................... 99,727 – – 99,727
Total Assets $ 2,580,832,789 $ – $ – $ 2,580,832,789
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 31,590,079 $ 200,079,639 $ – $ 231,669,718
Preferred Stocks
†
................................ – 3,318,888 – 3,318,888
Warrants
†
...................................... – – –
(a)
–
(a)
Short-Term Investments ........................... 9,473,953 – – 9,473,953
Futures Contracts* ............................... 4,625 – – 4,625
Total Assets $ 41,068,657 $ 203,398,527 $ –
(a)
$ 244,467,184
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 236,533,224 $ 89,166,746 $ –
(a)
$ 325,699,970
Preferred Stocks
†
................................ – 648,599 – 648,599
Short-Term Investments ........................... 34,217,015 – – 34,217,015
Total Return Swap Contracts* ....................... – 625,084 – 625,084
Futures Contracts* ............................... 4,097,887 – – 4,097,887
Forward Foreign Currency Exchange Contracts* ........ – 5,908,223 – 5,908,223
Total Assets $ 274,848,126 $ 96,348,652 $ –
(a)
$ 371,196,778
LIABILITIES
Total Return Swap Contracts* ....................... – (513,570) – (513,570)
Futures Contracts* ............................... $ (1,972,979) $ – $ – $ (1,972,979)
Forward Foreign Currency Exchange Contracts* ........ – (4,385,178) – (4,385,178)
Total Liabilities $ (1,972,979) $ (4,898,748) $ – $ (6,871,727)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument on the Funds’ Schedules of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
5. Federal Income Tax Matters
At March 31, 2024, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book-basis and tax-basis cost of investments was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g. wash sale loss deferrals and passive foreign investment company ("PFIC") transactions).
As of September 30, 2023, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
6. Investment Transactions
During the period ended March 31, 2024, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Large Cap Multi-Style Fund ........................... $ 651,223,429 $ 526,892,681 $ (1,135,090) $ 525,757,591
AQR Small Cap Multi-Style Fund ............................ 64,661,785 47,705,935 (2,588,287) 45,117,648
AQR International Multi-Style Fund .......................... 415,881,477 152,649,593 (9,017,032) 143,632,561
AQR Emerging Multi-Style II Fund ........................... 416,332,295 107,219,256 (29,752,126) 77,467,130
AQR Large Cap Momentum Style Fund ....................... 343,989,646 353,235,335 (734,625) 352,500,710
AQR Small Cap Momentum Style Fund ....................... 93,141,490 71,713,104 (1,742,351) 69,970,753
AQR International Momentum Style Fund ..................... 130,974,442 93,273,345 (334,200) 92,939,145
AQR Large Cap Defensive Style Fund ........................ 1,519,512,915 1,064,357,442 (3,037,568) 1,061,319,874
AQR International Defensive Style Fund ...................... 198,088,944 53,262,475 (6,884,235) 46,378,240
AQR Global Equity Fund .................................. 281,730,705 93,784,097 (11,189,751) 82,594,346
FUND SHORT-TERM LONG TERM
AQR International Multi-Style Fund ................................................. $ 8,581,600 $ —
AQR Emerging Multi-Style II Fund .................................................. 47,224,273 —
AQR International Momentum Style Fund ............................................ 2,350,512 —
AQR International Defensive Style Fund ............................................. 5,890,581 6,443,794
FUND PURCHASES SALES
AQR Large Cap Multi-Style Fund .......................................................... $ 351,302,799 $ 423,970,239
AQR Small Cap Multi-Style Fund ........................................................... 26,936,946 39,679,352
AQR International Multi-Style Fund ......................................................... 132,254,086 132,338,917
AQR Emerging Multi-Style II Fund .......................................................... 157,960,885 219,613,952
AQR Large Cap Momentum Style Fund ...................................................... 137,971,450 263,011,286
AQR Small Cap Momentum Style Fund ...................................................... 28,137,684 60,850,194
AQR International Momentum Style Fund .................................................... 66,743,176 122,899,696
AQR Large Cap Defensive Style Fund ....................................................... 358,780,771 1,211,691,642
AQR International Defensive Style Fund ..................................................... 32,205,485 62,495,564
AQR Global Equity Fund ................................................................. 180,809,871 194,028,884

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
7. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to Master Agreements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the
Funds were subject to a Master Agreement or similar arrangement.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at March 31, 2024:
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Equity Risk Exposure: 715,424 86,866 207,658 57,788
Unrealized Appreciation on Futures Contracts
*
.................. $ 715,424 $ 86,866 $ 207,658 $ 57,788
715,424 86,866 207,658 57,788
Net Fair Value of Derivative Contracts: 715,424 86,866 207,658 57,788
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 715,424 86,866 207,658 57,788
715,424 86,866 207,658 57,788
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Equity Risk Exposure: 178,188 112,008 86,537 99,727
Unrealized Appreciation on Futures Contracts
*
.................. $ 178,188 $ 112,008 $ 86,537 $ 99,727
178,188 112,008 86,537 99,727
Net Fair Value of Derivative Contracts: 178,188 112,008 86,537 99,727
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 178,188 112,008 86,537 99,727
178,188 112,008 86,537 99,727
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Equity Risk Exposure: 4,625 7,209,520
Unrealized Appreciation on Futures Contracts
*
................................................. $ 4,625 $ 4,097,887
Swaps at Value (Assets) ................................................................. – 625,084
Unrealized Depreciation on Futures Contracts
*
................................................ – (1,972,979)
Swaps at Value (Liabilities) ............................................................... – (513,570)
4,625 7,209,520
Foreign Exchange Rate Risk Exposure: – 10,293,401
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ........................... – 5,908,223
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts .......................... – (4,385,178)
– 10,293,401
Net Fair Value of Derivative Contracts: 4,625 3,759,467
Unrealized Appreciation (Depreciation) on Futures Contracts
*
..................................... 4,625 2,124,908
Swaps at Value ........................................................................ – 111,514
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts ............... – 1,523,045
4,625 3,759,467
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended March 31, 2024:
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 5,182,297 249,008 2,082,052 227,355
Futures Contracts ....................................... $ 5,182,297 $ 249,008 $ 2,082,052 $ 227,355
5,182,296.89 249,008.48 2,082,052.24 227,355.22
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 2,326,779 260,523 858,095 796,488
Futures Contracts ....................................... 2,326,779 260,523 858,095 796,488
2,326,779 260,523 858,095 796,488
*
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 1,890,471 581,572 692,137 18,990,817
Futures Contracts ....................................... $ 1,890,471 $ 581,572 $ 692,137 $ 18,990,817
1,890,470.8 581,572.07 692,137.28 18,990,817.01
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 700,294 229,607 166,246 5,102,557
Futures Contracts ....................................... 700,294 229,607 166,246 5,102,557
700,294 229,607 166,246 5,102,557
*
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 1,318,744 4,864,630
Futures Contracts ...................................................................... $ 1,318,744 $ 8,240,482
Swap Contracts ....................................................................... – (3,375,852)
1,318,744.05 4,864,630.42
Foreign Exchange Rate Risk Exposure: – (3,058,534)
Forward Foreign Currency Exchange Contracts ................................................ – (3,058,534)
– (3,058,534)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (24,043) 2,468,737
Futures Contracts ...................................................................... (24,043) 2,548,866
Swap Contracts ....................................................................... – (80,129)
24,043 2,468,737
Foreign Exchange Rate Risk Exposure: – 2,189,419
Forward Foreign Currency Exchange Contracts ................................................ – 2,189,419
– 2,189,419

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
The following tables present the AQR Global Equity Fund's gross OTC derivative assets and liabilities, by counterparty and contract type, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of March 31, 2024:
AQR Global Equity Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $45,008 and total additional collateral pledged was $7,879,322.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 2,953,729 $ (2,193,086) $ 760,643 $ – $ (760,643) $ –
GSIN .......... Total Return Swap
Contracts 36,456 (36,456) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,954,494 (2,192,092) 762,402
JPMC .......... Total Return Swap
Contracts 588,628 (30,163) 558,465
Total JPMC 3,543,122 (2,222,255) 1,320,867 – – 1,320,867
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 6,533,307 (4,451,797) 2,081,510 – (760,643) 1,320,867
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 2,193,086 $ (2,193,086) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 483,407 (36,456) 446,951 – (339,997) 106,954
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,192,092 (2,192,092) –
JPMC .......... Total Return Swap
Contracts 30,163 (30,163) –
Total JPMC 2,222,255 (2,222,255) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,898,748 (4,451,797) 446,951 – (339,997) 106,954

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
For the period ended March 31, 2024, the average and ending volume of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
8. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
AQR LARGE
CAP MOMENTUM
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 49,531,483 $ 4,782,785 $ 21,945,985 $ 18,637,565 $ 15,376,408
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 46,980,225 5,579,340 22,628,160 14,948,250 11,413,275
Ending Notional Balance - Short – – – – –
*
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Futures Contracts:
Average Notional Balance - Long $ 4,246,238 $ 6,603,825 $ 79,662,308 $ 9,762,865 $ 126,564,075
Average Notional Balance - Short – – – – 53,672,042
Ending Notional Balance - Long 6,866,880 7,778,430 74,053,575 7,896,285 154,701,449
Ending Notional Balance - Short – – – – 72,437,479
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased – – – – 293,198,984
Average Settlement Value - Sold – – – – 266,268,283
Ending Value - Purchased – – – – 358,409,637
Ending Value - Sold – – – – 345,599,685
Total Return Swap Contracts:
Average Notional Balance - Long – – – – 16,189,679
Average Notional Balance - Short – – – – 48,010,062
Ending Notional Balance - Long – – – – 18,176,489
Ending Notional Balance - Short – – – – 57,250,626
*
Average volume of derivatives is based on the average of the notional balances, settlement values or number of contracts, as applicable, that were outstanding at the end of each quarter during the reporting period.
FUND RATIO
AQR Large Cap Multi-Style Fund ......................................................................... 0.25%
AQR Small Cap Multi-Style Fund ......................................................................... 0.45
AQR International Multi-Style Fund ........................................................................ 0.40
AQR Emerging Multi-Style II Fund ........................................................................ 0.50
AQR Large Cap Momentum Style Fund .................................................................... 0.25
AQR Small Cap Momentum Style Fund .................................................................... 0.45
AQR International Momentum Style Fund ................................................................... 0.40
AQR Large Cap Defensive Style Fund ..................................................................... 0.25
AQR International Defensive Style Fund .................................................................... 0.40
AQR Global Equity Fund ............................................................................... 0.60

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through January 28, 2025 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser
has agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses, and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser reimbursed the applicable Fund for its operating expenses under the Expense Limitation
Agreement. Such repayment shall be made only out of the share class of the Fund for which the applicable expense reimbursement was made.
Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
The amounts reimbursed by the Adviser for the period ended March 31, 2024, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at March 31, 2024 are as follows:
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ..................................................... 0.15% 0.15% 0.05%
AQR Small Cap Multi-Style Fund ..................................................... 0.15 0.15 0.05
AQR International Multi-Style Fund .................................................... 0.15 0.15 0.05
AQR Emerging Multi-Style II Fund .................................................... 0.20 0.20 0.10
AQR Large Cap Momentum Style Fund ................................................ 0.15 0.15 0.05
AQR Small Cap Momentum Style Fund ................................................ 0.15 0.15 0.05
AQR International Momentum Style Fund ............................................... 0.15 0.15 0.05
AQR Large Cap Defensive Style Fund ................................................. 0.15 0.15 0.05
AQR International Defensive Style Fund ................................................ 0.15 0.15 0.05
AQR Global Equity Fund ........................................................... 0.20 0.20 0.10
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING MARCH 31 ,
MARCH 31, 2024 MARCH 31, 2024 20 24 20 25 20 26 20 27
AQR LARGE CAP MULTI-STYLE FUND
Class I ................ $ 9,671 $ 59,728 $ 1,272 $ 23,291 $ 25,494 $ 9,671
Class N ................ 318 1,858 111 693 736 318
Class R6 ............... 51,080 249,855 9,357 83,787 105,631 51,080
Totals $ 61,069 $ 311,441 $ 10,740 $ 107,771 $ 131,861 $ 61,069
AQR SMALL CAP MULTI-STYLE FUND
Class I ................ $ 37,388 $ 248,566 $ 33,661 $ 90,011 $ 87,506 $ 37,388
Class N ................ 4,384 27,307 5,123 10,060 7,740 4,384
Class R6 ............... 31,641 195,074 31,194 67,379 64,860 31,641
Totals $ 73,413 $ 470,947 $ 69,978 $ 167,450 $ 160,106 $ 73,413
AQR INTERNATIONAL MULTI-STYLE FUND
Class I ................ $ 14,999 $ 120,660 $ 19,028 $ 49,588 $ 37,045 $ 14,999
Class N ................ 184 4,159 1,335 2,081 559 184
Class R6 ............... 85,136 627,762 113,708 244,956 183,962 85,136
Totals $ 100,319 $ 752,581 $ 134,071 $ 296,625 $ 221,566 $ 100,319
AQR EMERGING MULTI-STYLE II FUND
Class I ................ $ 11,682 $ 111,955 $ 28,026 $ 46,069 $ 26,178 $ 11,682
Class N ................ 302 4,904 1,808 2,182 612 302
Class R6 ............... 125,468 1,045,417 252,553 406,230 261,166 125,468
Totals $ 137,452 $ 1,162,276 $ 282,387 $ 454,481 $ 287,956 $ 137,452
AQR LARGE CAP MOMENTUM STYLE FUND
Class I ................ $ 34,545 $ 198,339 $ 11,117 $ 75,198 $ 77,479 $ 34,545
Class N ................ 7,812 30,288 878 7,938 13,660 7,812
Class R6 ............... 27,351 122,523 3,972 36,750 54,450 27,351
Totals $ 69,708 $ 351,150 $ 15,967 $ 119,886 $ 145,589 $ 69,708

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
During the period ended March 31, 2024, the Funds repaid to the Advisor the following amounts previously reimbursed:
9. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds.
The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily NAV of the Class N shares of the Funds.
10. Principal Risks and Concentrations
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, and equity risks.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING MARCH 31,
MARCH 31, 2024 MARCH 31, 2024 2024 2025 2026 2027
AQR SMALL CAP MOMENTUM STYLE FUND
Class I ................ $ 66,921 $ 411,613 $ 64,565 $ 133,190 $ 146,937 $ 66,921
Class N ................ 1,153 10,463 2,250 3,895 3,165 1,153
Class R6 ............... 14,414 107,638 21,226 37,840 34,158 14,414
Totals $ 82,488 $ 529,714 $ 88,041 $ 174,925 $ 184,260 $ 82,488
AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I ................ $ 58,446 $ 404,257 $ 76,415 $ 133,637 $ 135,759 $ 58,446
Class N ................ 2,208 59,365 16,072 21,928 19,157 2,208
Class R6 ............... 41,240 277,710 44,081 93,137 99,252 41,240
Totals $ 101,894 $ 741,332 $ 136,568 $ 248,702 $ 254,168 $ 101,894
AQR LARGE CAP DEFENSIVE STYLE FUND
Class I ................ $ – $ – $ – $ – $ – $ –
Class N ................ 6,365 16,448 – 440 9,643 6,365
Class R6 ............... 30,093 97,757 6,453 27,589 33,622 30,093
Totals $ 36,458 $ 114,205 $ 6,453 $ 28,029 $ 43,265 $ 36,458
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I ................ $ 26,953 $ 268,254 $ 50,132 $ 107,591 $ 83,578 $ 26,953
Class N ................ 996 15,947 3,879 6,311 4,761 996
Class R6 ............... 66,104 395,465 53,374 144,147 131,840 66,104
Totals $ 94,053 $ 679,666 $ 107,385 $ 258,049 $ 220,179 $ 94,053
AQR GLOBAL EQUITY FUND
Class I ................ $ 786 $ 6,807 $ 1,479 $ 2,627 $ 1,915 $ 786
Class N ................ 432 3,728 681 1,292 1,323 432
Class R6 ............... 22,382 166,571 27,957 56,255 59,977 22,382
Totals $ 23,600 $ 177,106 $ 30,117 $ 60,174 $ 63,215 $ 23,600
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ........................................... $ 1,571 $ – $ –
AQR International Multi-Style Fund .......................................... – 11 –
AQR Large Cap Momentum Style Fund ....................................... 7,124 – –
AQR Large Cap Defensive Style Fund ........................................ – 3,938 –
AQR International Defensive Style Fund ...................................... – 808 –
AQR Global Equity Fund .................................................. – 99 –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargos or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and
higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Foreign currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity-related investments such as futures and option contracts, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news.
Investments in REITs and other real estate-related investments are subject to unique risks. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. Historically, the returns from the stocks of real estate-related investments, which typically are small- or mid-capitalization stocks, have performed differently from the overall stock market. Unique risks of real-estate related investments include difficulties in valuing and disposing of real estate; the risks related to general and local economic conditions, environmental liability, increases in property taxes and operating expenses, and casualty or condemnation losses; the possibility of adverse changes in the climate for real estate, zoning laws, rent limitations, interest rates and in the credit markets; and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates.
Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, extreme weather and climate-related events, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments.
Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Funds' NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ NAV or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund's
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s NAV over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are reported on the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing Master Agreements, and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Funds while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at period end, if any, are disclosed in the Schedule of Investments.
Certain Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into other forms of direct and indirect borrowings. There is no guarantee that the
Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions could also increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Funds, the Adviser relies heavily on quantitative models and information and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Funds' investments. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, or lacks transparency, any decisions made in reliance thereon expose the Funds to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the
Funds are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Funds bear the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Funds to achieve their investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
11. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. The Interfund Lending Program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense paid as a result of borrowing under the Interfund Lending Program is reported as interfund lending expense on the
Statements of Operations.
During the reporting period, average borrowings from another series of the Trust (not presented in this book) under the Interfund Lending Program were as follows:
The outstanding balance of interfund borrowings of AQR International Defensive Style Fund amounting to $16,884,000 was repaid on April 3, 2024.
12. Line of Credit
Each series of the Trust other than the AQR Diversifying Strategies Fund (collectively, the “Participating Funds”) renewed a 364-day syndicated line of credit with $345,000,000 in committed loans (the “Agreement”) with Bank of America, N.A., as the administrative agent, effective March 15, 2024.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds
Rate or (ii) Term SOFR (including a 0.10% adjustment). The maximum loan amount available to a Participating Fund is the lesser of an amount that will not exceed the borrowing limits set forth in the Participating Fund’s Prospectus and/or Statement of Additional Information and will not cause the asset coverage ratio for any borrowings by the Participating Fund to drop below the required amount under the Agreement (between 300-500% per
Participating Fund). The Agreement is subject to an annual commitment fee allocated to each Participating Fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Participating Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid as a result of borrowing under the Agreement, and each Participating Fund's allocated commitment fee, is included in interest expense on the Statements of Operations.
There were no open borrowings as of March 31, 2024 by any of the Funds.
During the reporting period, average borrowings under the line of credit were as follows:
FUND
AVERAGE
BORROWINGS
WEIGHTED
AVERAGE
INTEREST
RATE
OUTSTANDING
LOAN
AMOUNT
INTEREST
PAID
AQR Small Cap Multi-Style Fund ......................... $ 4,659,000 5.91% $ – $ 3,771
AQR Small Cap Momentum Style Fund .................... 576,000 5.89 – 93
AQR International Momentum Style Fund .................. 1,501,273 5.90 – 2,671
AQR Large Cap Defensive Style Fund ..................... 9,200,000 5.88 – 1,481
AQR International Defensive Style Fund ................... 16,884,000 5.88 16,884,000 13,601
FUND
AVERAGE
BORROWINGS
WEIGHTED
AVERAGE
INTEREST
RATE
NUMBER
OF DAYS
OUTSTANDING
INTEREST
PAID
AQR Large Cap Multi-Style Fund ...................................... $40,000,000 6.36% 2 $14,126
AQR Emerging Multi-Style II Fund ...................................... 13,390,000 6.36 10 23,643
AQR Small Cap Momentum Style Fund .................................. 2,230,000 6.36 2 788
AQR International Momentum Style Fund ................................ 12,360,000 6.36 3 6,548

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2024
March 31, 2024 (Unaudited)
13. Principal Ownership
As of March 31, 2024, the Funds had individual shareholders and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
14. New Accounting Pronouncements and Regulations
On October 26, 2022, the SEC adopted rule and form amendments which require open-end mutual funds to transmit streamlined annual and semi-
annual reports to shareholders that highlight key information to investors. In connection with these amendments, certain information that was previously disclosed in fund shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semi-annual basis on
Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024, and will have no effect on the Funds' accounting policies or financial statements.
15. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events requiring adjustment to, or disclosure in, these financial statements.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR
OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
PERCENTAGE
INTEREST
HELD BY ADVISER
AND/OR
AFFILIATES
AQR Large Cap Multi-Style Fund ........................... 2 91.58% – %
AQR Small Cap Multi-Style Fund ............................ 3 85.96 –
AQR International Multi-Style Fund .......................... 2 94.30 –
AQR Emerging Multi-Style II Fund ........................... 2 95.37 –
AQR Large Cap Momentum Style Fund ....................... 2 89.82 –
AQR Small Cap Momentum Style Fund ....................... 2 97.40 –
AQR International Momentum Style Fund ..................... 2 95.93 –
AQR Large Cap Defensive Style Fund ........................ 5 76.99 –
AQR International Defensive Style Fund ...................... 2 87.08 –
AQR Global Equity Fund .................................. 3 97.18 –

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2024
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ended 3/31/2024” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/24
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDED
        3/31/24
AQR Large Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $1,251.90 0.41% $2.31
Hypothetical Return $1,000.00 $1,022.95 0.41% $2.07
Class N
Actual Return $1,000.00 $1,249.90 0.66% $3.71
Hypothetical Return $1,000.00 $1,021.70 0.66% $3.34
Class R6
Actual Return $1,000.00 $1,252.70 0.31% $1.75
Hypothetical Return $1,000.00 $1,023.45 0.31% $1.57
AQR Small Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $1,216.50 0.61% $3.38
Hypothetical Return $1,000.00 $1,021.95 0.61% $3.08
Class N
Actual Return $1,000.00 $1,215.40 0.86% $4.76
Hypothetical Return $1,000.00 $1,020.70 0.86% $4.34
Class R6
Actual Return $1,000.00 $1,217.70 0.51% $2.83
Hypothetical Return $1,000.00 $1,022.45 0.51% $2.58
AQR International Multi-Style Fund
Class I
Actual Return $1,000.00 $1,188.90 0.58% $3.17
Hypothetical Return $1,000.00 $1,022.10 0.58% $2.93
Class N
Actual Return $1,000.00 $1,188.20 0.83% $4.54
Hypothetical Return $1,000.00 $1,020.85 0.83% $4.19
Class R6
Actual Return $1,000.00 $1,189.50 0.48% $2.63
Hypothetical Return $1,000.00 $1,022.60 0.48% $2.43

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2024
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/24
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDED
        3/31/24
AQR Emerging Multi-Style II Fund
Class I
Actual Return $1,000.00 $1,133.80 0.71% $3.79
Hypothetical Return $1,000.00 $1,021.45 0.71% $3.59
Class N
Actual Return $1,000.00 $1,133.90 0.96% $5.12
Hypothetical Return $1,000.00 $1,020.20 0.96% $4.85
Class R6
Actual Return $1,000.00 $1,135.00 0.61% $3.26
Hypothetical Return $1,000.00 $1,021.95 0.61% $3.08
AQR Large Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $1,296.30 0.41% $2.35
Hypothetical Return $1,000.00 $1,022.95 0.41% $2.07
Class N
Actual Return $1,000.00 $1,294.70 0.66% $3.79
Hypothetical Return $1,000.00 $1,021.70 0.66% $3.34
Class R6
Actual Return $1,000.00 $1,296.70 0.31% $1.78
Hypothetical Return $1,000.00 $1,023.45 0.31% $1.57
AQR Small Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $1,265.20 0.62% $3.51
Hypothetical Return $1,000.00 $1,021.90 0.62% $3.13
Class N
Actual Return $1,000.00 $1,263.50 0.87% $4.92
Hypothetical Return $1,000.00 $1,020.65 0.87% $4.39
Class R6
Actual Return $1,000.00 $1,266.10 0.52% $2.95
Hypothetical Return $1,000.00 $1,022.40 0.52% $2.63
AQR International Momentum Style Fund
Class I
Actual Return $1,000.00 $1,245.00 0.61% $3.42
Hypothetical Return $1,000.00 $1,021.95 0.61% $3.08
Class N
Actual Return $1,000.00 $1,244.00 0.85% $4.77
Hypothetical Return $1,000.00 $1,020.75 0.85% $4.29
Class R6
Actual Return $1,000.00 $1,246.50 0.51% $2.86
Hypothetical Return $1,000.00 $1,022.45 0.51% $2.58
AQR Large Cap Defensive Style Fund
Class I
Actual Return $1,000.00 $1,169.10 0.39% $2.11
Hypothetical Return $1,000.00 $1,023.05 0.39% $1.97
Class N
Actual Return $1,000.00 $1,167.60 0.66% $3.58
Hypothetical Return $1,000.00 $1,021.70 0.66% $3.34
Class R6
Actual Return $1,000.00 $1,169.40 0.31% $1.68
Hypothetical Return $1,000.00 $1,023.45 0.31% $1.57

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2024
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/24
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDED
        3/31/24
AQR International Defensive Style Fund
Class I
Actual Return $1,000.00 $1,114.10 0.57% $3.01
Hypothetical Return $1,000.00 $1,022.15 0.57% $2.88
Class N
Actual Return $1,000.00 $1,112.10 0.82% $4.33
Hypothetical Return $1,000.00 $1,020.90 0.82% $4.14
Class R6
Actual Return $1,000.00 $1,113.80 0.47% $2.48
Hypothetical Return $1,000.00 $1,022.65 0.47% $2.38
AQR Global Equity Fund
Class I
Actual Return $1,000.00 $1,226.10 0.81% $4.51
Hypothetical Return $1,000.00 $1,020.95 0.81% $4.09
Class N
Actual Return $1,000.00 $1,224.80 1.06% $5.90
Hypothetical Return $1,000.00 $1,019.70 1.06% $5.35
Class R6
Actual Return $1,000.00 $1,226.60 0.71% $3.95
Hypothetical Return $1,000.00 $1,021.45 0.71% $3.59
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366
(to reflect the one-half year period unless stated otherwise).

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 219512, Kansas City, MO 64121-9512 | p: (866) 290-2688 | w: https://funds.aqr.com

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not applicable.

Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
section302
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ John Howard
-----------------------------------
John Howard,
Principal Executive Officer
May 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Howard
----------------------------------
John Howard,
Principal Executive Officer
May 24, 2024

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina
Principal Financial Officer
May 24, 2024